BlackRock Retirement Income 2040 Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 98.2%
BlackRock Multi-Asset Income Portfolio, Class
K Shares
(a)
..................... 451,571 $ 4,393,785
Total Long-Term Investments — 98.2%
(Cost: $4,791,167) ............................... 4,393,785
Security Shares Value
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(a)(b)(c)
................. 81,972 $ 81,972
Total Short-Term Securities — 1.8%
(Cost: $81,972) ................................. 81,972
Total Investments — 100.0%
(Cost: $4,873,139)
(d)
.............................. 4,475,757
Liabilities in Excess of Other Assets — (0.0) % ............ (349)
Net Assets — 100.0% .............................. $ 4,475,408
(a)
Affiliate of the Fund.
(b)
Non-income producing security.
(c)
Annualized 7-day yield as of period end.
(d)
Cost for U.S. federal income tax purposes.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 104,980 $ — $ (23,008)
(a)
$ — $ — $ 81,972 81,972 $ — $ —
BlackRock Multi-Asset Income
Portfolio, Class K Shares ... 4,307,987 — — — 85,798 4,393,785 451,571 — —
$ — $ 85,798 $ 4,475,757 $ — $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Retirement Income 2040 Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,393,785 $ — $ — $ 4,393,785
Short-Term Securities
Money Market Funds ...................................... 81,972 — — 81,972
$ 4,475,757 $ — $ — $ 4,475,757

Additional Financial Information
Schedule of Investments (Unaudited)
March 31, 2023
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.89%,
04/15/34 .................... USD 15,000 $ 14,556,263
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.14%,
04/15/34 .................... 1,000 909,951
Accredited Mortgage Loan Trust, Series 2004-
4, Class M2, (1-mo. LIBOR USD at 1.58%
Floor + 1.58%), 5.33%, 01/25/35
(a)
..... 504 459,965
AGL CLO 17 Ltd.
(a)(b)
Series 2022-17A, Class C, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
6.75%, 01/21/35 ............... 1,500 1,447,932
Series 2022-17A, Class E, (3-mo. CME
Term SOFR at 6.35% Floor + 6.35%),
11.00%, 01/21/35 .............. 1,000 911,928
AGL CLO 3 Ltd., Series 2020-3A, Class C, (3-
mo. LIBOR USD at 2.15% Floor + 2.15%),
6.94%, 01/15/33
(a)(b)
............... 2,000 1,913,931
AGL CLO 5 Ltd., Series 2020-5A, Class
A1R, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 5.97%, 07/20/34
(a)(b)
......... 4,000 3,908,066
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.86%,
04/20/32 .................... 2,500 2,421,114
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.91%,
04/20/32 .................... 1,000 912,771
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.79%,
04/15/34 .................... 4,000 3,836,084
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 7.79%,
04/15/34 .................... 3,100 2,772,918
Series 2021-2A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.56%,
07/20/34 .................... 14,000 13,558,440
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.81%,
07/20/34 .................... 5,000 4,777,840
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.86%,
07/20/34 .................... 2,500 2,279,823
Series 2021-2A, Class E, (3-mo. LIBOR
USD at 6.50% Floor + 6.50%), 11.31%,
07/20/34 .................... 1,325 1,185,408
Series 2021-3A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.57%,
01/25/35 .................... 5,000 4,828,350
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.87%,
01/25/35 .................... 3,000 2,845,950
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.92%,
01/25/35 .................... 1,000 911,111
AIG CLO Ltd., Series 2019-2A, Class AR, (3-
mo. LIBOR USD at 1.10% Floor + 1.10%),
5.92%, 10/25/33
(a)(b)
............... 7,300 7,158,120
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.39%,
10/17/34 .................... 1,500 1,444,824
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-AA, Class CR2, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.79%,
10/17/34 .................... USD 3,000 $ 2,878,711
Series 2015-AA, Class DR2, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.84%,
10/17/34 .................... 4,500 4,192,795
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.72%,
07/22/32 .................... 7,500 7,219,011
Series 2019-10A, Class DR, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 7.72%,
07/22/32 .................... 3,500 3,250,722
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. LIBOR USD at 2.00% Floor +
2.00%), 6.79%, 10/17/34
(a)(b)
......... 4,500 4,304,470
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 6.74%, 10/17/34
(a)(b)
......... 1,500 1,431,207
AIMCO CLO Ltd., Series 2020-12A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.36%, 01/17/32
(a)(b)
......... 10,000 9,731,143
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
2 2,028
Series 2018-F, Class C, 0.00%, 11/25/58 . 69 45,829
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 6.97%, 10/21/28
(a)(b)
......... 1,300 1,263,919
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (3-mo. LIBOR USD at 1.50% Floor +
1.50%), 6.29%, 01/17/31
(a)(b)
......... 1,000 961,197
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (3-mo. LIBOR USD at 1.65% Floor +
1.65%), 6.44%, 06/13/31
(a)(b)
......... 1,000 971,026
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.19%, 01/19/33
(a)(b)
......... 2,000 1,972,325
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
LIBOR USD + 1.85%), 6.64%, 10/15/29
(a)(b)
3,500 3,427,941
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (3-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.06%, 11/02/30
(a)(b)
......... 1,742 1,726,193
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,566,221
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,547,723
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 6,998,127
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 3,441 3,190,126
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,583,125
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (3-mo. LIBOR USD at 2.30%
Floor + 2.30%), 7.12%, 07/22/32
(a)(b)
.... 700 669,577
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.01%, 07/20/34
(a)(b)
.... 7,000 6,835,198
Anchorage Capital CLO 18 Ltd., Series
2021-18A, Class A1, (3-mo. LIBOR USD +
1.15%), 5.94%, 04/15/34
(a)(b)
......... 1,000 972,017

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.01%,
01/20/35 .................... USD 1,300 $ 1,266,921
Series 2021-20A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.61%,
01/20/35 .................... 1,500 1,434,538
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.30%,
01/28/31 .................... 3,400 3,276,104
Series 2014-3RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 6.65%,
01/28/31 .................... 1,250 1,197,859
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 6.65%,
01/28/31 .................... 600 575,441
Series 2014-4RA, Class D, (3-mo. LIBOR
USD at 2.60% Floor + 2.60%), 7.40%,
01/28/31 .................... 2,250 1,953,250
Anchorage Capital CLO 5-R Ltd., Series 2014-
5RA, Class C, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 6.64%, 01/15/30
(a)(b)
.... 1,850 1,796,190
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 6.54%, 07/15/32
(a)(b)
.... 1,000 958,463
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-1RA, Class E, (3-mo. LIBOR
USD at 5.50% Floor + 5.50%), 10.32%,
04/13/31 .................... 1,500 1,261,130
Series 2018-10A, Class A1A, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 5.99%,
10/15/31 .................... 7,650 7,562,153
Series 2018-10A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.54%,
10/15/31 .................... 3,000 2,889,555
Series 2018-10A, Class D, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 7.94%,
10/15/31 .................... 1,500 1,355,811
Series 2022-25A, Class C, (3-mo. CME
Term SOFR at 2.35% Floor + 2.35%),
6.99%, 04/20/35 ............... 5,000 4,807,972
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (3-mo. EURIBOR at 6.45%
Floor + 6.45%), 8.79%, 04/15/34
(a)(c)
.... EUR 499 471,169
Apidos CLO XII, Series 2013-12A, Class
AR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 5.87%, 04/15/31
(a)(b)
......... USD 2,400 2,372,716
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 6.66%,
04/20/31 .................... 7,000 6,660,253
Series 2013-15A, Class DRR, (3-mo. LIBOR
USD at 2.70% Floor + 2.70%), 7.51%,
04/20/31 .................... 2,000 1,840,614
Apidos CLO XX, Series 2015-20A, Class
BRR, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 6.74%, 07/16/31
(a)(b)
......... 1,750 1,697,354
Apidos CLO XXII, Series 2015-22A, Class
CR, (3-mo. LIBOR USD at 2.95% Floor +
2.95%), 7.76%, 04/20/31
(a)(b)
......... 1,000 939,969
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.37%,
07/25/30 .................... USD 1,000 $ 973,535
Series 2018-29A, Class B, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.72%,
07/25/30 .................... 1,000 952,343
Apidos CLO XXV, Series 2016-25A, Class
A1R, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 5.98%, 10/20/31
(a)(b)
......... 4,500 4,427,536
Apidos CLO XXXII, Series 2019-32A, Class
C, (3-mo. LIBOR USD at 2.40% Floor +
2.40%), 7.21%, 01/20/33
(a)(b)
......... 1,000 983,412
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.97%, 10/24/34
(a)(b)
......... 1,300 1,269,462
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.96%, 01/20/35
(a)(b)
......... 14,000 13,664,512
Apidos CLO XXXVI, Series 2021-36A, Class
D, (3-mo. LIBOR USD at 2.90% Floor +
2.90%), 7.71%, 07/20/34
(a)(b)
......... 1,000 927,795
Aqueduct European CLO DAC, Series 2017-
2X, Class E, (3-mo. EURIBOR at 4.40%
Floor + 4.40%), 6.69%, 10/15/30
(a)(c)
.... EUR 219 206,997
Ares L CLO Ltd., Series 2018-50A, Class
BR, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.39%, 01/15/32
(a)(b)
......... USD 6,000 5,836,018
Ares LIII CLO Ltd., Series 2019-53A, Class
C, (3-mo. LIBOR USD at 2.65% Floor +
2.65%), 7.47%, 04/24/31
(a)(b)
......... 4,500 4,404,064
Ares LV CLO Ltd., Series 2020-55A, Class
BR, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 6.49%, 07/15/34
(a)(b)
......... 1,000 962,599
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 5.96%, 10/20/34
(a)(b)
......... 7,500 7,323,811
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 0.00%,
04/15/30
(a)(b)
.................... 4,500 1,934,955
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 6.61%, 07/20/30
(a)(b)
......... 1,000 945,927
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. LIBOR USD at 1.30%
Floor + 1.30%), 6.23%, 05/24/30
(a)(b)
.... 1,000 977,129
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (3-mo. LIBOR USD at 3.10% Floor +
3.10%), 7.89%, 04/17/33
(a)(b)
......... 7,250 6,549,633
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (3-mo. LIBOR
USD + 1.17%), 5.96%, 10/15/30 .... 2,999 2,972,649
Series 2015-4A, Class A3R, (3-mo. LIBOR
USD + 1.50%), 6.29%, 10/15/30 .... 1,500 1,451,859
Series 2015-4A, Class BR, (3-mo. LIBOR
USD + 1.80%), 6.59%, 10/15/30 .... 1,017 978,620
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (3-mo. LIBOR
USD at 1.40% Floor + 1.40%), 6.19%,
07/15/30 .................... 1,500 1,467,847
Series 2015-35RA, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.69%,
07/15/30 .................... 1,000 965,871
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. LIBOR USD at 1.55%
Floor + 1.55%), 6.51%, 11/27/31
(a)(b)
.... 5,500 5,353,643

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. LIBOR USD +
1.10%), 5.92%, 07/26/31
(a)(b)
......... USD 2,000 $ 1,970,117
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. LIBOR USD at 1.18%
Floor + 1.18%), 6.00%, 10/24/31
(a)(b)
.... 1,700 1,673,577
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 8,625
Atrium XIV LLC, Series 14A, Class C, (3-mo.
LIBOR USD at 1.95% Floor + 1.95%),
6.74%, 08/23/30
(a)(b)
............... 1,000 967,836
Atrium XV, Series 15A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.57%,
01/23/31
(a)(b)
.................... 1,000 976,971
Aurium CLO II DAC, Series 2X, Class ERR,
(3-mo. EURIBOR at 6.08% Floor + 6.08%),
8.97%, 06/22/34
(a)(c)
............... EUR 200 182,897
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
6.42%, 04/15/31
(a)(c)
............... 670 604,447
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.89%,
10/17/32 .................... USD 1,250 1,185,608
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 7.94%,
10/17/32 .................... 1,000 892,248
Series 2021-3A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 5.98%,
07/24/34 .................... 6,750 6,588,464
Series 2021-7A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.92%,
01/22/35 .................... 2,250 2,148,705
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.48%,
04/18/35 .................... 5,000 4,745,504
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.83%,
04/18/35 .................... 7,000 6,591,179
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 7.83%,
04/18/35 .................... 2,500 2,184,878
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.76%,
10/20/31 .................... 4,500 4,303,148
Series 2020-2A, Class CR, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 7.76%,
10/20/31 .................... 2,000 1,826,299
Bardot CLO Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 6.72%, 10/22/32
(a)(b)
......... 3,250 3,131,684
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (3-mo. LIBOR USD at 2.10% Floor +
2.10%), 6.91%, 03/09/34
(a)(b)
......... 1,000 937,968
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. LIBOR USD at 3.45% Floor +
3.45%), 8.24%, 10/15/36
(a)(b)
......... 2,000 1,717,091
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. LIBOR USD at 2.05% Floor +
2.05%), 6.87%, 01/25/35
(a)(b)
......... 2,000 1,861,054
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.79%,
04/15/34 .................... 3,000 2,791,616
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-19A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.04%,
04/15/34 .................... USD 3,000 $ 2,577,517
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 5.93%, 12/19/32
(a)(b)
......... 5,000 4,897,270
BBAM European CLO I DAC, Series 1X, Class
ER, (3-mo. EURIBOR at 5.91% Floor +
5.91%), 8.36%, 07/22/34
(a)(c)
......... EUR 200 185,751
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. LIBOR
USD at 1.25% Floor + 1.25%), 5.80%,
01/25/35 .................... USD 478 468,844
Series 2006-HE7, Class 1A2, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.19%,
09/25/36 .................... 500 475,628
Series 2007-HE2, Class 22A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 4.99%,
03/25/37 .................... 2,087 1,845,373
Series 2007-HE2, Class 23A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 4.99%,
03/25/37 .................... 2,362 2,084,526
Series 2007-HE3, Class 2A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 4.99%,
04/25/37 .................... 3,633 5,050,950
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. LIBOR
USD at 1.73% Floor + 1.73%), 5.62%,
04/25/34
(a)
..................... 1,791 1,724,880
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. LIBOR USD
at 1.10% Floor + 1.10%), 5.91%, 01/20/31
(a)
(b)
........................... 1,500 1,482,184
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.14%,
01/15/33 .................... 7,000 6,913,291
Series 2019-19A, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.79%,
01/15/33 .................... 4,250 4,159,114
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 5.94%,
07/18/31 .................... 2,200 2,168,439
Series 2018-15A, Class A2A, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.49%,
07/18/31 .................... 1,000 977,094
Bilbao CLO I DAC, Series 1X, Class D, (3-mo.
EURIBOR at 4.73% Floor + 4.73%), 7.07%,
07/20/31
(a)(c)
.................... EUR 550 511,741
Bilbao CLO II DAC, Series 2X, Class DR,
(3-mo. EURIBOR at 5.97% Floor + 5.97%),
8.67%, 08/20/35
(a)(c)
............... 700 645,146
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.60%,
01/19/35 .................... USD 7,500 7,107,921
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.05%,
01/19/35 .................... 5,000 4,722,128
Birch Grove CLO Ltd., Series 19A, Class
CR, (3-mo. LIBOR USD at 2.20% Floor +
2.20%), 7.07%, 06/15/31
(a)(b)
......... 2,000 1,901,555
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 7.75%, 04/15/34
(a)(c)
......... EUR 300 272,048

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. LIBOR USD + 1.18%), 6.00%,
10/22/30
(a)(b)
.................... USD 962 $ 951,793
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 8.90%, 02/25/34
(a)(c)
........ EUR 700 650,375
Boyce Park CLO Ltd., Series 2022-1A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.75%, 04/21/35
(a)(b)
......... USD 1,500 1,423,473
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 6.56%, 07/20/34
(a)(b)
.... 5,000 4,826,518
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.44%,
07/18/34 .................... 9,000 8,632,458
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.79%,
07/18/34 .................... 2,500 2,328,179
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.69%,
07/15/31 .................... 1,500 1,416,412
Series 2016-2A, Class BR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.54%,
10/15/31 .................... 1,250 1,202,182
Series 2017-1A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.79%,
07/15/30 .................... 5,000 4,837,276
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.83%,
04/15/35 .................... 2,000 1,927,214
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.69%,
07/15/31 .................... 1,000 939,729
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.84%,
07/15/34 .................... 1,000 954,551
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 7.94%,
07/15/34 .................... 1,000 902,000
Series 2020-3A, Class C, (3-mo. LIBOR
USD at 2.50% Floor + 2.50%), 7.29%,
01/15/34 .................... 1,000 982,446
Capital Four CLO II DAC, Series 2X, Class E,
(3-mo. EURIBOR at 5.91% Floor + 5.91%),
8.25%, 01/15/34
(a)(c)
............... EUR 300 280,531
Carlyle C17 CLO Ltd., Series C17A, Class
BR, (3-mo. LIBOR USD + 1.85%), 6.65%,
04/30/31
(a)(b)
.................... USD 1,000 964,228
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.41%,
04/20/31 .................... 2,700 2,623,480
Series 2019-3A, Class A2R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.51%,
10/20/32 .................... 5,000 4,856,123
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 2.30% Floor + 2.30%), 7.11%,
10/20/32 .................... 4,000 3,901,976
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. LIBOR USD at
0.25% Floor + 0.25%), 5.10%, 04/25/36
(a)
2,876 2,499,943
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO I Ltd., Series 2018-1A, Class
D, (3-mo. LIBOR USD + 2.89%), 7.68%,
07/16/31
(a)(b)
.................... USD 1,995 $ 1,805,790
CarVal CLO III Ltd., Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 6.76%, 07/20/32
(a)(b)
......... 7,000 6,689,525
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.56%,
07/20/34 .................... 6,500 6,193,913
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.06%,
07/20/34 .................... 5,000 4,421,878
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 6.99%,
10/15/34 .................... 2,000 1,910,293
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.04%,
10/15/34 .................... 3,000 2,797,390
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. LIBOR USD + 3.70%), 8.51%,
04/20/29
(a)(b)
.................... 1,000 912,016
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. LIBOR
USD + 1.25%), 6.06%, 07/20/30 .... 981 972,614
Series 2020-13A, Class A, (3-mo. LIBOR
USD at 1.43% Floor + 1.43%), 6.24%,
01/20/34 .................... 4,000 3,934,875
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. LIBOR USD + 1.65%),
6.47%, 07/23/34
(a)(b)
............... 5,000 4,764,696
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 1,690,276
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. LIBOR USD at 1.10%
Floor + 1.10%), 5.89%, 07/17/31
(a)(b)
.... 1,750 1,724,307
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. LIBOR USD at 3.31%
Floor + 3.31%), 8.12%, 04/20/34
(a)(b)
.... 1,950 1,728,193
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 7.90%, 01/15/34
(a)(c)
.... EUR 200 184,931
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. LIBOR
USD at 1.30% Floor + 1.30%), 6.11%,
04/27/31 .................... USD 1,700 1,671,284
Series 2013-4A, Class DRR, (3-mo. LIBOR
USD at 2.80% Floor + 2.80%), 7.61%,
04/27/31 .................... 1,000 931,615
Series 2014-2RA, Class A3, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.72%,
04/24/30 .................... 500 481,802
Series 2014-3A, Class CR2, (3-mo. LIBOR
USD + 2.35%), 7.17%, 10/22/31 .... 1,000 955,301
Series 2015-1A, Class CRR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.72%,
01/22/31 .................... 1,000 963,180
Series 2016-1A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.52%,
10/21/31 .................... 7,000 6,794,994
Series 2017-3A, Class A1, (3-mo. LIBOR
USD at 1.22% Floor + 1.22%), 6.03%,
07/20/30 .................... 3,352 3,328,469

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-5A, Class B, (3-mo. LIBOR
USD + 1.85%), 6.64%, 11/16/30 ..... USD 500 $ 480,686
Series 2018-1A, Class B, (3-mo. LIBOR
USD + 1.40%), 6.19%, 04/18/31 .... 1,000 974,856
Series 2018-4A, Class A1, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 5.94%,
10/17/31 .................... 2,700 2,672,101
Series 2018-4A, Class B, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.89%,
10/17/31 .................... 2,000 1,947,419
Series 2019-5A, Class A2RS, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.54%,
01/15/35 .................... 2,200 2,112,010
Series 2019-6A, Class A1, (3-mo. LIBOR
USD at 1.33% Floor + 1.33%), 6.12%,
01/16/33 .................... 8,500 8,395,084
Series 2019-6A, Class D, (3-mo. LIBOR
USD at 3.95% Floor + 3.95%), 8.74%,
01/16/33 .................... 1,150 1,101,480
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.62%,
04/25/33 .................... 10,500 10,070,577
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 7.79%,
07/15/36 .................... 1,500 1,375,164
Series 2021-6A, Class A, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 5.93%,
10/15/34 .................... 600 585,643
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. LIBOR USD
at 0.47% Floor + 0.47%), 5.31%, 08/25/36
(a)
2,882 2,533,878
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.01%,
10/20/30 .................... 6,569 6,501,922
Series 2015-1A, Class BR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.41%,
10/20/30 .................... 3,000 2,931,554
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 351 350,144
Series 1997-7, Class M1, 7.03%, 07/15/28 1,762 1,654,351
Contego CLO IX DAC, Series 9X, Class E,
(3-mo. EURIBOR at 6.01% Floor + 6.01%),
8.51%, 01/24/34
(a)(c)
............... EUR 472 429,131
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
LIBOR USD at 0.34% Floor + 0.34%),
5.19%, 07/25/37
(a)(b)
............... USD 1,273 831,229
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.11%, 12/15/34
(a)(c)
.... EUR 200 188,405
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 5.99%, 10/20/30
(a)(b)
......... USD 936 925,905
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 6.84%, 07/18/30
(a)(b)
.... 2,000 1,912,722
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (3-mo. LIBOR USD at 2.25% Floor
+ 2.25%), 7.04%, 07/15/30
(a)(b)
........ 1,000 971,361
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 6.54%, 01/17/32
(a)(b)
......... 8,000 7,710,653
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (3-mo. LIBOR USD at 3.75% Floor +
3.75%), 8.58%, 01/16/32
(a)(b)
......... 1,000 905,715
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 86 CLO Ltd., Series 2020-86A, Class
DR, (3-mo. LIBOR USD at 3.20% Floor +
3.20%), 7.99%, 07/17/34
(a)(b)
......... USD 6,000 $ 5,371,874
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 6.84%, 04/15/28
(a)(b)
.... 5,250 5,079,758
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class CR, (3-mo. LIBOR USD +
1.85%), 6.64%, 04/15/29
(a)(b)
......... 6,000 5,834,668
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (3-mo. LIBOR USD at
3.15% Floor + 3.15%), 8.01%, 08/15/30
(a)(b)
1,500 1,392,331
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 6.94%,
01/15/34 .................... 3,500 3,394,611
Series 2018-1A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 6.99%,
10/15/30 .................... 1,000 960,816
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.89%,
04/15/31 .................... 2,500 2,455,844
Series 2020-1A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.84%,
10/15/34 .................... 3,500 3,363,678
Series 2020-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.89%,
10/15/34 .................... 3,000 2,652,686
Elevation CLO Ltd., Series 2017-8A, Class
C, (3-mo. LIBOR USD + 2.05%), 6.87%,
10/25/30
(a)(b)
.................... 3,000 2,889,623
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.26%,
10/20/33 .................... 2,500 2,483,583
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 4.40% Floor + 4.40%), 9.21%,
10/20/33 .................... 2,000 1,899,484
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.49%,
04/15/33 .................... 1,250 1,215,446
Series 2020-1A, Class D, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 7.94%,
04/15/33 .................... 5,500 5,261,273
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 6.71%, 07/20/34
(a)(b)
......... 1,500 1,423,832
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. LIBOR USD at 3.10% Floor +
3.10%), 7.91%, 10/20/34
(a)(b)
......... 2,000 1,895,969
Elmwood CLO VII Ltd., Series 2020-4A, Class
A, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.18%, 01/17/34
(a)(b)
......... 2,000 1,971,908
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. LIBOR USD at 2.95% Floor +
2.95%), 7.76%, 10/20/34
(a)(b)
......... 2,000 1,870,036
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (1-mo. LIBOR
USD at 0.50% Floor + 0.50%), 5.35%,
06/25/36 .................... 1,450 1,258,168
Series 2006-FF13, Class A1, (1-mo. LIBOR
USD at 0.24% Floor + 0.24%), 5.09%,
10/25/36 .................... 3,207 2,121,639

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-FF13, Class A2C, (1-mo.
LIBOR USD at 0.32% Floor + 0.32%),
5.17%, 10/25/36 ............... USD 1,881 $ 1,248,477
Series 2006-FF17, Class A5, (1-mo. LIBOR
USD at 0.15% Floor + 0.15%), 5.00%,
12/25/36 .................... 2,323 2,101,636
Series 2006-FFH1, Class M1, (1-mo. LIBOR
USD at 0.56% Floor + 0.56%), 5.40%,
01/25/36 .................... 5,391 5,070,135
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... 6,000 5,536,570
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,640,549
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. LIBOR
USD at 0.98% Floor + 0.98%), 5.84%,
05/15/30 .................... 2,650 2,623,904
Series 2017-1A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.76%,
05/15/30 .................... 1,000 960,670
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (3-mo. LIBOR USD at 3.79% Floor +
3.79%), 8.71%, 11/20/33
(a)(b)
......... 1,000 957,678
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 6.65%,
07/19/34 .................... 2,000 1,878,064
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 7.70%,
07/19/34 .................... 2,500 2,382,528
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,440,125
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 7.59%, 10/19/39
(a)(b)
......... 8,500 8,424,262
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (3-mo. LIBOR USD at 2.60% Floor +
2.60%), 7.41%, 04/20/31
(a)(b)
......... 1,800 1,625,340
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (3-mo. LIBOR USD + 1.70%), 6.49%,
01/15/31
(a)(b)
.................... 500 468,905
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (3-mo. LIBOR USD at 1.02% Floor
+ 1.02%), 5.89%, 05/16/31
(a)(b)
........ 3,000 2,953,801
Generate CLO 2 Ltd., Series 2A, Class AR, (3-
mo. LIBOR USD at 1.15% Floor + 1.15%),
5.97%, 01/22/31
(a)(b)
............... 7,660 7,565,905
Generate CLO 3 Ltd., Series 3A, Class DR,
(3-mo. LIBOR USD + 3.60%), 8.41%,
10/20/29
(a)(b)
.................... 2,000 1,905,606
Generate CLO 6 Ltd., Series 6A, Class CR, (3-
mo. LIBOR USD at 2.45% Floor + 2.45%),
7.27%, 01/22/35
(a)(b)
............... 1,000 944,386
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (3-mo. LIBOR USD at 1.37% Floor +
1.37%), 6.19%, 01/22/33
(a)(b)
......... 3,000 2,942,492
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 6.56%, 10/20/34 8,500 8,109,391
Series 9A, Class C, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.06%, 10/20/34 3,000 2,824,670
Series 9A, Class D, (3-mo. LIBOR USD at
3.35% Floor + 3.35%), 8.16%, 10/20/34 3,000 2,612,570
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 9A, Class E, (3-mo. LIBOR USD at
6.85% Floor + 6.85%), 11.66%, 10/20/34 USD 1,000 $ 903,737
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.19% Floor +
1.19%), 5.98%, 10/15/30
(a)(b)
......... 2,250 2,228,553
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.61%,
04/20/34
(a)(b)
.................... 9,500 9,002,276
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
LIBOR USD at 1.60% Floor + 1.60%),
6.41%, 07/20/34
(a)(b)
............... 1,000 956,442
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. LIBOR
USD + 1.30%), 6.11%, 04/20/30
(a)(b)
.... 2,000 1,968,910
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.82%,
04/24/31
(a)(b)
.................... 1,000 968,331
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.86%,
10/20/32 .................... 2,000 1,938,099
Series 2019-5A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 7.96%,
10/20/32 .................... 1,000 934,381
GoldenTree Loan Management US CLO 6
Ltd., Series 2019-6A, Class BR, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.44%, 04/20/35
(a)(b)
............... 800 769,065
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (3-mo. LIBOR USD at
1.60% Floor + 1.60%), 6.40%, 10/29/29
(a)(b)
900 885,225
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 5.93%,
07/20/31 .................... 3,300 3,263,936
Series 2015-10A, Class C1R, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.91%,
07/20/31 .................... 1,000 975,107
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.76%,
10/20/34 .................... 3,000 2,817,966
Series 2021-11A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 7.81%,
10/20/34 .................... 1,000 899,946
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. LIBOR USD at
1.32% Floor + 1.32%), 6.13%, 01/20/34
(a)(b)
2,500 2,461,530
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class C, (3-mo. LIBOR USD at
2.80% Floor + 2.80%), 7.61%, 01/20/34
(a)(b)
2,000 1,999,899
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. LIBOR USD at
1.80% Floor + 1.80%), 6.61%, 07/20/34
(a)(b)
5,915 5,753,478
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (3-mo. LIBOR USD at
3.20% Floor + 3.20%), 8.01%, 07/20/34
(a)(b)
2,500 2,335,563
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. LIBOR USD at
1.18% Floor + 1.18%), 6.00%, 01/25/35
(a)(b)
1,000 971,651

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 6.10%, 12/15/34 .. GBP 100 $ 93,831
Series B2,  (Sterling Overnight Index
Average + 2.20%), 6.38%, 03/15/36
(c)
. 100 92,520
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 4,655 3,438,757
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (3-mo. LIBOR USD at 2.30% Floor +
2.30%), 7.09%, 04/15/34
(a)(b)
......... 1,500 1,416,075
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.71%),
7.36%, 04/15/33 ............... 3,000 2,883,777
Series 2020-3RA, Class CR, (3-mo. CME
Term SOFR at 3.35% Floor + 3.61%),
8.26%, 04/15/33 ............... 1,000 906,948
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (3-mo. LIBOR USD at 3.00% Floor +
3.00%), 7.82%, 01/27/31
(a)(b)
......... 450 400,592
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. LIBOR USD at 2.30% Floor +
2.30%), 7.11%, 01/20/30
(a)(b)
......... 1,000 967,935
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. LIBOR
USD at 0.70% Floor + 0.70%), 5.55%,
12/25/35
(a)
................... 1,025 423,253
Series 2006-4, Class 1A1, 3.60%,
03/25/36
(a)
................... 2,663 1,853,527
Series 2006-5, Class 1A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.21%,
03/25/36
(a)
................... 3,553 1,100,590
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
................... 3,298 815,786
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 4.99%,
11/25/36 .................... 6,581 3,078,743
Series 2006-HE6, Class A4, (1-mo. LIBOR
USD at 0.48% Floor + 0.48%), 5.33%,
08/25/36 .................... 1,420 1,118,663
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. LIBOR USD + 2.10%),
6.90%, 07/28/31
(a)(b)
............... 1,000 977,912
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (3-mo. LIBOR
USD at 1.37% Floor + 1.37%), 6.16%,
04/15/33 .................... 7,500 7,377,222
Series 2020-IA, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.79%,
04/15/33 .................... 2,000 1,917,301
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 5.99%,
07/15/34 .................... 7,000 6,862,035
Series 2021-4A, Class A2, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 6.64%,
07/15/34 .................... 1,250 1,217,392
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. LIBOR USD at 1.45% Floor +
1.45%), 6.25%, 11/30/32
(a)(b)
......... 11,000 10,888,398
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 6.96%, 04/20/34
(a)(b)
......... 1,750 1,678,760
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Halseypoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.60%,
01/30/35 .................... USD 3,500 $ 3,353,620
Series 2021-5A, Class D, (3-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.30%,
01/30/35 .................... 3,000 2,696,112
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.16%,
01/20/33 .................... 10,000 9,852,428
Series 2019-1A, Class B1, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.01%,
01/20/33 .................... 2,500 2,448,990
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
7.86%, 10/15/31
(a)(c)
............... EUR 235 217,235
Henley CLO IV DAC, Series 4X, Class E,
(3-mo. EURIBOR at 5.25% Floor + 5.25%),
7.70%, 04/25/34
(a)(c)
............... 300 269,219
Highbridge Loan Management Ltd., Series 12A-
18, Class B, (3-mo. LIBOR USD at 1.85%
Floor + 1.85%), 6.64%, 07/18/31
(a)(b)
.... USD 1,000 963,437
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,682 8,397,236
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (3-mo. LIBOR USD at 1.95%
Floor + 1.95%), 6.76%, 07/20/30
(a)(b)
.... 1,000 949,853
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 7.69%,
07/15/34 .................... 500 448,344
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.44%,
04/20/35 .................... 3,125 3,058,946
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.79%,
04/20/35 .................... 5,000 4,816,378
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 7.69%,
04/20/35 .................... 2,550 2,297,918
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
10.36%, 07/15/32
(a)(c)
.............. EUR 213 195,606
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. LIBOR USD at 1.10% Floor
+ 1.10%), 5.81%, 01/17/38
(a)(b)
........ USD 2,750 2,738,500
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. LIBOR USD at
0.80% Floor + 0.80%), 5.65%, 07/25/36
(a)
2,975 2,531,761
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
LIBOR USD at 2.10% Floor + 2.10%),
6.89%, 07/18/30
(a)(b)
............... 8,050 7,709,261
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.51%,
10/15/32 .................... 4,250 4,088,989
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.91%,
10/15/32 .................... 1,450 1,384,591
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
LIBOR USD at 1.70% Floor + 1.70%),
6.51%, 10/20/34
(a)(b)
............... 3,657 3,529,966
KKR CLO 41 Ltd., Series 2022-41A, Class D,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 7.88%, 04/15/35
(a)(b)
......... 5,250 4,724,991

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR CLO Ltd., Series 22A, Class D, (3-mo.
LIBOR USD + 3.10%), 7.91%, 07/20/31
(a)(b)
USD 1,200 $ 1,094,536
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
LIBOR USD at 1.65% Floor + 1.65%),
6.46%, 07/20/30
(a)(b)
............... 350 335,694
Lehman XS Trust, Series 2007-20N, Class
A1, (1-mo. LIBOR USD at 1.15% Floor +
2.30%), 7.15%, 12/25/37
(a)
.......... 6,232 6,082,994
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. LIBOR
USD at 0.52% Floor + 0.52%), 5.37%,
08/25/45 .................... 1,734 1,645,168
Series 2006-4, Class 1A, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.15%,
05/25/36 .................... 21,703 12,302,463
Series 2006-6, Class 2A3, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.15%,
07/25/36 .................... 5,827 2,332,710
Series 2006-7, Class 1A, (1-mo. LIBOR
USD at 0.31% Floor + 0.31%), 5.16%,
08/25/36 .................... 6,522 3,501,059
Series 2006-WL3, Class 2A4, (1-mo. LIBOR
USD at 0.60% Floor + 0.60%), 5.45%,
01/25/36 .................... 1,441 1,279,183
Lucali CLO Ltd., Series 2020-1A, Class D, (3-
mo. LIBOR USD at 3.60% Floor + 3.60%),
8.39%, 01/15/33
(a)(b)
............... 2,250 2,054,807
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.71%,
07/27/30 .................... 4,080 3,937,555
Series 2016-20A, Class DR, (3-mo. LIBOR
USD + 3.00%), 7.81%, 07/27/30 .... 1,315 1,225,402
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class C, (3-mo. LIBOR USD at 2.20%
Floor + 2.20%), 6.99%, 10/18/30
(a)(b)
.... 5,450 5,305,468
Madison Park Funding XXVI Ltd., Series
2017-26A, Class AR, (3-mo. LIBOR USD +
1.20%), 6.00%, 07/29/30
(a)(b)
......... 3,486 3,463,170
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. LIBOR
USD + 1.80%), 6.61%, 04/20/30 .... 1,600 1,539,972
Series 2018-27A, Class C, (3-mo. LIBOR
USD + 2.60%), 7.41%, 04/20/30 .... 1,000 930,595
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 6.97%,
01/23/31 .................... 600 584,659
Series 2018-31A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 7.82%,
01/23/31 .................... 750 712,036
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.46%, 10/15/32 ............... 6,000 5,790,000
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.86%, 10/15/32 ............... 4,750 4,624,255
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.76%, 10/15/32 ............... 2,000 1,864,234
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. LIBOR USD at 1.50% Floor
+ 1.50%), 6.29%, 12/18/30
(a)(b)
........ 1,500 1,437,389
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
7.96%, 01/16/34
(a)(c)
............... EUR 100 $ 94,147
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. LIBOR USD at
0.52% Floor + 0.52%), 5.37%, 06/25/36
(a)(b)
USD 2,014 1,758,808
MF1 Ltd., Series 2021-FL7, Class A, (1-mo.
LIBOR USD at 1.08% Floor + 1.08%),
5.84%, 10/16/36
(a)(b)
............... 3,050 2,953,925
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.36%,
10/20/30 .................... 5,862 5,681,451
Series 2017-1A, Class CR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.71%,
10/20/30 .................... 2,000 1,932,212
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
. 606 143,686
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (3-mo. LIBOR
USD + 2.15%), 6.97%, 10/21/30 .... 1,500 1,437,697
Series 2014-18A, Class CR2, (3-mo. LIBOR
USD + 3.00%), 7.82%, 10/21/30 .... 1,250 1,150,751
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. LIBOR USD at
6.50% Floor + 6.50%), 11.29%, 07/15/34
(a)(b)
2,600 2,392,406
Neuberger Berman CLO XXI Ltd., Series
2016-21A, Class DR2, (3-mo. LIBOR USD
at 3.30% Floor + 3.30%), 8.11%, 04/20/34
(a)
(b)
........................... 1,000 935,567
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.44%,
10/17/30 .................... 800 782,796
Series 2016-22A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 6.99%,
10/17/30 .................... 1,000 964,176
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.54%,
10/18/30 .................... 2,000 1,918,723
Series 2017-26A, Class D, (3-mo. LIBOR
USD at 2.65% Floor + 2.65%), 7.44%,
10/18/30 .................... 3,250 2,987,476
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (3-mo. LIBOR
USD + 2.60%), 7.39%, 01/15/30
(a)(b)
.... 1,000 930,133
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.90%,
10/19/31
(a)(b)
.................... 500 462,793
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (3-mo. LIBOR
USD at 1.34% Floor + 1.34%), 6.14%,
01/19/33
(a)(b)
.................... 8,450 8,348,998
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.61%,
07/20/31
(a)(b)
.................... 1,563 1,517,053
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.54%,
04/16/33
(a)(b)
.................... 1,000 963,732

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 5.92%,
10/14/35
(a)(b)
.................... USD 12,250 $ 11,952,320
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (3-mo. EURIBOR
at 5.52% Floor + 5.52%), 7.85%, 04/17/34
(a)
(c)
........................... EUR 188 173,136
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.. USD 5,006 4,004,927
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.03%, 12/21/29
(a)(b)
.... 4,508 4,472,593
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (3-mo. EURIBOR at 5.66%
Floor + 5.66%), 8.31%, 05/15/34
(a)(c)
.... EUR 100 91,074
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 5.93%,
10/20/34 .................... USD 4,418 4,308,685
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.76%,
10/20/34 .................... 2,500 2,342,401
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
462 440,003
Series 1999-C, Class A2, 7.48%, 08/15/27 2,467 2,058,920
Series 2001-D, Class A3, 5.90%, 09/15/23
(a)
318 157,879
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
7 7,177
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 7.72%,
04/26/31 .................... 3,100 2,739,287
Series 2014-6A, Class A1R, (3-mo. LIBOR
USD at 1.26% Floor + 1.26%), 6.09%,
10/17/30 .................... 10,800 10,706,264
Series 2014-6A, Class A2R, (3-mo. LIBOR
USD at 1.72% Floor + 1.72%), 6.55%,
10/17/30 .................... 7,500 7,269,898
Series 2015-10A, Class CR2, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.87%,
01/26/34 .................... 3,700 3,545,979
Series 2015-10A, Class DR2, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 7.77%,
01/26/34 .................... 2,000 1,776,758
Series 2016-11A, Class A1AR, (3-mo.
LIBOR USD at 1.27% Floor + 1.27%),
6.09%, 10/26/30 ............... 1,000 992,373
Series 2018-15A, Class A3, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.51%,
07/20/31 .................... 1,000 963,770
Series 2019-16A, Class CR, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 6.66%,
04/10/33 .................... 2,500 2,367,798
Series 2019-17A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.81%,
07/20/32 .................... 6,000 5,710,771
Series 2019-17A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.91%,
07/20/32 .................... 1,500 1,354,010
Series 2020-19A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.91%,
10/20/34 .................... 7,500 7,217,247
Series 2020-19A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 7.96%,
10/20/34 .................... 1,000 901,419
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-22A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.86%,
12/02/34 .................... USD 4,500 $ 4,313,712
Series 2021-22A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.91%,
12/02/34 .................... 1,250 1,127,627
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 7.29%,
01/15/32 .................... EUR 298 285,085
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 8.69%,
01/15/32 .................... 200 175,097
Series 2019-3X, Class ER, (3-mo.
EURIBOR at 6.02% Floor + 6.02%),
7.48%, 04/20/33 ............... 400 376,725
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.39%,
07/15/30 .................... USD 6,000 5,799,528
Series 2016-1A, Class CR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.59%,
07/15/30 .................... 2,250 2,097,298
Series 2016-1A, Class DR, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 7.64%,
07/15/30 .................... 1,250 1,096,044
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (3-mo. LIBOR USD +
2.10%), 6.89%, 07/15/30
(a)(b)
......... 1,500 1,408,240
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (3-mo. LIBOR USD at
2.25% Floor + 2.25%), 7.07%, 10/24/30
(a)(b)
4,000 3,832,904
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (3-mo. LIBOR USD at
3.10% Floor + 3.10%), 7.92%, 01/24/33
(a)(b)
1,532 1,349,785
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. LIBOR USD at
1.40% Floor + 1.40%), 6.21%, 01/20/30
(a)(b)
2,000 1,945,051
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. LIBOR USD at
2.60% Floor + 2.60%), 7.41%, 01/20/31
(a)(b)
1,000 882,683
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 6.96%,
01/20/35 .................... 3,000 2,799,772
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.16%,
01/20/35 .................... 3,000 2,660,765
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.49%,
10/15/33 .................... 8,500 8,164,459
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 6.94%,
10/15/33 .................... 3,800 3,668,006
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 7.99%,
10/15/33 .................... 4,250 3,900,933
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 6.10%,
11/18/31 .................... 13,212 12,997,644
Series 2014-1A, Class BRR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.62%,
11/18/31 .................... 1,500 1,451,851

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class CRR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.12%,
11/18/31 .................... USD 1,000 $ 943,086
OHA Credit Funding 11 Ltd., Series 2022-11A,
Class D, (3-mo. CME Term SOFR at 3.60%
Floor + 3.60%), 8.23%, 07/19/33
(a)(b)
.... 1,000 943,400
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.02%,
04/21/34 .................... 1,500 1,455,114
Series 2019-2A, Class DR, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.12%,
04/21/34 .................... 1,000 940,932
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. LIBOR USD at 1.14%
Floor + 1.14%), 5.95%, 07/02/35
(a)(b)
.... 2,000 1,954,716
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. LIBOR USD at 3.15%
Floor + 3.15%), 7.96%, 07/20/34
(a)(b)
.... 1,000 950,159
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. LIBOR USD at 2.90%
Floor + 2.90%), 7.82%, 02/20/34
(a)(b)
.... 5,970 5,666,347
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. LIBOR USD at 2.95%
Floor + 2.95%), 7.76%, 01/20/32
(a)(b)
.... 400 375,244
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. LIBOR
USD + 1.50%), 6.32%, 01/21/30 .... 1,000 979,831
Series 2017-14A, Class C, (3-mo. LIBOR
USD + 1.80%), 6.62%, 01/21/30 .... 1,500 1,445,390
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. LIBOR USD at 1.15% Floor
+ 1.15%), 5.94%, 10/18/34
(a)(b)
........ 13,500 13,156,625
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 8.00%,
01/19/37 .................... 4,750 4,239,784
Series 2016-1A, Class CR, (3-mo. LIBOR
USD + 1.95%), 6.76%, 01/20/33 .... 2,250 2,164,665
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 6.65%,
10/17/31 .................... 2,950 2,841,367
Series 2014-1A, Class A2R2, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.24%,
01/17/31 .................... 6,650 6,508,590
Series 2014-1A, Class CR2, (3-mo. LIBOR
USD at 2.65% Floor + 2.65%), 7.44%,
01/17/31 .................... 2,100 1,957,627
Series 2015-1A, Class CR4, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 7.77%,
05/21/34 .................... 4,100 3,769,349
Series 2015-2A, Class A1R2, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.91%,
07/20/30 .................... 7,594 7,524,137
Series 2015-2A, Class CR2, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 7.56%,
07/20/30 .................... 1,400 1,297,160
Series 2018-1A, Class A2, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.24%,
04/18/31 .................... 10,000 9,758,083
Series 2018-1A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.54%,
04/18/31 .................... 2,000 1,929,518
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class A2, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.44%,
07/16/31 .................... USD 1,000 $ 977,252
Series 2019-1A, Class A1R, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.02%,
11/14/34 .................... 7,000 6,807,825
Series 2019-1A, Class A2R, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.57%,
11/14/34 .................... 7,000 6,731,225
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.87%,
11/14/34 .................... 2,500 2,390,011
Series 2019-1A, Class CR, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.92%,
11/14/34 .................... 3,750 3,453,387
Series 2020-3A, Class BR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.81%,
11/15/31 .................... 2,000 1,941,176
Series 2020-3A, Class CR, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 7.81%,
11/15/31 .................... 1,500 1,410,150
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.51%,
04/20/34 .................... 7,000 6,598,884
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.59%,
07/15/34 .................... 2,000 1,893,890
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 7.69%,
07/15/34 .................... 4,000 3,740,153
Series 2021-3A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.44%,
01/15/35 .................... 7,000 6,773,402
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.74%,
01/15/35 .................... 5,000 4,764,119
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 7.74%,
01/15/35 .................... 2,000 1,867,553
Series 2021-4A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.44%,
10/15/34 .................... 7,250 7,015,178
Series 2021-4A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.74%,
10/15/34 .................... 4,850 4,626,788
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 7.74%,
10/15/34 .................... 7,000 6,478,021
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.44%,
04/20/35 .................... 1,000 970,996
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.69%,
04/20/35 .................... 3,500 3,321,802
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 7.69%,
04/20/35 .................... 3,250 2,948,187
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.72%,
08/23/31 .................... 2,600 2,517,023
Series 2018-1A, Class A2R, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.41%,
10/20/31 .................... 4,700 4,487,536

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class C, (3-mo. LIBOR
USD at 3.85% Floor + 3.85%), 8.71%,
05/15/32 .................... USD 2,500 $ 2,228,640
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.04%,
07/15/34 .................... 6,000 5,698,010
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.54%,
10/18/34 .................... 5,000 4,754,113
Series 2018-2A, Class CR, (3-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.04%,
10/18/34 .................... 2,350 2,262,707
Pikes Peak CLO 6, Series 2020-6A, Class
BR2, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 6.62%, 05/18/34
(a)(b)
......... 1,000 961,682
Pikes Peak CLO 8, Series 2021-8A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 6.56%, 07/20/34
(a)(b)
......... 2,000 1,928,183
Pikes Peak CLO 9, Series 2021-9A, Class
B, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 6.56%, 10/27/34
(a)(b)
......... 7,000 6,729,673
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.54%,
10/15/34 .................... 10,000 9,600,173
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 6.99%,
10/15/34 .................... 3,500 3,385,001
Series 2021-1A, Class D, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.09%,
10/15/34 .................... 1,200 1,091,232
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 7.84%,
04/20/35 .................... 1,750 1,558,177
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 5.98%,
10/18/34 .................... 6,000 5,844,385
Series 2020-4A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.44%,
10/18/34 .................... 3,000 2,859,018
Series 2020-4A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.89%,
10/18/34 .................... 1,250 1,189,000
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 2,461 2,394,025
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... 3,000 2,860,856
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 11,867,893
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 5,082,471
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,235,904
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,492 7,024,279
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 5,994 4,920,392
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 18,581,708
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,190,673
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... USD 2,000 $ 1,899,384
Providus CLO III DAC, Series 3X, Class ER,
(3-mo. EURIBOR at 6.26% Floor + 6.26%),
8.59%, 07/18/34
(a)(c)
............... EUR 300 280,801
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.57%,
04/23/34 .................... USD 3,750 3,533,107
Series 2021-10A, Class D, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 7.57%,
04/23/34 .................... 2,000 1,798,418
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.85%,
10/30/34 .................... 1,375 1,311,833
Series 2021-12A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.85%,
10/30/34 .................... 3,375 3,050,895
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.79%,
01/15/35 .................... 3,500 3,323,100
Series 2021-14A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 7.79%,
01/15/35 .................... 1,000 892,041
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.46%,
01/20/34 .................... 7,000 6,681,781
Series 2021-15A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.86%,
01/20/34 .................... 1,650 1,583,746
Series 2021-15A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.86%,
01/20/34 .................... 2,900 2,551,186
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 5.87%,
10/15/31 .................... 5,375 5,293,655
Series 2018-2A, Class BR, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.29%,
10/15/31 .................... 5,000 4,792,017
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (3-mo. LIBOR
USD at 1.48% Floor + 1.48%), 6.27%,
04/15/32 .................... 15,500 15,367,086
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.34%,
04/15/32 .................... 4,000 3,832,877
Rad CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.52%,
07/24/32 .................... 3,000 2,874,075
Series 2019-5A, Class DR, (3-mo. LIBOR
USD at 3.15% Floor + 3.15%), 7.97%,
07/24/32 .................... 3,500 3,212,664
Rad CLO 9 Ltd., Series 2020-9A, Class A1, (3-
mo. LIBOR USD at 1.40% Floor + 1.40%),
6.19%, 01/15/34
(a)(b)
............... 1,250 1,230,884
Regatta Funding LP, Series 2013-2A, Class
CR2, (3-mo. LIBOR USD + 3.70%), 8.49%,
01/15/29
(a)(b)
.................... 4,500 4,327,648

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.59%,
04/17/30 .................... USD 10,000 $ 9,808,305
Series 2017-1A, Class C, (3-mo. LIBOR
USD at 2.45% Floor + 2.45%), 7.24%,
04/17/30 .................... 1,000 970,215
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. LIBOR USD at 2.15% Floor +
2.15%), 6.96%, 04/20/34
(a)(b)
......... 1,000 969,424
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.01%,
06/20/34 .................... 750 721,093
Series 2016-1A, Class DR2, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 8.01%,
06/20/34 .................... 2,000 1,874,170
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. LIBOR USD at 1.25% Floor
+ 1.25%), 6.04%, 10/17/30
(a)(b)
........ 3,290 3,264,184
Regatta X Funding Ltd., Series 2017-3A, Class
C, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 6.59%, 01/17/31
(a)(b)
......... 1,500 1,451,352
Regatta XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.89%,
10/15/32 .................... 10,000 9,812,392
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.89%,
10/15/32 .................... 1,000 941,080
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. LIBOR USD + 2.10%),
6.89%, 07/15/31
(a)(b)
............... 1,250 1,216,595
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (3-mo. LIBOR USD at 3.30% Floor
+ 3.30%), 8.12%, 10/25/31
(a)(b)
........ 1,000 943,109
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.84%,
01/15/33 .................... 6,700 6,575,596
Series 2019-2A, Class D, (3-mo. LIBOR
USD at 3.90% Floor + 3.90%), 8.69%,
01/15/33 .................... 1,000 956,465
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. LIBOR USD at 2.55% Floor
+ 2.55%), 7.34%, 10/15/33
(a)(b)
........ 500 494,679
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.86%,
01/20/35 .................... 3,000 2,830,213
Series 2021-4A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.86%,
01/20/35 .................... 2,000 1,881,024
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.59%,
01/18/34 .................... 1,000 936,726
Series 2016-3A, Class DRR, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.04%,
01/18/34 .................... 1,250 1,128,436
Rockfield Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.95% Floor + 5.95%),
8.24%, 07/16/34
(a)(c)
............... EUR 357 334,657
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.46%,
04/20/34 .................... USD 3,500 $ 3,319,264
Series 2017-3A, Class C, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.61%,
10/20/30 .................... 2,300 2,209,166
Series 2018-1A, Class B, (3-mo. LIBOR
USD at 1.72% Floor + 1.72%), 6.64%,
05/20/31 .................... 1,000 969,825
Series 2018-2A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 5.97%,
10/20/31 .................... 3,500 3,456,793
Series 2018-2A, Class B, (3-mo. LIBOR
USD at 1.80% Floor + 1.80%), 6.61%,
10/20/31 .................... 1,125 1,088,345
Series 2018-2A, Class C, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.01%,
10/20/31 .................... 700 671,470
Series 2018-2A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.91%,
10/20/31 .................... 1,600 1,427,024
Series 2019-1A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 7.91%,
04/20/34 .................... 1,500 1,286,436
Series 2019-2A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.92%,
08/20/32 .................... 5,500 5,250,151
Series 2020-1A, Class A, (3-mo. LIBOR
USD + 1.28%), 6.09%, 01/20/32 .... 10,000 9,870,863
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.91%,
07/20/34 .................... 2,000 1,891,485
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.06%,
07/20/34 .................... 1,250 1,080,514
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 6.96%,
10/20/34 .................... 3,000 2,849,161
RR 5 Ltd., Series 2018-5A, Class B, (3-mo.
LIBOR USD at 2.25% Floor + 2.25%),
7.04%, 10/15/31
(a)(b)
............... 1,250 1,206,352
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. LIBOR USD at 1.80% Floor +
1.80%), 6.59%, 04/17/34
(a)(b)
......... 630 603,576
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.52%,
07/21/34 .................... 9,500 9,089,838
Series 2021-9A, Class C, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.87%,
07/21/34 .................... 2,000 1,881,501
Signal Peak CLO 2 LLC, Series 2015-1A, Class
CR2, (3-mo. LIBOR USD at 1.90% Floor +
1.90%), 6.71%, 04/20/29
(a)(b)
......... 2,000 1,920,086
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 6.97%,
10/26/34 .................... 5,000 4,647,191
Series 2017-4A, Class DR, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 8.02%,
10/26/34 .................... 2,300 2,032,299
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.30%,
04/30/32 .................... 5,000 4,933,069

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class B, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.80%,
04/30/32 .................... USD 5,380 $ 5,186,399
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.51%,
07/20/34 .................... 3,000 2,888,695
Series 2021-19A, Class C, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.81%,
07/20/34 .................... 1,000 957,973
Series 2021-19A, Class D, (3-mo. LIBOR
USD at 3.00% Floor + 3.00%), 7.81%,
07/20/34 .................... 4,000 3,591,069
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. LIBOR USD at 1.24% Floor
+ 1.24%), 6.05%, 01/20/34
(a)(b)
........ 8,500 8,322,156
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. LIBOR USD at 2.90% Floor
+ 2.90%), 7.71%, 04/20/34
(a)(b)
........ 1,755 1,589,656
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (3-mo. LIBOR USD at 1.18%
Floor + 1.18%), 6.00%, 10/26/31
(a)(b)
.... 6,600 6,507,486
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (3-mo. LIBOR USD at 2.25% Floor +
2.25%), 7.04%, 07/15/34
(a)(b)
......... 2,250 2,116,720
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. LIBOR USD at 1.70%
Floor + 1.70%), 6.52%, 04/25/34
(a)(b)
.... 3,350 3,174,892
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. LIBOR USD at 1.28%
Floor + 1.28%), 6.10%, 01/25/32
(a)(b)
.... 1,500 1,476,355
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.56%, 04/25/35
(a)(b)
.... 5,200 4,932,824
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (3-mo. EURIBOR at 5.84%
Floor + 5.84%), 8.29%, 07/25/35
(a)(c)
.... EUR 102 92,422
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class A1R, (3-mo. LIBOR
USD at 1.06% Floor + 1.06%), 5.87%,
07/20/32 .................... USD 2,000 1,965,946
Series 2019-4A, Class CR, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.76%,
07/20/32 .................... 2,550 2,439,002
Series 2019-4A, Class ER, (3-mo. LIBOR
USD at 6.25% Floor + 6.25%), 11.06%,
07/20/32 .................... 1,000 863,992
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (3-mo. LIBOR USD at 2.60% Floor +
2.60%), 7.39%, 01/15/30
(a)(b)
......... 1,700 1,501,344
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. LIBOR
USD at 0.32% Floor + 0.32%), 5.17%,
10/25/36 .................... 5,407 3,763,579
Series 2007-MN1A, Class A1, (1-mo. LIBOR
USD at 0.23% Floor + 0.23%), 5.08%,
01/25/37
(b)
................... 1,430 851,084
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (3-mo. LIBOR USD at 3.75%
Floor + 3.75%), 8.54%, 01/16/32
(a)(b)
.... 2,750 2,598,199
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 6.49%, 04/18/33
(a)(b)
........ 1,250 1,208,888
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. LIBOR USD at 1.14% Floor
+ 1.14%), 5.96%, 10/23/34
(a)(b)
........ USD 2,000 $ 1,952,552
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 6.76%, 04/20/34
(a)(b)
......... 830 787,136
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 6.73%,
11/18/30 .................... 1,250 1,190,180
Series 2018-1A, Class CR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 6.55%,
01/29/32 .................... 4,000 3,825,325
Series 2018-1A, Class DR, (3-mo. LIBOR
USD at 2.75% Floor + 2.75%), 7.55%,
01/29/32 .................... 2,000 1,897,420
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.86%,
04/20/34 .................... 3,500 3,329,992
Series 2020-1A, Class DRR, (3-mo. LIBOR
USD at 3.40% Floor + 3.40%), 8.21%,
04/20/34 .................... 2,250 2,010,624
Series 2021-1A, Class C, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.71%,
03/18/34 .................... 1,000 933,027
Series 2021-2A, Class C, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.92%,
07/25/34 .................... 2,500 2,384,638
Series 2021-2A, Class D, (3-mo. LIBOR
USD at 3.25% Floor + 3.25%), 8.07%,
07/25/34 .................... 5,000 4,275,686
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.41%,
01/20/31 .................... 1,000 975,037
Series 2017-9A, Class D, (3-mo. LIBOR
USD at 2.90% Floor + 2.90%), 7.71%,
01/20/31 .................... 1,000 947,454
TICP CLO V Ltd., Series 2016-5A, Class
DR, (3-mo. LIBOR USD + 3.15%), 7.94%,
07/17/31
(a)(b)
.................... 2,500 2,350,244
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. LIBOR
USD at 1.12% Floor + 1.12%), 5.91%,
01/15/34 .................... 2,000 1,955,031
Series 2016-6A, Class BR2, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.29%,
01/15/34 .................... 2,000 1,934,710
Series 2016-6A, Class CR2, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 6.69%,
01/15/34 .................... 1,650 1,571,562
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.49%,
04/15/33 .................... 2,000 1,938,334
Series 2017-7A, Class CR, (3-mo. LIBOR
USD at 2.15% Floor + 2.15%), 6.94%,
04/15/33 .................... 6,500 6,272,412
Series 2017-7A, Class DR, (3-mo. LIBOR
USD at 3.20% Floor + 3.20%), 7.99%,
04/15/33 .................... 4,000 3,732,040

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 5.99%,
10/20/31 .................... USD 8,545 $ 8,417,818
Series 2018-11A, Class D, (3-mo. LIBOR
USD at 3.05% Floor + 3.05%), 7.86%,
10/20/31 .................... 1,100 1,053,416
Series 2018-11A, Class E, (3-mo. LIBOR
USD at 6.00% Floor + 6.00%), 10.81%,
10/20/31 .................... 1,000 899,865
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 6.89%,
07/15/34 .................... 13,450 12,748,047
Series 2018-12A, Class DR, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.09%,
07/15/34 .................... 1,500 1,367,805
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (3-mo. LIBOR USD at 3.15% Floor +
3.15%), 7.94%, 04/15/34
(a)(b)
......... 2,000 1,840,250
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. LIBOR USD at 2.20% Floor +
2.20%), 7.01%, 10/20/32
(a)(b)
......... 3,250 3,163,892
Trestles CLO Ltd., Series 2020-3A, Class C, (3-
mo. LIBOR USD at 2.25% Floor + 2.25%),
7.06%, 01/20/33
(a)(b)
............... 1,450 1,405,319
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,387,342
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 834,316
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,846,929
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 3,098,065
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 9,835,640
Trimaran Cavu Ltd., Series 2021-2A, Class
B1, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 6.57%, 10/25/34
(a)(b)
......... 1,500 1,428,446
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 ......... GBP 501 609,598
Series N,  6.46%, 03/30/32
(d)
......... 400 497,132
Upland CLO Ltd., Series 2016-1A, Class
CR, (3-mo. LIBOR USD + 2.90%), 7.71%,
04/20/31
(a)(b)
.................... USD 1,500 1,341,524
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR + 2.16%), 6.79%, 04/18/31 1,000 943,448
Series 2014-4A, Class BR2, (3-mo. LIBOR
USD + 2.09%), 6.88%, 07/14/31 .... 500 465,157
Series 2016-3A, Class A1R, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 5.98%,
10/18/31 .................... 500 493,183
Voya Euro CLO II DAC, Series 2X, Class ER,
(3-mo. EURIBOR at 6.02% Floor + 6.02%),
8.35%, 07/15/35
(a)(c)
............... EUR 390 360,442
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. LIBOR USD at 0.16% Floor +
0.16%), 4.57%, 10/25/36
(a)
.......... USD 12,034 8,957,482
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. LIBOR USD at 1.35% Floor +
1.35%), 6.16%, 07/20/30
(a)(b)
......... 3,800 3,713,487
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.39%, 07/15/34
(a)(b)
......... USD 7,000 $ 6,744,398
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (3-mo. LIBOR USD at 2.90% Floor
+ 2.90%), 7.71%, 01/20/35
(a)(b)
........ 2,500 2,254,679
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.52%,
07/24/32 .................... 10,415 10,014,822
Series 2019-1A, Class BR, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 6.87%,
07/24/32 .................... 5,000 4,697,825
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.01%, 10/15/34
(a)(b)
......... 2,000 1,956,172
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.93%,
04/20/36 .................... 1,500 1,503,694
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.38%,
04/20/36 .................... 2,000 1,998,473
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 9.93%,
04/20/36 .................... 1,000 999,709
York CLO 1 Ltd., Series 2014-1A, Class BRR,
(3-mo. LIBOR USD + 1.65%), 6.47%,
10/22/29
(a)(b)
.................... 2,100 2,058,719
Total Asset-Backed Securities — 13.2%
(Cost: $1,805,217,787) ........................... 1,709,755,173
Shares
Shares
Common Stocks
Aerospace & Defense — 0.3%
Airbus SE ........................ 42,375 5,659,924
BAE Systems plc ................... 538,594 6,514,908
L3Harris Technologies, Inc. ............ 36,240 7,111,738
MTU Aero Engines AG ............... 15,715 3,932,520
Raytheon Technologies Corp. .......... 114,739 11,236,390
34,455,480
Air Freight & Logistics — 0.1%
CJ Logistics Corp. .................. 2,959 181,956
Hyundai Glovis Co. Ltd. .............. 7,578 925,464
United Parcel Service, Inc., Class B ...... 80,984 15,710,086
YTO Express Group Co. Ltd., Class A ..... 83,200 221,537
17,039,043
Automobile Components — 0.1%
Lear Corp. ....................... 75,733 10,563,996
Automobiles — 0.1%
Astra International Tbk. PT ............ 11,451,600 4,588,554
BYD Co. Ltd., Class A ................ 63,400 2,361,604
General Motors Co. ................. 200,852 7,367,251
Guangzhou Automobile Group Co. Ltd., Class
H ........................... 1,486,000 939,007
Kia Corp. ........................ 15,859 989,730
16,246,146
Banks — 1.6%
Absa Group Ltd. ................... 543,672 5,557,029
Abu Dhabi Commercial Bank PJSC ...... 1,961,385 4,438,784

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Banks (continued)
Abu Dhabi Islamic Bank PJSC .......... 163,682 $ 445,189
Axis Bank Ltd. ..................... 738,285 7,734,840
Bank Central Asia Tbk. PT ............. 1,121,000 655,834
Bank Mandiri Persero Tbk. PT .......... 335,200 230,834
Bank Negara Indonesia Persero Tbk. PT ... 360,600 225,642
Bank of China Ltd., Class H ............ 27,408,000 10,507,325
Bank of Communications Co. Ltd., Class H . 361,000 227,035
Bank Rakyat Indonesia Persero Tbk. PT ... 48,232,713 15,282,671
BNP Paribas SA ................... 30,892 1,844,796
Boubyan Bank KSCP ................ 83,890 175,953
Chang Hwa Commercial Bank Ltd. ....... 701,768 400,633
China CITIC Bank Corp. Ltd., Class H ..... 1,829,000 920,101
China Construction Bank Corp., Class H ... 1,826,000 1,181,778
China Everbright Bank Co. Ltd., Class H ... 410,000 124,378
CIMB Group Holdings Bhd. ............ 983,300 1,185,019
Citigroup, Inc. ..................... 341,865 16,030,050
Citizens Financial Group, Inc. .......... 488,938 14,849,047
Commercial International Bank Egypt SAE .. 1,289,240 2,133,856
DBS Group Holdings Ltd. ............. 443,200 11,018,724
Dubai Islamic Bank PJSC ............. 456,434 651,634
E.Sun Financial Holding Co. Ltd. ........ 1,926,000 1,603,918
Emirates NBD Bank PJSC ............. 181,393 649,116
First Citizens BancShares, Inc., Class A .... 7,718 7,510,386
First Financial Holding Co. Ltd. .......... 1,248,786 1,086,932
Grupo Financiero Banorte SAB de CV, Class O 1,444,010 12,157,891
Gulf Bank KSCP ................... 430,534 419,253
HDFC Bank Ltd. ................... 467,988 9,204,783
Hong Leong Bank Bhd. ............... 91,300 418,778
Hong Leong Financial Group Bhd. ....... 15,400 62,766
Hua Nan Financial Holdings Co. Ltd. ...... 850,000 625,305
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 13,929,000 7,402,422
KBC Group NV .................... 64,908 4,459,879
Kotak Mahindra Bank Ltd. ............. 119,710 2,530,293
Kuwait Finance House KSCP ........... 917,577 2,482,674
M&T Bank Corp. ................... 85,346 10,204,821
Malayan Banking Bhd. ............... 609,900 1,185,369
Masraf Al Rayan QSC ................ 410,444 332,138
Mega Financial Holding Co. Ltd. ......... 1,393,000 1,509,720
National Bank of Kuwait SAKP .......... 340,910 1,176,107
Nordea Bank Abp .................. 348,501 3,721,397
OTP Bank Nyrt. .................... 167,275 4,775,619
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 1,005,408 6,672,490
Public Bank Bhd. ................... 1,290,500 1,171,138
Qatar International Islamic Bank QSC ..... 93,964 253,752
Qatar Islamic Bank SAQ .............. 146,243 710,699
Qatar National Bank QPSC ............ 305,858 1,339,895
RHB Bank Bhd. .................... 330,600 418,292
Sberbank of Russia PJSC
(e)(f)
........... 877,548 113
Shanghai Pudong Development Bank Co. Ltd.,
Class A ....................... 240,300 251,449
SinoPac Financial Holdings Co. Ltd. ...... 1,472,000 804,815
Taiwan Business Bank ............... 2,209,000 978,365
Taiwan Cooperative Financial Holding Co. Ltd. 956,000 820,957
TCS Group Holding plc, GDR
(c)(e)(f)
....... 78,717 787
Tisco Financial Group PCL, NVDR ....... 554,400 1,630,794
TMBThanachart Bank PCL, NVDR ....... 17,735,200 737,851
UniCredit SpA ..................... 202,562 3,817,862
Wells Fargo & Co. .................. 447,555 16,729,606
205,679,584
Beverages — 0.4%
Ambev SA ....................... 3,142,273 8,908,929
Anhui Gujing Distillery Co. Ltd., Class A .... 37,600 1,616,628
Carlsberg A/S, Class B ............... 26,341 4,087,252
Security
Shares
Shares Value
Beverages (continued)
China Resources Beer Holdings Co. Ltd. ... 62,000 $ 498,071
Diageo plc ....................... 439,754 19,626,079
Hite Jinro Co. Ltd. .................. 17,328 298,932
Kweichow Moutai Co. Ltd., Class A ....... 27,600 7,289,533
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ....................... 62,100 2,455,220
Wuliangye Yibin Co. Ltd., Class A ........ 245,300 7,007,098
51,787,742
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)
..................... 722,500 719,050
AbbVie, Inc. ...................... 129,162 20,584,548
BGI Genomics Co. Ltd., Class A ......... 96,000 964,174
Daan Gene Co. Ltd., Class A ........... 28,840 67,599
22,335,371
Broadline Retail — 0.2%
(e)
Alibaba Group Holding Ltd. ............ 750,200 9,501,655
Alibaba Group Holding Ltd., ADR ........ 47,145 4,817,276
Prosus NV ....................... 98,559 7,717,570
Vipshop Holdings Ltd., ADR ............ 60,958 925,343
22,961,844
Building Products — 0.0%
Cie de Saint-Gobain ................. 65,009 3,695,346
Capital Markets — 0.3%
B3 SA - Brasil Bolsa Balcao ............ 3,702,010 7,545,061
Carlyle Group, Inc. (The) .............. 269,220 8,361,973
China Galaxy Securities Co. Ltd., Class H .. 952,500 479,557
GF Securities Co. Ltd., Class H ......... 3,594,400 5,083,960
Intercontinental Exchange, Inc. ......... 144,752 15,096,186
Invesco Ltd. ...................... 132,755 2,177,182
Raymond James Financial, Inc. ......... 29,850 2,784,109
SooChow Securities Co. Ltd., Class A ..... 1,882,760 1,895,281
43,423,309
Chemicals — 0.4%
Air Liquide SA ..................... 74,243 12,427,442
Hansol Chemical Co. Ltd. ............. 29,310 5,415,965
International Flavors & Fragrances, Inc. .... 163,834 15,066,175
Linde plc
(e)
....................... 6,867 2,413,657
Mesaieed Petrochemical Holding Co. ..... 154,781 81,283
PI Industries Ltd. ................... 6,311 233,199
PPG Industries, Inc. ................. 37,204 4,969,710
Saudi Aramco Base Oil Co.
(e)
........... 82,988 2,462,867
Saudi Basic Industries Corp. ........... 327,531 7,903,835
Sika AG (Registered) ................ 14,087 3,951,339
Yanbu National Petrochemical Co. ....... 65,288 735,772
55,661,244
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(e)(f)
.............. 24,388 5,853
S-1 Corp. ........................ 2,822 119,933
Saudi Airlines Catering Co.
(e)
........... 16,235 372,386
498,172
Communications Equipment — 0.2%
Accton Technology Corp. ............. 750,300 7,885,750
Cisco Systems, Inc. ................. 214,136 11,193,959
Nokia OYJ, ADR ................... 797,700 3,916,707
22,996,416
Construction & Engineering — 0.1%
China Railway Group Ltd., Class H ....... 1,457,000 889,116
Mcdermott International Ltd.
(e)
.......... 165,884 56,401
Vinci SA ......................... 54,398 6,236,319
7,181,836

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Construction Materials — 0.0%
ACC Ltd. ........................ 12,599 $ 256,414
Asia Cement Corp. .................. 469,000 667,841
924,255
Consumer Finance — 0.2%
American Express Co. ............... 68,576 11,311,611
Kaspi.KZ JSC, GDR
(c)
................ 78,641 5,937,395
Krungthai Card PCL, NVDR ............ 527,700 838,325
Synchrony Financial ................. 246,010 7,153,971
25,241,302
Consumer Staples Distribution & Retail — 0.2%
Cencosud SA ..................... 204,555 395,270
Dollar General Corp. ................ 36,532 7,688,525
Fix Price Group plc, GDR
(c)(e)(f)
.......... 1,377,673 179
President Chain Store Corp. ........... 103,000 912,839
Sendas Distribuidora SA .............. 1,289,373 3,948,163
Siam Makro PCL, NVDR .............. 47,100 54,144
Wal-Mart de Mexico SAB de CV ......... 4,557,814 18,211,022
X5 Retail Group NV, GDR
(c)(e)(f)
.......... 207,497 2,075
31,212,217
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 276,174 12,679,148
Shenzhen YUTO Packaging Technology Co.
Ltd., Class A .................... 228,200 925,336
13,604,484
Diversified REITs — 0.1%
Cromwell European REIT
(c)
............ 3,101,420 5,078,870
Fibra Uno Administracion SA de CV ...... 4,101,208 5,742,146
LXI REIT plc
(c)
..................... 5,463,205 6,650,158
17,471,174
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 245,265 4,721,351
Cellnex Telecom SA
(b)(c)
............... 609,552 23,704,048
China Tower Corp. Ltd., Class H
(b)(c)
...... 10,102,000 1,222,646
Chunghwa Telecom Co. Ltd. ........... 625,000 2,456,810
Emirates Telecommunications Group Co. PJSC 100,317 602,750
Hellenic Telecommunications Organization SA,
Class R ....................... 35,834 524,818
Koninklijke KPN NV ................. 3,651,092 12,901,386
KT Corp. ........................ 24,146 545,933
KT Corp., ADR
(e)
................... 30,576 346,732
LG Uplus Corp. .................... 66,112 550,796
Ooredoo QPSC .................... 121,899 312,152
Saudi Telecom Co. .................. 238,040 2,546,075
Telefonica Brasil SA ................. 172,371 1,316,474
Telefonica Brasil SA, ADR ............. 118,532 897,287
Telekom Malaysia Bhd. ............... 220,400 244,987
Telkom Indonesia Persero Tbk. PT ....... 1,773,500 481,582
Telkom Indonesia Persero Tbk. PT, ADR ... 10,552 287,753
TELUS Corp. ..................... 925,917 18,381,319
True Corp. PCL, NVDR ............... 4,562,508 1,120,780
Verizon Communications, Inc. .......... 291,872 11,350,902
84,516,581
Electric Utilities — 1.3%
Alliant Energy Corp. ................. 200,640 10,714,176
American Electric Power Co., Inc. ........ 63,351 5,764,307
CLP Holdings Ltd. .................. 971,500 7,020,189
Duke Energy Corp. ................. 207,738 20,040,485
Edison International ................. 26,892 1,898,306
EDP - Energias de Portugal SA ......... 2,824,220 15,388,936
Entergy Corp. ..................... 110,103 11,862,497
Eversource Energy ................. 163,552 12,799,580
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ...................... 223,149 $ 9,347,712
Korea Electric Power Corp.
(e)
........... 28,412 393,750
Manila Electric Co. .................. 19,750 113,184
NextEra Energy, Inc. ................ 339,991 26,206,506
PG&E Corp.
(e)
..................... 943,652 15,258,853
Saudi Electricity Co. ................. 24,613 153,591
Southern Co. (The) ................. 297,278 20,684,603
Terna - Rete Elettrica Nazionale ......... 812,143 6,665,572
164,312,247
Electrical Equipment — 0.1%
ABB India Ltd. ..................... 11,303 463,752
Schneider Electric SE ................ 40,932 6,840,717
7,304,469
Electronic Equipment, Instruments & Components — 0.2%
China Railway Signal & Communication Corp.
Ltd., Class A .................... 707,510 558,378
Chroma ATE, Inc. ................... 87,000 508,688
Delta Electronics, Inc. ................ 449,000 4,454,816
Foxconn Technology Co. Ltd. ........... 53,000 97,527
Hon Hai Precision Industry Co. Ltd. ....... 723,000 2,474,825
Hon Hai Precision Industry Co. Ltd., GDR
(c)
. 8,135 55,155
Kingboard Holdings Ltd. .............. 74,000 227,537
Largan Precision Co. Ltd. ............. 31,000 2,222,521
Maxscend Microelectronics Co. Ltd., Class A 252,000 4,568,398
Samsung SDI Co. Ltd. ............... 6,977 3,963,207
Sinbon Electronics Co. Ltd. ............ 8,000 90,038
TE Connectivity Ltd. ................. 90,323 11,845,862
31,066,952
Energy Equipment & Services — 0.1%
Arabian Drilling Co.
(e)
................ 9,057 368,679
Baker Hughes Co., Class A ............ 549,985 15,872,567
China Oilfield Services Ltd., Class H ...... 1,524,000 1,566,665
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(e)(f)(g)
............. 24,388 —
17,807,911
Entertainment — 0.1%
Walt Disney Co. (The)
(e)
.............. 141,476 14,165,992
Financial Services — 0.2%
Apollo Global Management, Inc. ......... 40,580 2,563,033
Equitable Holdings, Inc. .............. 262,926 6,675,691
Fidelity National Information Services, Inc. .. 259,961 14,123,681
Visa, Inc., Class A .................. 12,760 2,876,870
26,239,275
Food Products — 0.4%
Almarai Co. JSC ................... 30,235 455,525
China Mengniu Dairy Co. Ltd.
(e)
......... 1,712,000 7,018,254
Dali Foods Group Co. Ltd.
(b)(c)
........... 159,500 66,502
Danone SA ....................... 65,664 4,085,852
Henan Shuanghui Investment & Development
Co. Ltd., Class A ................. 165,800 625,558
IOI Corp. Bhd. ..................... 224,500 194,382
Kraft Heinz Co. (The) ................ 357,121 13,809,869
Mondelez International, Inc., Class A ...... 223,505 15,582,769
Nestle India Ltd. ................... 4,587 1,101,373
Nestle Malaysia Bhd. ................ 4,500 139,819
Nestle SA (Registered) ............... 65,096 7,937,192
PPB Group Bhd. ................... 35,500 133,230
QL Resources Bhd. ................. 70,800 93,223
Thai Union Group PCL, NVDR .......... 1,490,000 615,180
Tingyi Cayman Islands Holding Corp. ..... 564,000 943,829
Uni-President China Holdings Ltd. ....... 284,000 286,434

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Food Products (continued)
Uni-President Enterprises Corp. ......... 547,000 $ 1,293,102
Want Want China Holdings Ltd. ......... 612,000 393,754
54,775,847
Gas Utilities — 0.1%
Beijing Enterprises Holdings Ltd. ........ 111,000 399,553
ENN Energy Holdings Ltd. ............. 450,200 6,164,579
Kunlun Energy Co. Ltd. ............... 7,058,000 5,510,384
Petronas Gas Bhd. .................. 44,200 165,080
Tokyo Gas Co. Ltd. ................. 202,400 3,803,746
16,043,342
Ground Transportation — 0.3%
ALD SA
(b)(c)
....................... 78,722 922,814
Canadian Pacific Railway Ltd. .......... 114,323 8,802,202
CSX Corp. ....................... 421,257 12,612,435
Daqin Railway Co. Ltd., Class A ......... 1,460,248 1,529,127
Norfolk Southern Corp. ............... 10,938 2,318,856
Union Pacific Corp. ................. 24,333 4,897,259
United International Transportation Co. .... 25,729 400,383
West Japan Railway Co. .............. 56,200 2,314,968
33,798,044
Health Care Equipment & Supplies — 0.7%
Baxter International, Inc. .............. 437,080 17,727,965
EssilorLuxottica SA ................. 89,448 16,129,525
Koninklijke Philips NV ................ 374,840 6,884,647
Medtronic plc ..................... 373,905 30,144,221
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 130,200 5,906,423
Zimmer Biomet Holdings, Inc. .......... 77,557 10,020,364
86,813,145
Health Care Providers & Services — 0.5%
Bangkok Dusit Medical Services PCL, NVDR 2,903,300 2,506,380
Bumrungrad Hospital PCL, NVDR ....... 387,700 2,565,479
Cardinal Health, Inc. ................. 131,728 9,945,464
Cigna Group (The) .................. 29,521 7,543,501
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 6,534 508,616
Elevance Health, Inc. ................ 12,600 5,793,606
Hapvida Participacoes e Investimentos SA
(b)(c)(e)
5,978,948 3,102,454
Humana, Inc. ..................... 7,207 3,498,710
IHH Healthcare Bhd. ................ 353,500 460,479
Laboratory Corp. of America Holdings ..... 63,888 14,657,185
National Medical Care Co. ............. 16,662 401,578
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 277,100 517,473
Sinopharm Group Co. Ltd., Class H ...... 123,200 372,282
UnitedHealth Group, Inc. .............. 31,953 15,100,668
66,973,875
Health Care REITs — 0.5%
Assura plc ....................... 25,452,617 15,341,233
Community Healthcare Trust, Inc. ........ 121,537 4,448,254
Healthpeak Properties, Inc. ............ 412,000 9,051,640
Omega Healthcare Investors, Inc. ........ 426,295 11,684,746
Physicians Realty Trust ............... 853,301 12,739,784
Target Healthcare REIT plc ............ 8,320,709 7,195,363
Welltower, Inc. ..................... 65,709 4,710,678
65,171,698
Hotels, Restaurants & Leisure — 0.2%
NEW Top YK
(e)(f)(h)
................... 12,874 —
OPAP SA, Class R .................. 362,827 5,819,369
Sands China Ltd.
(e)
.................. 2,256,800 7,840,103
Seera Group Holding
(e)
............... 111,979 666,691
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Yum China Holdings, Inc. ............. 136,187 $ 8,632,894
22,959,057
Household Durables — 0.3%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes ................... 2,416,762 6,718,460
JS Global Lifestyle Co. Ltd.
(b)(c)
.......... 4,329,000 4,439,151
Newell Brands, Inc. ................. 472,383 5,876,444
Taylor Wimpey plc .................. 10,997,494 16,179,216
33,213,271
Household Products — 0.2%
Reckitt Benckiser Group plc ............ 357,763 27,217,726
Unilever Indonesia Tbk. PT ............ 1,318,000 382,387
27,600,113
Independent Power and Renewable Electricity Producers — 0.1%
Adani Green Energy Ltd.
(e)
............. 4,361 46,819
Boralex, Inc., Class A ................ 83,850 2,553,036
China Yangtze Power Co. Ltd., Class A .... 548,700 1,695,539
RWE AG ........................ 86,561 3,724,580
Sichuan Chuantou Energy Co. Ltd., Class A . 239,400 461,214
8,481,188
Industrial Conglomerates — 0.0%
Industries Qatar QSC ................ 244,980 870,435
Siemens AG (Registered) ............. 17,631 2,856,291
3,726,726
Industrial REITs — 0.5%
ESR Kendall Square REIT Co. Ltd. ....... 2,847,986 8,534,009
Goodman Group ................... 983,882 12,485,307
LondonMetric Property plc ............. 2,785,168 6,066,984
Prologis, Inc. ...................... 154,970 19,335,607
Rexford Industrial Realty, Inc. .......... 190,948 11,390,048
Warehouses De Pauw CVA ............ 297,538 8,847,630
66,659,585
Insurance — 0.9%
American International Group, Inc. ....... 201,353 10,140,137
ASR Nederland NV ................. 94,055 3,742,441
Assurant, Inc. ..................... 104,082 12,497,126
Fidelity National Financial, Inc., Class A .... 356,335 12,446,782
Gjensidige Forsikring ASA ............. 144,617 2,364,817
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 1,866,000 622,650
Phoenix Group Holdings plc ........... 813,932 5,499,271
PICC Property & Casualty Co. Ltd., Class H . 610,000 622,266
Prudential plc ..................... 1,667,592 22,832,064
Sampo OYJ, Class A ................ 143,784 6,784,472
Tryg A/S ......................... 229,577 5,019,835
Willis Towers Watson plc .............. 29,242 6,795,256
Zurich Insurance Group AG ............ 49,555 23,746,692
113,113,809
Interactive Media & Services — 0.1%
Alphabet, Inc., Class C
(e)
.............. 30,800 3,203,200
Autohome, Inc., ADR, Class A .......... 30,473 1,019,931
Meta Platforms, Inc., Class A
(e)
.......... 22,420 4,751,695
Sohu.com Ltd., ADR
(e)
................ 1,197 17,632
Tencent Holdings Ltd. ................ 75,100 3,670,086
12,662,544
IT Services — 0.6%
Accenture plc, Class A ............... 70,386 20,117,023
Arabian Internet & Communications Services
Co. .......................... 13,494 896,832
Cognizant Technology Solutions Corp., Class A 262,316 15,982,914

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
IT Services (continued)
HCL Technologies Ltd. ............... 176,999 $ 2,349,765
Infosys Ltd. ....................... 60,613 1,059,706
Infosys Ltd., ADR ................... 78,974 1,377,306
NEXTDC Ltd.
(e)
.................... 1,889,867 13,374,180
Samsung SDS Co. Ltd. ............... 8,540 763,731
SUNeVision Holdings Ltd. ............. 13,614,000 7,744,619
Tata Consultancy Services Ltd. ......... 277,923 10,893,983
Wipro Ltd. ........................ 98,656 440,143
Wipro Ltd., ADR .................... 70,511 316,594
75,316,796
Life Sciences Tools & Services — 0.2%
Lonza Group AG (Registered) .......... 37,677 22,681,543
Syngene International Ltd.
(b)(c)
.......... 34,641 251,205
22,932,748
Machinery — 0.5%
Alfa Laval AB ..................... 71,812 2,564,199
Epiroc AB, Class A .................. 584,448 11,601,307
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 1,142,794 5,043,550
Komatsu Ltd. ..................... 666,000 16,533,543
Otis Worldwide Corp. ................ 188,632 15,920,541
Shenzhen Inovance Technology Co. Ltd., Class
A ........................... 650,089 6,658,752
Volvo AB, Class B .................. 396,948 8,179,770
66,501,662
Marine Transportation — 0.0%
MISC Bhd. ....................... 137,700 225,733
Media — 0.1%
Comcast Corp., Class A .............. 379,317 14,379,907
Fox Corp., Class A .................. 124,752 4,247,806
18,627,713
Metals & Mining — 0.1%
Alrosa PJSC
(e)(f)
.................... 607,124 78
Barrick Gold Corp. .................. 248,274 4,610,448
Gold Fields Ltd. .................... 369,067 4,943,880
Gold Fields Ltd., ADR
(i)
............... 111,529 1,485,566
Hochschild Mining plc ................ 107,064 111,723
Novolipetsk Steel PJSC
(e)(f)
............ 14 —
Shandong Gold Mining Co. Ltd., Class A ... 179,184 574,328
Tung Ho Steel Enterprise Corp. ......... 230,000 423,798
Zijin Mining Group Co. Ltd., Class H ...... 4,130,000 6,890,327
19,040,148
Multi-Utilities — 0.8%
Ameren Corp. ..................... 90,153 7,788,318
CenterPoint Energy, Inc. .............. 239,498 7,055,611
CMS Energy Corp. .................. 93,680 5,750,078
Dominion Energy, Inc. ................ 225,243 12,593,336
DTE Energy Co. ................... 78,089 8,553,869
Engie SA ........................ 515,593 8,159,105
National Grid plc ................... 1,073,399 14,519,876
NiSource, Inc. ..................... 278,769 7,794,381
Public Service Enterprise Group, Inc. ..... 158,031 9,869,036
Qatar Electricity & Water Co. QSC ....... 41,488 190,654
Sempra Energy .................... 116,992 17,684,511
99,958,775
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. ...... 140,266 17,616,007
Boston Properties, Inc. ............... 163,947 8,872,811
Covivio SA ....................... 102,183 5,944,005
Security
Shares
Shares Value
Office REITs (continued)
SL Green Realty Corp. ............... 253,121 $ 5,953,406
38,386,229
Oil, Gas & Consumable Fuels — 1.2%
BP plc .......................... 3,542,778 22,392,217
Cheniere Energy, Inc. ................ 69,567 10,963,759
Chevron Corp. ..................... 41,201 6,722,355
China Petroleum & Chemical Corp., Class A . 10,361,711 8,467,432
China Petroleum & Chemical Corp., ADR
(f)
.. 1,451 85,626
China Suntien Green Energy Corp. Ltd., Class
H ........................... 206,000 90,107
ConocoPhillips .................... 32,928 3,266,787
DT Midstream, Inc. .................. 102,318 5,051,440
Ecopetrol SA, ADR .................. 316,343 3,340,582
Enbridge, Inc. ..................... 406,903 15,514,400
Energy Transfer LP ................. 193,191 2,409,092
Enterprise Products Partners LP ......... 94,431 2,445,763
EQT Corp. ....................... 200,663 6,403,156
Equitrans Midstream Corp. ............ 57,313 331,269
Gibson Energy, Inc. ................. 23,759 379,722
Kinder Morgan, Inc. ................. 33,263 582,435
Kosmos Energy Ltd.
(e)
................ 357,650 2,660,916
LUKOIL PJSC
(f)
.................... 417,114 54
Magellan Midstream Partners LP ........ 40,030 2,172,028
MOL Hungarian Oil & Gas plc .......... 749,620 5,490,064
MPLX LP ........................ 70,974 2,445,054
Novatek PJSC
(f)
.................... 690 —
NuStar Energy LP .................. 22,360 349,710
ONEOK, Inc. ...................... 5,587 354,998
Pembina Pipeline Corp. .............. 240,269 7,783,187
PetroChina Co. Ltd., Class H ........... 438,200 258,860
Petronas Dagangan Bhd. ............. 21,400 103,408
Petronet LNG Ltd. .................. 2,325,367 6,487,082
Plains All American Pipeline LP ......... 187,132 2,333,536
PTT Exploration & Production PCL, NVDR .. 565,500 2,484,988
Qatar Fuel QSC .................... 37,378 177,137
Qatar Gas Transport Co. Ltd. ........... 227,935 215,269
Saudi Arabian Oil Co.
(b)(c)
.............. 280,300 2,415,961
Shell plc ......................... 283,330 8,074,509
Targa Resources Corp. ............... 143,789 10,489,408
TC Energy Corp. ................... 8,066 313,848
Western Midstream Partners LP ......... 53,280 1,404,994
Williams Cos., Inc. (The) .............. 395,539 11,810,794
156,271,947
Passenger Airlines — 0.1%
(e)
Copa Holdings SA, Class A
(i)
........... 65,587 6,056,960
InterGlobe Aviation Ltd.
(b)(c)
............ 255,891 5,962,025
12,018,985
Personal Care Products — 0.1%
Godrej Consumer Products Ltd.
(e)
........ 434,809 5,132,090
Hengan International Group Co. Ltd. ...... 132,000 611,430
Hindustan Unilever Ltd. ............... 81,404 2,542,190
L'Oreal SA ....................... 5,574 2,490,701
Unilever plc, ADR .................. 129,683 6,734,438
17,510,849
Pharmaceuticals — 1.1%
Alkem Laboratories Ltd. .............. 1,671 69,195
AstraZeneca plc ................... 268,383 37,185,632
Bayer AG (Registered) ............... 163,143 10,421,837
China Medical System Holdings Ltd. ...... 257,000 405,486
Cipla Ltd. ........................ 129,562 1,422,027
CSPC Pharmaceutical Group Ltd. ........ 2,506,000 2,456,676
Dr Reddy's Laboratories Ltd., ADR ....... 14,178 807,153
Dr. Reddy's Laboratories Ltd. ........... 30,512 1,720,529

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Pharmaceuticals (continued)
Eli Lilly & Co. ..................... 13,590 $ 4,667,078
Euroapi SA
(e)
...................... 130,842 1,493,468
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 499,135 957,173
Novo Nordisk A/S, Class B ............ 170,690 27,109,222
Novo Nordisk A/S, ADR .............. 16,334 2,599,393
Roche Holding AG .................. 26,889 7,683,333
Sanofi .......................... 435,573 47,250,405
Torrent Pharmaceuticals Ltd. ........... 22,802 427,100
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.,
Class A ....................... 124,200 860,412
Zydus Lifesciences Ltd. .............. 92,236 552,509
148,088,628
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc. ......... 427,040 5,013,450
Genpact Ltd. ...................... 3,040 140,509
Leidos Holdings, Inc. ................ 97,157 8,944,273
NMG, Inc.
(e)
....................... 3,714 470,441
Paychex, Inc. ..................... 172,519 19,768,952
RELX plc ........................ 723,544 23,434,014
Robert Half International, Inc. ........... 19,670 1,584,812
SS&C Technologies Holdings, Inc. ....... 243,989 13,778,059
73,134,510
Real Estate Management & Development — 0.2%
Aldar Properties PJSC ............... 1,142,249 1,448,560
Barwa Real Estate Co. ............... 234,595 167,005
Hang Lung Properties Ltd. ............. 2,261,000 4,230,811
Hulic Co. Ltd. ..................... 893,900 7,352,559
Mabanee Co. KPSC ................. 52,113 124,021
VGP NV ......................... 38,846 3,462,955
Vonovia SE ....................... 432,033 8,137,260
24,923,171
Residential REITs — 0.2%
Sun Communities, Inc. ............... 102,272 14,408,080
UDR, Inc. ........................ 435,437 17,879,043
32,287,123
Retail REITs — 0.2%
Link REIT ........................ 1,431,000 9,201,666
Spirit Realty Capital, Inc. .............. 319,499 12,728,840
21,930,506
Semiconductors & Semiconductor Equipment — 0.7%
ASML Holding NV .................. 9,948 6,779,046
MediaTek, Inc. ..................... 515,000 13,351,955
STMicroelectronics NV ............... 80,753 4,302,818
Taiwan Semiconductor Manufacturing Co. Ltd. 3,268,000 57,270,464
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR ......................... 44,353 4,125,716
85,829,999
Software — 0.5%
Intuit, Inc. ........................ 37,588 16,757,858
Microsoft Corp. .................... 152,789 44,049,069
60,806,927
Specialized REITs — 0.8%
American Tower Corp. ............... 153,246 31,314,288
Crown Castle, Inc. .................. 80,200 10,733,968
Digital Realty Trust, Inc. .............. 18,151 1,784,425
EPR Properties .................... 298,166 11,360,124
Equinix, Inc. ...................... 8,429 6,077,646
Outfront Media, Inc. ................. 373,368 6,059,763
SBA Communications Corp. ........... 43,433 11,339,053
Security
Shares
Shares Value
Specialized REITs (continued)
VICI Properties, Inc. ................. 570,556 $ 18,611,537
97,280,804
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution
PJSC ........................ 502,608 572,063
Home Product Center PCL, NVDR ....... 4,155,100 1,754,185
Industria de Diseno Textil SA ........... 578,887 19,447,836
Jarir Marketing Co. .................. 11,459 499,100
Ross Stores, Inc. ................... 26,676 2,831,124
Truworths International Ltd. ............ 123,950 371,909
25,476,217
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. ....................... 119,683 19,735,727
Catcher Technology Co. Ltd. ........... 176,000 1,100,228
Inventec Corp. ..................... 603,000 633,803
Lenovo Group Ltd. .................. 1,950,000 2,112,658
Lite-On Technology Corp. ............. 426,000 1,025,451
Pegatron Corp. .................... 161,000 369,439
Quanta Computer, Inc. ............... 469,000 1,373,955
Samsung Electronics Co. Ltd. .......... 27,773 1,373,402
Samsung Electronics Co. Ltd., GDR
(b)(c)
.... 12,586 15,547,295
43,271,958
Textiles, Apparel & Luxury Goods — 0.3%
Kering SA ........................ 19,339 12,617,309
Li Ning Co. Ltd. .................... 915,000 7,195,482
LVMH Moet Hennessy Louis Vuitton SE .... 17,798 16,336,937
Pou Chen Corp. .................... 292,000 300,118
Ralph Lauren Corp., Class A ........... 44,125 5,148,063
41,597,909
Tobacco — 0.2%
Altria Group, Inc. ................... 57,910 2,583,944
British American Tobacco plc ........... 188,538 6,609,090
KT&G Corp. ...................... 5,686 365,428
Philip Morris International, Inc. .......... 199,961 19,446,207
29,004,669
Trading Companies & Distributors — 0.2%
Azelis Group NV ................... 35,264 893,616
BOC Aviation Ltd.
(b)(c)
................ 812,000 6,296,901
Ferguson plc ...................... 86,458 11,430,766
MSC Industrial Direct Co., Inc., Class A .... 46,050 3,868,200
22,489,483
Transportation Infrastructure — 0.8%
Aena SME SA
(b)(c)(e)
................. 120,515 19,488,292
Aeroports de Paris
(e)
................. 15,954 2,277,622
Atlas Arteria Ltd.
(h)
.................. 1,640,064 6,924,323
Auckland International Airport Ltd.
(e)
...... 1,203,582 6,549,871
Flughafen Zurich AG (Registered)
(e)
...... 58,484 10,715,195
Fraport AG Frankfurt Airport Services
Worldwide
(e)
.................... 150,963 7,610,020
Getlink SE ....................... 159,236 2,622,558
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 466,374 9,097,916
Hamburger Hafen und Logistik AG ....... 51,596 637,393
Japan Airport Terminal Co. Ltd.
(e)
........ 46,200 2,307,819
Jiangsu Expressway Co. Ltd., Class H .... 5,508,000 5,122,278
Malaysia Airports Holdings Bhd.
(e)
........ 110,700 170,583
Salik Co. PJSC
(e)
................... 2,985,069 2,349,040
Taiwan High Speed Rail Corp. .......... 238,000 236,573
Transurban Group
(h)
................. 3,171,438 30,282,126
106,391,609

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Water Utilities — 0.1%
American Water Works Co., Inc. ......... 5,737 $ 840,413
Cia de Saneamento de Minas Gerais Copasa
MG
(e)
......................... 128,535 399,164
Severn Trent plc ................... 185,860 6,602,295
7,841,872
Wireless Telecommunication Services — 0.3%
Axiata Group Bhd. .................. 244,600 167,304
Etihad Etisalat Co. .................. 84,949 936,623
Far EasTone Telecommunications Co. Ltd. .. 390,000 963,845
KDDI Corp. ....................... 362,200 11,169,440
Maxis Bhd. ....................... 127,400 119,440
Mobile Telecommunications Co. KSCP .... 278,483 491,252
Mobile Telecommunications Co. Saudi Arabia
(e)
246,110 854,614
Mobile TeleSystems PJSC
(f)
............ 26,804 3
Rogers Communications, Inc., Class B .... 80,873 3,748,342
SK Telecom Co. Ltd. ................. 49,308 1,829,432
SK Telecom Co. Ltd., ADR ............. 29,365 602,276
Taiwan Mobile Co. Ltd. ............... 273,000 905,833
Tele2 AB, Class B .................. 365,415 3,637,002
Turkcell Iletisim Hizmetleri AS, Class A .... 48,651 81,413
Vodacom Group Ltd. ................ 5,732 39,289
Vodafone Group plc ................. 6,471,816 7,139,045
32,685,153
Total Common Stocks — 22.8%
(Cost: $2,776,332,356) ........................... 2,940,216,755
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The)
5.15%, 05/01/30 ................. USD 2,802 2,819,518
3.65%, 03/01/47 ................. 730 530,384
3.63%, 03/01/48 ................. 310 222,019
3.85%, 11/01/48 ................. 325 241,911
3.90%, 05/01/49 ................. 300 226,378
5.81%, 05/01/50 ................. 4,282 4,310,548
5.93%, 05/01/60 ................. 2,668 2,664,814
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 1,096 1,095,884
7.13%, 06/15/26 ................. 6,253 6,275,511
7.88%, 04/15/27 ................. 3,519 3,562,386
6.00%, 02/15/28 ................. 923 898,776
7.50%, 02/01/29 ................. 2,581 2,636,646
7.45%, 05/01/34 ................. 946 1,059,520
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 3,252 2,928,132
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
2,497 2,084,995
General Dynamics Corp., 4.25%, 04/01/40 . 300 283,275
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 262 263,072
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 345,787
4.40%, 06/15/28 ................. 1,960 1,920,347
2.90%, 12/15/29 ................. 235 207,714
1.80%, 01/15/31 ................. 1,565 1,264,954
4.85%, 04/27/35 ................. 200 197,384
5.05%, 04/27/45 ................. 120 114,532
Lockheed Martin Corp.
4.07%, 12/15/42 ................. 445 408,312
5.70%, 11/15/54 ................. 520 592,155
Northrop Grumman Corp., 5.25%, 05/01/50 . 625 647,138
Raytheon Technologies Corp.
4.13%, 11/16/28 ................. 355 349,894
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
2.25%, 07/01/30 ................. USD 400 $ 342,643
4.50%, 06/01/42 ................. 1,215 1,151,556
4.15%, 05/15/45 ................. 385 336,594
3.03%, 03/15/52 ................. 1,600 1,157,945
5.38%, 02/27/53 ................. 560 589,413
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 6,691 6,665,574
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 372 372,000
9.38%, 11/30/29 ................. 3,844 4,194,765
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 5,417 5,518,569
6.25%, 03/15/26
(b)
................ 24,563 24,585,352
6.38%, 06/15/26 ................. 722 705,755
7.50%, 03/15/27 ................. 2,071 2,065,822
6.75%, 08/15/28
(b)
................ 16,072 16,232,720
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 4,714 4,718,950
106,789,644
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 781 717,024
4.25%, 05/15/30 ................. 100 97,533
4.55%, 04/01/46 ................. 795 699,615
5.25%, 05/15/50 ................. 200 195,899
1,710,071
Automobile Components — 0.4%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(c)
EUR 217 233,718
Aptiv plc
3.25%, 03/01/32 ................. USD 985 857,850
3.10%, 12/01/51 ................. 715 453,128
4.15%, 05/01/52 ................. 200 156,917
Clarios Global LP
6.75%, 05/15/25
(b)
................ 4,551 4,599,468
4.38%, 05/15/26
(c)
................ EUR 613 633,639
6.25%, 05/15/26
(b)
................ USD 3,665 3,655,838
8.50%, 05/15/27
(b)
................ 16,431 16,492,616
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(c)
.................... EUR 340 283,745
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 1,248 1,120,080
Dometic Group AB, 3.00%, 05/08/26
(c)
.... EUR 398 391,681
Faurecia SE
(c)
7.25%, 06/15/26 ................. 575 642,360
2.75%, 02/15/27 ................. 999 961,616
3.75%, 06/15/28 ................. 590 572,670
Goodyear Europe BV, 2.75%, 08/15/28
(c)
... 200 176,403
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 912 814,781
5.63%, 04/30/33 ................. 2,063 1,784,495
Grupo Antolin-Irausa SA
(c)
3.38%, 04/30/26 ................. EUR 273 246,969
3.50%, 04/30/28 ................. 977 763,201
Icahn Enterprises LP
6.25%, 05/15/26 ................. USD 2,588 2,546,786
5.25%, 05/15/27 ................. 2,523 2,367,356
4.38%, 02/01/29 ................. 1,942 1,670,120
IHO Verwaltungs GmbH
(a)(c)(j)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27 .................... EUR 906 861,300
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28 .................... 501 555,091
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. 1,200 1,182,611
2.50%, 10/23/27 ................. 500 471,399
ZF Finance GmbH
(c)
3.00%, 09/21/25 ................. 200 205,981

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Automobile Components (continued)
5.75%, 08/03/26 ................. EUR 1,200 $ 1,304,607
2.00%, 05/06/27 ................. 700 653,122
2.75%, 05/25/27 ................. 400 386,569
47,046,117
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. USD 59 57,323
3.25%, 02/12/32 ................. 3,262 2,563,791
6.10%, 08/19/32 ................. 837 811,100
General Motors Co.
4.00%, 04/01/25 ................. 600 584,973
6.13%, 10/01/25 ................. 2,110 2,149,839
5.00%, 10/01/28 ................. 200 197,061
5.60%, 10/15/32 ................. 2,411 2,360,562
6.25%, 10/02/43 ................. 345 331,611
5.40%, 04/01/48 ................. 1,070 918,479
5.95%, 04/01/49 ................. 57 52,926
Hyundai Capital America
(b)
1.25%, 09/18/23 ................. 480 470,041
0.80%, 01/08/24 ................. 3,620 3,487,431
0.88%, 06/14/24 ................. 4,105 3,886,025
1.00%, 09/17/24 ................. 2,660 2,493,246
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(b)
................ 400 392,184
6.88%, 11/15/26
(c)
................ EUR 100 103,412
Mercedes-Benz Finance North America LLC,
5.50%, 11/27/24
(b)
............... USD 1,560 1,574,292
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
.................... 675 571,042
Nissan Motor Co. Ltd., 4.35%, 09/17/27
(b)
.. 2,885 2,721,866
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 4,300 4,248,060
Renault SA
(c)
1.25%, 06/24/25 ................. 100 99,908
2.38%, 05/25/26 ................. 500 495,481
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(c)
.. USD 2,339 2,107,000
Volkswagen Group of America Finance LLC
(b)
1.25%, 11/24/25 ................. 505 459,442
3.20%, 09/26/26 ................. 305 287,075
Volvo Car AB, 2.50%, 10/07/27
(c)
....... EUR 728 706,617
34,130,787
Banks — 4.0%
ABN AMRO Bank NV, (5-Year EUR Swap
Annual + 4.67%), 4.38%
(a)(c)(k)
........ 3,000 2,895,485
Banco Bilbao Vizcaya Argentaria SA
(a)(c)(k)
(5-Year EUR Swap Annual + 5.66%), 5.88% 200 206,281
(5-Year EUR Swap Annual + 6.04%), 6.00% 8,200 8,362,350
Banco BPM SpA
(a)(c)
(5-Year EUR Swap Annual + 5.42%),
5.00%, 09/14/30 ............... 352 364,088
(5-Year EUR Swap Annual + 3.17%),
2.88%, 06/29/31 ............... 3,314 3,007,487
(5-Year EUR Swap Annual + 3.40%),
3.38%, 01/19/32 ............... 2,198 1,983,264
Banco de Sabadell SA
(a)(c)
(1-Year EUR Swap Annual + 2.40%),
5.25%, 02/07/29 ............... 300 308,653
(5-Year EUR Swap Annual + 2.20%),
2.00%, 01/17/30 ............... 700 648,921
(5-Year EUR Swap Annual + 2.95%),
2.50%, 04/15/31 ............... 4,900 4,390,298
Banco do Brasil SA, 4.75%, 03/20/24
(c)
.... USD 2,804 2,765,305
Banco Espirito Santo SA
(c)(e)(l)
2.63%, 05/08/17 ................. EUR 800 99,774
4.75%, 01/15/18 ................. 1,500 187,076
Security
Par (000)
Par (000) Value
Banks (continued)
4.00%, 01/21/24 ................. EUR 5,400 $ 673,475
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(k)
....... USD 1,725 1,455,469
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,704 2,103,712
Banco Santander SA
2.75%, 05/28/25 ................. 800 754,475
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a)(c)(k)
................... EUR 5,000 4,263,636
1.85%, 03/25/26 ................. USD 600 538,184
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 1.72%,
09/14/27
(a)
................... 1,000 872,801
3.31%, 06/27/29 ................. 200 178,345
Bangkok Bank PCL, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(a)(c)
......... 4,334 3,672,068
Bank Leumi Le-Israel BM
(a)(b)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.63%), 3.28%,
01/29/31 .................... 3,405 2,960,222
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.47%), 7.13%,
07/18/33 .................... 1,563 1,516,110
Bank of America Corp.
(1-Day SOFR + 0.67%), 1.84%, 02/04/25
(a)
2,790 2,706,828
(1-Day SOFR + 0.91%), 0.98%, 09/25/25
(a)
1,990 1,856,848
(3-mo. LIBOR USD + 0.81%), 3.37%,
01/23/26
(a)
................... 780 750,155
(1-Day SOFR + 1.15%), 1.32%, 06/19/26
(a)
2,886 2,638,120
Series N, (1-Day SOFR + 0.91%), 1.66%,
03/11/27
(a)
................... 374 338,610
(1-Day SOFR + 2.04%), 4.95%, 07/22/28
(a)
4,200 4,175,953
(1-Day SOFR + 1.99%), 6.20%, 11/10/28
(a)
3,132 3,274,136
(3-mo. LIBOR USD + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 4,515,489
(3-mo. LIBOR USD + 1.21%), 3.97%,
02/07/30
(a)
................... 1,500 1,402,020
(3-mo. LIBOR USD + 1.18%), 3.19%,
07/23/30
(a)
................... 400 355,508
(3-mo. LIBOR USD + 1.19%), 2.88%,
10/22/30
(a)
................... 25 21,746
(1-Day SOFR + 1.37%), 1.92%, 10/24/31
(a)
265 211,360
Series N, (1-Day SOFR + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 909,955
(1-Day SOFR + 1.32%), 2.69%, 04/22/32
(a)
1,625 1,356,101
(1-Day SOFR + 1.33%), 2.97%, 02/04/33
(a)
3,387 2,851,993
(1-Day SOFR + 1.83%), 4.57%, 04/27/33
(a)
820 780,558
(1-Day SOFR + 2.16%), 5.02%, 07/22/33
(a)
525 519,187
Series L, 4.75%, 04/21/45 .......... 420 389,312
(3-mo. LIBOR USD + 1.99%), 4.44%,
01/20/48
(a)
................... 235 208,168
(3-mo. LIBOR USD + 3.15%), 4.08%,
03/20/51
(a)
................... 800 655,974
(1-Day SOFR + 1.88%), 2.83%, 10/24/51
(a)
790 515,109
Bank of Communications Hong Kong Ltd., (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.53%), 3.73%
(a)(c)(k)
. 1,000 955,000
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a)(c)
... EUR 525 475,383
Bank of East Asia Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.53%), 5.83%
(a)(c)(k)
....... USD 4,653 3,908,520
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c)(k)
.................... EUR 600 627,886

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c)(k)
.................... EUR 2,700 $ 2,664,617
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25%,
09/16/26
(b)
................... USD 1,355 1,346,806
Bank of Montreal, (5-Year USD Swap Semi +
1.43%), 3.80%, 12/15/32
(a)
.......... 300 270,890
Bank of Nova Scotia (The)
3.45%, 04/11/25 ................. 100 97,003
2.95%, 03/11/27 ................. 300 279,764
Bankinter SA
(5-Year EUR Swap Annual + 4.71%),
7.38%
(a)(c)(k)
................... EUR 3,800 3,839,728
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a)(k)
.................... USD 2,900 2,610,000
3.65%, 03/16/25 ................. 735 702,499
(3-mo. LIBOR USD + 1.61%), 3.93%,
05/07/25
(a)
................... 455 442,638
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
. GBP 3,252 3,494,563
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a)(k)
.................... USD 22,075 18,742,040
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(k)
GBP 4,026 4,345,664
5.20%, 05/12/26 ................. USD 2,100 2,010,099
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(k)
GBP 2,400 2,664,576
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a)(k)
.................... USD 4,905 3,353,119
4.84%, 05/09/28 ................. 640 603,333
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a)(k)
.................... 22,970 19,610,638
(3-mo. LIBOR USD + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,202,840
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%), 5.75%,
08/09/33
(a)
................... 505 494,720
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,666 1,428,178
BNP Paribas SA
(a)
(6-mo. LIBOR USD + 0.08%), 5.28%
(k)
.. 450 328,084
(3-mo. LIBOR USD + 2.24%), 4.71%,
01/10/25
(b)
................... 3,635 3,593,583
(5-Year USD Swap Semi + 3.98%), 7.00%
(b)
(k)
......................... 4,429 4,037,122
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(b)(k)
.................... 5,600 5,360,320
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c)(k)
.................... EUR 4,800 4,815,503
(5-Year EUR Swap Annual + 4.63%),
7.38%
(c)(k)
.................... 600 618,978
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b)(k)
.................... USD 10,475 7,828,596
BPCE SA, (1-Day SOFR + 2.10%), 5.98%,
01/18/27
(a)(b)
................... 2,020 2,014,772
Burgan Bank SAK, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.01%), 5.75%
(a)(c)(k)
.............. 975 848,250
Security
Par (000)
Par (000) Value
Banks (continued)
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.22%), 6.38% EUR 2,800 $ 2,987,103
(5-Year EUR Swap Annual + 6.50%), 6.75% 6,800 7,061,180
(5-Year EUR Swap Annual + 4.50%), 5.25% 1,800 1,644,644
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,800 1,716,197
Chong Hing Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.86%), 5.70%
(a)(c)(k)
.............. USD 380 358,459
Citigroup, Inc.
(3-mo. CME Term SOFR + 1.16%), 3.35%,
04/24/25
(a)
................... 1,025 998,967
3.20%, 10/21/26 ................. 200 188,681
4.45%, 09/29/27 ................. 1,325 1,284,850
(1-Day SOFR + 1.89%), 4.66%, 05/24/28
(a)
2,100 2,073,469
(3-mo. CME Term SOFR + 1.41%), 3.52%,
10/27/28
(a)
................... 350 327,168
(1-Day SOFR + 1.42%), 2.98%, 11/05/30
(a)
425 372,118
(1-Day SOFR + 1.15%), 2.67%, 01/29/31
(a)
1,775 1,514,977
(1-Day SOFR + 2.11%), 2.57%, 06/03/31
(a)
405 341,702
(1-Day SOFR + 1.17%), 2.56%, 05/01/32
(a)
665 551,721
(1-Day SOFR + 1.94%), 3.79%, 03/17/33
(a)
1,270 1,138,310
(1-Day SOFR + 2.34%), 6.27%, 11/17/33
(a)
860 930,094
(1-Day SOFR + 1.38%), 2.90%, 11/03/42
(a)
145 103,714
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
..................... EUR 10,400 9,602,094
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63%,
02/28/33 .................... GBP 100 123,078
Commonwealth Bank of Australia, 3.78%,
03/14/32
(b)
.................... USD 555 466,688
Cooperatieve Rabobank UA
(a)
(5-Year EUR Swap Annual + 4.10%),
4.63%
(c)(k)
.................... EUR 2,200 2,154,563
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.73%), 1.98%,
12/15/27
(b)
................... USD 1,925 1,708,177
Credit Agricole SA
(a)(k)
(5-Year USD Swap Semi + 4.90%), 7.88%
(b)
3,600 3,517,272
(5-Year EUR Swap Annual + 4.44%),
7.25%
(c)
..................... EUR 1,000 1,052,291
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.75%
(b)
..................... USD 22,818 17,134,036
Danske Bank A/S
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.45%), 3.77%,
03/28/25 .................... 545 531,933
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.47%,
01/09/26 .................... 1,650 1,651,526
Discover Bank, (5-Year USD Swap Semi +
1.73%), 4.68%, 08/09/28
(a)
.......... 1,050 961,033
Erste Group Bank AG, (5-Year EUR Swap
Annual + 6.20%), 6.50%
(a)(c)(k)
........ EUR 2,200 2,231,294
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... USD 2,091 1,580,064
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a)(c)(k)
.............. 3,300 2,755,500
HSBC Bank Capital Funding Sterling 1 LP,
(Sterling Overnight Index Average + 2.04%),
5.84%
(a)(c)(k)
................... GBP 879 1,100,892
HSBC Bank plc, Series 1M, (6-mo. LIBOR USD
+ 0.25%), 5.40%
(a)(k)
.............. USD 5,620 4,056,921

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
HSBC Holdings plc
(3-mo. LIBOR USD + 1.21%), 3.80%,
03/11/25
(a)
................... USD 1,160 $ 1,134,300
(5-Year USD Swap Rate + 4.37%), 6.38%
(a)
(k)
......................... 4,719 4,336,543
(1-Day SOFR + 0.71%), 0.98%, 05/24/25
(a)
1,710 1,609,263
4.25%, 08/18/25 ................. 500 475,502
(1-Day SOFR + 1.51%), 4.18%, 12/09/25
(a)
2,490 2,418,301
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.22%),
4.00%
(a)(k)
.................... 990 805,430
(BPSWS5 + 4.28%), 5.88%
(a)(k)
....... GBP 600 644,164
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.86%),
8.00%
(a)(k)
.................... USD 4,836 4,823,426
(1-Day SOFR + 3.35%), 7.39%, 11/03/28
(a)
2,150 2,288,317
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(a)(k)
.................... 9,830 7,341,306
(1-Day SOFR + 1.19%), 2.80%, 05/24/32
(a)
1,495 1,220,822
(1-Day SOFR + 4.25%), 8.11%, 11/03/33
(a)
1,685 1,887,074
(1-Day SOFR + 2.39%), 6.25%, 03/09/34
(a)
1,985 2,075,284
(1-Day SOFR + 2.65%), 6.33%, 03/09/44
(a)
355 374,945
HSBC USA, Inc., 3.75%, 05/24/24 ...... 200 195,005
ING Groep NV
3.55%, 04/09/24 ................. 430 420,841
(5-Year USD Swap Rate + 4.20%), 6.75%
(a)
(c)(k)
........................ 5,877 5,403,196
(5-Year USD Swap Semi + 4.45%), 6.50%
(a)
(k)
......................... 2,010 1,811,240
(1-Day SOFR + 1.64%), 3.87%, 03/28/26
(a)
300 290,085
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.34%),
5.75%
(a)(k)
.................... 679 587,444
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.86%),
3.88%
(a)(k)
.................... 17,590 12,754,157
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual + 6.07%),
5.88%
(a)(c)(k)
................... EUR 400 386,082
5.71%, 01/15/26
(b)
................ USD 1,489 1,410,808
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a)(c)(k)
................... EUR 6,127 6,370,636
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a)(c)(k)
................... 1,250 1,083,632
5.15%, 06/10/30
(c)
................ GBP 1,447 1,455,158
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32
(a)(b)
.................. USD 2,695 1,960,396
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42
(a)(b)
.................. 940 623,111
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,548,830
JPMorgan Chase & Co.
3.38%, 05/01/23 ................. 1,680 1,676,639
(1-Day SOFR + 1.16%), 2.30%, 10/15/25
(a)
350 334,681
(3-mo. LIBOR USD + 1.34%), 3.78%,
02/01/28
(a)
................... 225 215,135
(1-Day SOFR + 1.56%), 4.32%, 04/26/28
(a)
2,200 2,146,030
(1-Day SOFR + 1.89%), 2.18%, 06/01/28
(a)
4,340 3,887,586
(1-Day SOFR + 1.99%), 4.85%, 07/25/28
(a)
1,480 1,477,350
(3-mo. LIBOR USD + 1.33%), 4.45%,
12/05/29
(a)
................... 140 135,984
(1-Day SOFR + 2.08%), 4.91%, 07/25/33
(a)
1,436 1,427,305
(1-Day SOFR + 2.58%), 5.72%, 09/14/33
(a)
1,485 1,521,173
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. LIBOR USD + 1.36%), 3.88%,
07/24/38
(a)
................... USD 2,335 $ 2,056,737
5.50%, 10/15/40 ................. 970 1,002,137
(1-Day SOFR + 2.46%), 3.11%, 04/22/41
(a)
140 106,934
5.60%, 07/15/41 ................. 240 249,562
5.40%, 01/06/42 ................. 480 493,130
(1-Day SOFR + 1.46%), 3.16%, 04/22/42
(a)
1,215 923,213
5.63%, 08/16/43 ................. 15 15,477
4.95%, 06/01/45 ................. 765 726,934
Series W, (3-mo. LIBOR USD + 1.00%),
5.86%, 05/15/47
(a)
.............. 19,006 15,679,950
Kasikornbank PCL
(a)(c)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
5.28%
(k)
..................... 2,110 1,931,705
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 3.34%,
10/02/31 .................... 2,100 1,832,250
KBC Group NV, (5-Year EUR Swap Annual +
4.69%), 4.75%
(a)(c)(k)
.............. EUR 7,200 7,243,041
Krung Thai Bank PCL, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.53%), 4.40%
(a)(c)(k)
.............. USD 300 263,962
Lloyds Banking Group plc
4.50%, 11/04/24 ................. 800 775,256
4.45%, 05/08/25 ................. 500 486,297
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(a)(c)(k)
............. EUR 1,100 1,072,164
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 3.87%,
07/09/25
(a)
................... USD 1,100 1,069,183
(5-Year USD Swap Semi + 4.50%), 7.50%
(a)
(k)
......................... 3,975 3,688,084
4.58%, 12/10/25 ................. 2,250 2,123,573
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.82%),
6.75%
(a)(k)
.................... 7,290 6,600,343
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 4.72%,
08/11/26
(a)
................... 1,365 1,328,777
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(a)(k)
. GBP 1,809 2,059,751
4.55%, 08/16/28 ................. USD 265 251,685
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(a)(k)
.................... 8,405 7,743,106
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 1,595 1,462,748
3.74%, 03/07/29 ................. 500 467,620
3.20%, 07/18/29 ................. 365 325,991
2.05%, 07/17/30 ................. 1,000 817,292
Mizuho Financial Group, Inc., (1-Day SOFR +
1.25%), 1.24%, 07/10/24
(a)
.......... 900 888,866
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.51%), 6.50%
(a)(c)(k)
....... 920 864,685
National Australia Bank Ltd., 6.43%, 01/12/33
(b)
970 999,052
NatWest Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.15%), 2.36%,
05/22/24 .................... 590 586,910
(3-mo. LIBOR USD + 1.76%), 4.27%,
03/22/25 .................... 800 785,067
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.85%), 7.47%,
11/10/26 .................... 1,895 1,958,350

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13%
(k)
.. GBP 750 $ 739,124
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.35%), 3.03%,
11/28/35 .................... USD 1,185 902,638
Nordea Bank Abp
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.11%),
6.63%
(a)(c)(k)
................... 1,100 1,030,931
1.50%, 09/30/26
(b)
................ 2,500 2,195,174
PNC Financial Services Group, Inc. (The),
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25%
(a)(e)(k)
................... 1,614 1,501,020
Regions Financial Corp., 2.25%, 05/18/25 .. 100 91,991
Santander UK Group Holdings plc
(a)
(BPSWS5 + 5.79%), 6.75%
(c)(k)
....... GBP 8,365 9,109,463
(1-Day SOFR + 2.75%), 6.83%, 11/21/26 USD 1,795 1,818,118
(1-Day SOFR + 0.99%), 1.67%, 06/14/27 1,150 1,000,922
Shinhan Financial Group Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.06%), 2.88%
(a)(c)(k)
....... 3,200 2,656,000
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a)(c)(k)
....... 600 555,523
Societe Generale SA
(5-Year USD Swap Semi + 4.30%), 7.38%
(a)
(b)(k)
........................ 2,290 2,073,166
(5-Year USD Swap Semi + 4.98%), 7.88%
(a)
(b)(k)
........................ 300 280,920
(5-Year USD Swap Semi + 4.98%), 7.88%
(a)
(c)(k)
........................ 6,526 6,110,946
(5-Year USD Swap Rate + 5.87%), 8.00%
(a)
(c)(k)
........................ 1,893 1,769,955
4.00%, 01/12/27
(b)
................ 360 336,721
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.30%), 6.45%,
01/12/27
(a)(b)
.................. 1,975 1,973,686
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.39%),
9.38%
(a)(b)(k)
................... 2,270 2,147,987
(5-Year EUR Swap Annual + 5.23%),
7.88%
(a)(c)(k)
................... EUR 1,600 1,576,933
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(a)(b)(k)
................... USD 12,900 9,287,162
Standard Chartered plc
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.66%),
6.00%
(c)(k)
.................... 900 822,186
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 1.82%,
11/23/25
(b)
................... 1,475 1,372,268
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.14%),
4.30%
(b)(k)
.................... 11,150 8,018,974
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 ................. 1,675 1,587,894
5.46%, 01/13/26 ................. 1,975 1,993,988
5.52%, 01/13/28 ................. 930 945,618
3.04%, 07/16/29 ................. 130 115,177
2.75%, 01/15/30 ................. 385 331,992
TMBThanachart Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.26%), 4.90%
(a)(c)(k)
....... 2,431 2,212,210
Security
Par (000)
Par (000) Value
Banks (continued)
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. USD 455 $ 427,841
3.77%, 06/06/25 ................. 1,585 1,543,214
(5-Year USD Swap Semi + 2.21%), 3.63%,
09/15/31
(a)
................... 100 94,155
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.08%), 8.13%,
10/31/82
(a)
................... 17,691 17,956,365
UniCredit SpA
(a)
(5-Year EUR Swap Annual + 6.39%),
6.63%
(c)(k)
.................... EUR 5,619 5,965,567
(5-Year EUR Swap Annual + 4.93%),
5.38%
(c)(k)
.................... 1,000 954,360
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(c)(k)
.............. 4,968 5,089,086
(5-Year EUR Swap Annual + 2.80%),
2.73%, 01/15/32
(c)
.............. 200 184,781
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
................... USD 1,779 1,641,303
Wells Fargo & Co.
(1-Day SOFR + 1.32%), 3.91%, 04/25/26
(a)
2,535 2,460,510
(1-Day SOFR + 1.51%), 3.53%, 03/24/28
(a)
1,655 1,561,476
(3-mo. LIBOR USD + 1.31%), 3.58%,
05/22/28
(a)
................... 715 673,641
(1-Day SOFR + 1.98%), 4.81%, 07/25/28
(a)
1,515 1,496,007
(1-Day SOFR + 2.10%), 4.90%, 07/25/33
(a)
1,249 1,219,176
5.61%, 01/15/44 ................. 950 915,400
4.65%, 11/04/44 ................. 210 180,951
4.75%, 12/07/46 ................. 545 473,608
(1-Day SOFR + 4.50%), 5.01%, 04/04/51
(a)
655 616,032
Westpac Banking Corp.
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67%,
11/15/35
(a)
................... 460 358,288
4.42%, 07/24/39 ................. 200 167,560
3.13%, 11/18/41 ................. 590 406,471
Woori Bank
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.66%),
4.25%
(a)(c)(k)
................... 903 846,450
4.88%, 01/26/28
(b)
................ 265 265,951
513,970,930
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 145 144,395
4.90%, 02/01/46 ................. 5,125 5,008,726
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 770 786,338
4.95%, 01/15/42 ................. 80 78,990
4.60%, 04/15/48 ................. 460 434,021
5.55%, 01/23/49 ................. 160 171,530
5.80%, 01/23/59 ................. 195 214,017
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 595 461,051
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 420 373,810
7,672,878
Biotechnology — 0.1%
AbbVie, Inc.
2.60%, 11/21/24 ................. 1,100 1,061,620
3.80%, 03/15/25 ................. 1,550 1,524,718
4.55%, 03/15/35 ................. 150 146,665
4.30%, 05/14/36 ................. 1,055 991,663
4.40%, 11/06/42 ................. 1,205 1,101,332
4.45%, 05/14/46 ................. 880 796,235
4.88%, 11/14/48 ................. 840 808,708
4.25%, 11/21/49 ................. 699 616,850

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Amgen, Inc.
5.15%, 03/02/28 ................. USD 960 $ 980,180
5.25%, 03/02/33 ................. 1,205 1,238,016
3.00%, 01/15/52 ................. 995 681,388
4.20%, 02/22/52 ................. 1,020 865,406
4.88%, 03/01/53 ................. 410 383,725
5.65%, 03/02/53 ................. 520 541,165
2.77%, 09/01/53 ................. 174 111,238
4.40%, 02/22/62 ................. 428 361,515
5.75%, 03/02/63 ................. 260 269,785
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 541 516,333
6.25%, 04/01/28 ................. GBP 878 919,390
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 900 837,620
4.75%, 03/01/46 ................. 375 360,553
4.15%, 03/01/47 ................. 100 87,927
2.80%, 10/01/50 ................. 955 659,324
15,861,356
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 1,125 727,945
Amazon.com, Inc.
3.30%, 04/13/27 ................. 100 96,756
1.20%, 06/03/27 ................. 615 545,984
3.15%, 08/22/27 ................. 925 891,197
3.88%, 08/22/37 ................. 1,075 999,978
4.05%, 08/22/47 ................. 245 222,158
3.95%, 04/13/52 ................. 850 753,740
2.70%, 06/03/60 ................. 295 193,659
3.25%, 05/12/61 ................. 895 659,389
4.10%, 04/13/62 ................. 325 285,744
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 3,361 2,553,482
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 1,346 1,309,813
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
.................... 430 423,093
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 723 671,465
5.63%, 02/15/29 ................. 2,255 2,120,245
3.63%, 10/01/31 ................. 1,385 1,127,078
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 1,507 1,414,877
14,996,603
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 2,771 2,633,350
6.38%, 06/15/30 ................. 918 899,491
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,591,691
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 1,210 939,864
HT Troplast GmbH, 9.25%, 07/15/25
(c)
.... EUR 276 294,355
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 ................. USD 902 899,745
4.63%, 12/15/25 ................. 146 135,415
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 402 383,910
3.50%, 02/15/30 ................. 1,633 1,353,443
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 1,044 922,785
9.75%, 07/15/28 ................. 773 738,215
PCF GmbH
(c)
4.75%, 04/15/26 ................. EUR 589 551,664
(3-mo. EURIBOR at 4.75% Floor + 4.75%),
7.04%, 04/15/26
(a)
.............. 395 400,126
Security
Par (000)
Par (000) Value
Building Products (continued)
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... USD 6,159 $ 5,781,761
Standard Industries, Inc.
(b)
4.75%, 01/15/28 ................. 842 786,580
4.38%, 07/15/30 ................. 2,732 2,376,840
3.38%, 01/15/31 ................. 1,011 812,525
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 146 137,970
21,639,730
Capital Markets — 1.2%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 1,482 1,491,648
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
380 310,650
Bank of New York Mellon Corp. (The), 3.00%,
10/30/28 ..................... 100 90,398
Blackstone Holdings Finance Co. LLC
(b)
5.90%, 11/03/27 ................. 881 898,466
6.20%, 04/22/33 ................. 1,589 1,664,603
Blackstone Private Credit Fund
7.05%, 09/29/25
(b)
................ 602 593,606
3.25%, 03/15/27 ................. 679 576,505
Codere New Holdco SA
7.50%, 11/30/27
(b)
................ EUR 370 31,948
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 1,887 1,661,343
Credit Suisse AG, 7.75%, 03/10/26
(c)
..... GBP 2,200 2,793,096
Credit Suisse Group AG
(a)(e)(f)(k)(l)
(5-Year USD Swap Semi + 4.60%), 7.50%
(b)
USD 3,911 —
(5-Year USD Swap Semi + 3.46%), 6.25%
(b)
9,607 1
(5-Year USD Swap Semi + 3.46%), 6.25%
(c)
1,173 —
Deutsche Bank AG
(a)
(1-Day SOFR + 2.16%), 2.22%, 09/18/24 3,440 3,345,054
Series 2020, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(k)
............... 23,000 17,001,823
(1-Day SOFR + 2.58%), 3.96%, 11/26/25 600 567,656
(1-Day SOFR + 3.19%), 6.12%, 07/14/26 840 813,325
(1-Day SOFR + 1.87%), 2.13%, 11/24/26 595 512,755
(5-Year EUR Swap Annual + 4.55%),
4.50%
(c)(k)
.................... EUR 1,600 1,171,486
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(c)(k)
............. 5,000 5,015,812
(5-Year EUR Swap Annual + 5.69%),
6.75%
(c)(k)
.................... 1,000 813,414
(1-Day SOFR + 3.18%), 6.72%, 01/18/29 USD 1,010 1,002,941
(1-Day SOFR + 3.65%), 7.08%, 02/10/34 935 867,140
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 221,267
Goldman Sachs Group, Inc. (The)
5.70%, 11/01/24 ................. 1,900 1,913,462
(3-mo. LIBOR USD + 1.20%), 3.27%,
09/29/25
(a)
................... 930 902,218
(1-Day SOFR + 0.79%), 1.09%, 12/09/26
(a)
2,080 1,862,753
(1-Day SOFR + 0.80%), 1.43%, 03/09/27
(a)
700 626,360
(1-Day SOFR + 0.91%), 1.95%, 10/21/27
(a)
275 245,692
(1-Day SOFR + 1.73%), 4.48%, 08/23/28
(a)
2,860 2,797,228
(3-mo. LIBOR USD + 1.30%), 4.22%,
05/01/29
(a)
................... 695 666,015
(1-Day SOFR + 1.09%), 1.99%, 01/27/32
(a)
2,370 1,893,213
(1-Day SOFR + 1.28%), 2.62%, 04/22/32
(a)
1,470 1,224,495
(1-Day SOFR + 1.25%), 2.38%, 07/21/32
(a)
780 633,270
(1-Day SOFR + 1.41%), 3.10%, 02/24/33
(a)
1,637 1,405,806
6.75%, 10/01/37 ................. 450 486,584
5.15%, 05/22/45 ................. 195 184,703
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(c)
.................... 1,900 1,523,325

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Huarong Finance 2019 Co. Ltd., 3.75%,
05/29/24
(c)
.................... USD 900 $ 834,075
Huarong Finance Co. Ltd., 3.25%, 11/13/24
(c)
200 178,663
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 25 23,616
4.60%, 03/15/33 ................. 570 565,348
4.25%, 09/21/48 ................. 15 13,061
5.20%, 06/15/62 ................. 375 374,924
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... 820 833,525
Morgan Stanley
(a)
(1-Day SOFR + 1.16%), 3.62%, 04/17/25 990 971,860
(1-Day SOFR + 0.53%), 0.79%, 05/30/25 840 795,119
(1-Day SOFR + 1.99%), 2.19%, 04/28/26 725 680,238
(1-Day SOFR + 0.88%), 1.59%, 05/04/27 1,075 963,375
(1-Day SOFR + 1.61%), 4.21%, 04/20/28 6,400 6,210,913
(3-mo. LIBOR USD + 1.34%), 3.59%,
07/22/28 .................... 1,430 1,350,733
(1-Day SOFR + 1.73%), 5.12%, 02/01/29 1,250 1,259,930
(3-mo. LIBOR USD + 1.63%), 4.43%,
01/23/30 .................... 800 771,613
(1-Day SOFR + 1.14%), 2.70%, 01/22/31 1,530 1,317,643
(1-Day SOFR + 3.12%), 3.62%, 04/01/31 285 260,623
(1-Day SOFR + 1.29%), 2.94%, 01/21/33 1,330 1,126,725
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.43%), 5.95%,
01/19/38 .................... 800 795,533
(1-Day SOFR + 1.49%), 3.22%, 04/22/42 180 138,816
(1-Day SOFR + 1.43%), 2.80%, 01/25/52 160 105,468
MSCI, Inc.
(b)
3.63%, 09/01/30 ................. 592 514,632
3.88%, 02/15/31 ................. 1,673 1,489,137
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 455 397,611
2.68%, 07/16/30 ................. 500 404,200
2.61%, 07/14/31 ................. 880 691,020
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 95,722
1.95%, 05/01/30 ................. 200 166,763
6.13%, 11/02/32 ................. 1,285 1,369,967
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 747 681,186
3.40%, 07/15/26 ................. 1,401 1,237,012
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 2,516 2,449,999
7.75%, 09/16/27
(b)
................ 1,780 1,753,541
S&P Global, Inc.
2.90%, 03/01/32 ................. 405 361,567
3.25%, 12/01/49 ................. 90 68,481
Sherwood Financing plc, 6.00%, 11/15/26
(c)
. GBP 473 485,238
State Street Corp., (3-mo. LIBOR USD +
1.00%), 5.87%, 06/15/47
(a)
.......... USD 48,980 40,621,720
Sun Hung Kai & Co. BVI Ltd., 5.00%,
09/07/26
(c)
.................... 750 644,672
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 3,157 3,093,860
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.34%), 7.00%
(b)
(k)
......................... 13,976 13,259,171
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 1.01%,
07/30/24
(b)
................... 1,055 1,034,021
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
(k)
......................... 2,023 1,901,620
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(c)(k)
.................... USD 850 $ 706,563
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36%,
01/30/27
(b)
................... 530 465,396
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(b)(k)
.................... 2,135 1,662,887
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49%,
08/10/27
(b)
................... 315 271,233
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b)(k)
.................... 6,088 4,223,544
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.20%), 5.96%,
01/12/34
(b)
................... 1,850 1,898,548
159,331,173
Chemicals — 0.5%
Air Products & Chemicals, Inc., 2.80%,
05/15/50 ..................... 5 3,589
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 295,034
Ashland LLC, 3.38%, 09/01/31
(b)
........ 230 188,009
Avient Corp., 7.13%, 08/01/30
(b)
........ 935 964,219
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(c)
............... EUR 220 235,011
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 1,477 1,403,445
3.38%, 02/15/29 ................. 1,484 1,271,467
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
.................... 2,545 2,438,110
Celanese US Holdings LLC
5.90%, 07/05/24 ................. 1,700 1,700,642
6.17%, 07/15/27 ................. 795 799,535
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 894 798,100
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 575 578,859
5.42%, 11/15/48 ................. 150 150,101
Eastman Chemical Co.
5.75%, 03/08/33 ................. 1,760 1,790,118
4.80%, 09/01/42 ................. 220 196,143
Ecolab, Inc., 2.70%, 12/15/51 ......... 855 568,056
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 13,098 11,495,329
Equate Petrochemical BV
(b)
4.25%, 11/03/26 ................. 1,222 1,185,187
2.63%, 04/28/28 ................. 803 708,547
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 747 715,658
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 1,121 1,101,382
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,371 2,713,655
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,308 940,483
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,889 2,561,143
INEOS Finance plc
6.63%, 05/15/28
(c)
................ EUR 1,041 1,138,577
INEOS Quattro Finance 1 plc, 3.75%,
07/15/26
(c)
.................... 131 122,890
INEOS Quattro Finance 2 plc, 2.50%,
01/15/26
(c)
.................... 903 876,966
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 528 452,379
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
1,868 1,344,960
Kronos International, Inc., 3.75%, 09/15/25
(c)
EUR 803 797,167
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. USD 1,016 854,324
LYB International Finance III LLC
1.25%, 10/01/25 ................. 800 724,451

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.20%, 10/15/49 ................. USD 188 $ 146,903
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,179,009
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(c)
EUR 309 333,866
Nutrien Ltd.
5.90%, 11/07/24 ................. USD 275 278,917
4.90%, 03/27/28 ................. 560 559,836
5.80%, 03/27/53 ................. 150 154,498
Olympus Water US Holding Corp., 3.88%,
10/01/28
(c)
.................... EUR 348 305,345
Pearl Holding II Ltd., 6.00%, (6.00% Cash or
14.00% PIK),
(c)(j)(k)
............... USD 573 14,314
Pearl Holding III Ltd., 9.00%, 10/22/25
(c)
... 456 139,819
Sasol Financing USA LLC
6.50%, 09/27/28 ................. 435 406,127
5.50%, 03/18/31 ................. 3,305 2,760,295
SCIL IV LLC
4.38%, 11/01/26
(c)
................ EUR 463 461,346
5.38%, 11/01/26
(b)
................ USD 1,825 1,667,205
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
6.86%, 11/01/26
(a)(c)
............. EUR 203 216,301
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. USD 920 733,851
4.38%, 02/01/32 ................. 204 163,960
Sherwin-Williams Co. (The)
3.45%, 06/01/27 ................. 289 276,544
2.95%, 08/15/29 ................. 200 179,580
2.30%, 05/15/30 ................. 300 254,575
4.50%, 06/01/47 ................. 195 172,001
3.30%, 05/15/50 ................. 15 10,604
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 4,176 3,467,082
Synthomer plc, 3.88%, 07/01/25
(c)
....... EUR 547 544,264
UPL Corp. Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.87%), 5.25%
(a)(c)(k)
.............. USD 1,908 1,405,123
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 1,593 1,535,509
5.63%, 08/15/29 ................. 8,465 7,174,088
7.38%, 03/01/31 ................. 1,089 1,093,116
66,747,614
Commercial Services & Supplies — 0.6%
AA Bond Co. Ltd., 4.88%, 07/31/24
(c)
..... GBP 500 603,105
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
USD 903 796,708
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 6,770 6,506,004
9.75%, 07/15/27
(b)
................ 4,958 4,418,867
3.63%, 06/01/28
(c)
................ EUR 500 445,729
4.63%, 06/01/28
(b)
................ USD 11,068 9,326,039
4.88%, 06/01/28
(c)
................ GBP 310 314,138
6.00%, 06/01/29
(b)
................ USD 7,512 5,607,407
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 1,008 864,945
4.75%, 10/15/29 ................. 1,044 918,532
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 569 566,155
5.75%, 07/15/29 ................. 2,047 1,832,065
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 1,401 1,378,716
6.38%, 05/01/25 ................. 1,588 1,599,688
5.00%, 02/01/28 ................. 2,392 2,263,944
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 101,057
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 1,539 1,484,378
6.38%, 02/01/31 ................. 807 823,346
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ USD 2,464 $ 2,192,319
5.00%, 09/01/30 ................. 398 342,360
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 894 802,501
7.75%, 02/15/28 ................. 2,528 2,491,604
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 638 622,516
3.75%, 08/01/25 ................. 2,171 2,086,331
5.13%, 12/15/26 ................. 1,174 1,147,896
4.00%, 08/01/28 ................. 1,744 1,584,546
3.50%, 09/01/28 ................. 1,168 1,057,040
4.75%, 06/15/29 ................. 2,589 2,418,385
4.38%, 08/15/29 ................. 1,396 1,249,699
Intrum AB
(c)
3.13%, 07/15/24 ................. EUR 135 140,498
4.88%, 08/15/25 ................. 838 836,106
9.25%, 03/15/28 ................. 475 503,418
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,256,383
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 3,052 2,357,670
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2,242 2,078,558
Paprec Holding SA
(c)
4.00%, 03/31/25 ................. EUR 619 660,914
3.50%, 07/01/28 ................. 513 483,756
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 625 617,969
5.75%, 04/15/26 ................. 2,736 2,715,480
6.25%, 01/15/28 ................. 2,122 1,984,070
Republic Services, Inc.
0.88%, 11/15/25 ................. 700 631,476
3.95%, 05/15/28 ................. 205 199,312
4.88%, 04/01/29 ................. 1,010 1,020,926
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 1,146 1,174,862
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... 300 302,957
Tuspark Forward Ltd., 7.95%, 05/13/24
(c)
.. USD 180 35,246
Verisure Holding AB
(c)
(3-mo. EURIBOR + 5.00%), 7.29%,
04/15/25
(a)
................... EUR 346 375,706
3.25%, 02/15/27 ................. 512 491,409
9.25%, 10/15/27 ................. 841 977,104
7.13%, 02/01/28 ................. 100 108,260
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 7,758 7,134,742
81,932,842
Communications Equipment — 0.2%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 3,377 3,180,310
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,765 2,668,502
8.25%, 03/01/27 ................. 1,389 1,137,730
7.13%, 07/01/28 ................. 1,634 1,205,140
4.75%, 09/01/29 ................. 2,792 2,327,188
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 900 888,130
4.60%, 05/23/29 ................. 1,725 1,678,022
2.30%, 11/15/30 ................. 780 633,908
2.75%, 05/24/31 ................. 915 755,609
Nokia OYJ, 6.63%, 05/15/39 .......... 630 628,822
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 3,774 3,577,978
5.63%, 04/15/27 ................. 2,719 2,553,141

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... USD 823 $ 703,802
21,938,282
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 1,181 1,147,784
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,378,149
Azzurra Aeroporti SpA
(c)
2.13%, 05/30/24 ................. EUR 1,799 1,896,047
2.63%, 05/30/27 ................. 387 369,972
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. 200 184,985
1.50%, 06/08/28 ................. 800 739,275
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(l)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 1,502 1,355,555
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 917 1,039,300
Heathrow Finance plc
(c)(d)
4.75%, 03/01/24 ................. 200 241,208
5.75%, 03/03/25 ................. 221 265,889
4.13%, 09/01/29 ................. 1,071 1,096,584
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 1,045 965,892
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
3,191 3,045,411
Promontoria Holding 264 BV, 6.38%, 03/01/27
(c)
EUR 1,152 1,198,641
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(c)
.................... USD 860 674,266
16,598,958
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a)(b)(k)
.............. 1,682 1,498,998
Consumer Finance — 0.6%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,569,295
6.50%, 07/15/25 ................. 885 891,398
2.45%, 10/29/26 ................. 200 179,543
Ally Financial, Inc., 5.75%, 11/20/25 ..... 2,010 1,889,975
American Express Co.
3.95%, 08/01/25 ................. 2,300 2,255,276
3.13%, 05/20/26 ................. 1,200 1,139,926
American Honda Finance Corp.
1.95%, 05/10/23 ................. 590 588,076
2.00%, 03/24/28 ................. 1,440 1,277,950
Capital One Financial Corp.
3.30%, 10/30/24 ................. 2,215 2,114,403
(1-Day SOFR + 1.29%), 2.64%, 03/03/26
(a)
1,475 1,366,503
Series M, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.16%),
3.95%
(a)(k)
.................... 16,300 12,204,625
(1-Day SOFR + 0.86%), 1.88%, 11/02/27
(a)
300 258,269
3.80%, 01/31/28 ................. 660 605,219
(1-Day SOFR + 1.27%), 2.62%, 11/02/32
(a)
420 320,070
(1-Day SOFR + 2.60%), 5.82%, 02/01/34
(a)
820 792,383
Discover Financial Services, 6.70%, 11/29/32 650 670,113
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 444 437,416
5.38%, 02/15/26 ................. GBP 300 329,834
4.25%, 06/01/28 ................. 897 860,334
Ford Motor Credit Co. LLC
2.75%, 06/14/24 ................. 436 510,957
4.54%, 03/06/25 ................. 1,539 1,819,669
4.69%, 06/09/25 ................. USD 200 192,218
5.13%, 06/16/25 ................. 2,956 2,893,466
4.13%, 08/04/25 ................. 3,078 2,927,998
3.38%, 11/13/25 ................. 724 678,598
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.86%, 06/05/26 ................. GBP 1,286 $ 1,579,826
4.95%, 05/28/27 ................. USD 1,606 1,531,827
4.87%, 08/03/27 ................. EUR 1,700 1,788,341
4.13%, 08/17/27 ................. USD 519 475,529
3.82%, 11/02/27 ................. 297 266,186
2.90%, 02/16/28 ................. 1,940 1,667,624
5.11%, 05/03/29 ................. 1,355 1,272,074
7.35%, 03/06/30 ................. 3,517 3,613,717
4.00%, 11/13/30 ................. 401 340,741
3.63%, 06/17/31 ................. 892 735,035
General Motors Financial Co., Inc.
6.00%, 01/09/28 ................. 460 470,817
2.40%, 04/10/28 ................. 255 222,642
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... 2,320 2,093,485
LeasePlan Corp. NV, (5-Year EURIBOR ICE
Swap Rate + 7.56%), 7.38%
(a)(c)(k)
...... EUR 1,400 1,458,600
Lincoln Financing SARL, 3.63%, 04/01/24
(c)
. 248 266,680
Muthoot Finance Ltd., 4.40%, 09/02/23
(c)
... USD 2,665 2,625,025
Navient Corp.
7.25%, 09/25/23 ................. 376 374,725
5.88%, 10/25/24 ................. 600 582,824
5.50%, 03/15/29 ................. 1,399 1,182,155
OneMain Finance Corp.
6.88%, 03/15/25 ................. 934 905,051
7.13%, 03/15/26 ................. 2,323 2,233,077
3.50%, 01/15/27 ................. 1,857 1,558,509
6.63%, 01/15/28 ................. 899 824,212
5.38%, 11/15/29 ................. 451 379,410
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,123,700
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 1,525 1,331,257
3.38%, 04/01/30 ................. 527 496,062
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
2,393 2,132,728
73,305,373
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 1,400 1,258,756
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,360 2,220,748
4.63%, 01/15/27 ................. 830 802,681
5.88%, 02/15/28 ................. 1,081 1,074,357
6.50%, 02/15/28 ................. 1,136 1,138,840
3.50%, 03/15/29 ................. 495 430,696
4.88%, 02/15/30 ................. 1,246 1,162,998
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 1,000 1,008,592
4.50%, 02/16/26 ................. 2,441 2,541,907
Casino Guichard Perrachon SA, (5-Year
EURIBOR ICE Swap Rate + 3.82%), 3.99%
(a)
(c)(k)
........................ EUR 1,100 77,160
Ocado Group plc, 3.88%, 10/08/26
(c)
..... GBP 835 764,347
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 1,224 1,099,118
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 504 485,945
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 630 585,528
US Foods, Inc.
(b)
4.75%, 02/15/29 ................. 2,292 2,117,235
4.63%, 06/01/30 ................. 1,174 1,059,009
Walmart, Inc.
1.50%, 09/22/28 ................. 100 87,546
2.65%, 09/22/51 ................. 630 456,599
18,372,062

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 4,580 $ 3,502,894
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 3,558 3,526,067
2.00%, 09/01/28
(c)
................ EUR 388 346,560
4.00%, 09/01/29
(b)
................ USD 9,521 7,450,183
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 400 394,000
2.13%, 08/15/26
(c)
................ EUR 1,343 1,272,734
4.13%, 08/15/26
(b)
................ USD 600 559,500
4.75%, 07/15/27
(c)
................ GBP 799 753,359
Ball Corp., 5.25%, 07/01/25 .......... USD 113 112,245
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,295 2,083,424
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 733,990
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 5,044 4,854,850
8.75%, 04/15/30 ................. 3,222 2,927,960
Crown Americas LLC
4.75%, 02/01/26 ................. 1,705 1,660,372
4.25%, 09/30/26 ................. 620 594,374
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 388,858
Fiber Bidco SpA, 11.00%, 10/25/27
(c)
..... EUR 640 744,401
Graphic Packaging International LLC
(b)
3.50%, 03/15/28 ................. USD 993 908,794
3.50%, 03/01/29 ................. 364 314,463
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,382,681
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 1,648 1,486,879
LABL, Inc.
(b)
5.88%, 11/01/28 ................. USD 1,862 1,654,509
9.50%, 11/01/28 ................. 1,402 1,414,267
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 18,813 18,813,000
9.25%, 04/15/27 ................. 240 221,757
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... 3,552 2,984,346
Sealed Air Corp., 6.13%, 02/01/28
(b)
..... 1,104 1,116,315
Trivium Packaging Finance BV
3.75%, 08/15/26
(c)(d)
............... EUR 500 499,434
5.50%, 08/15/26
(b)(d)
............... USD 3,334 3,193,972
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.40%, 08/15/26
(a)(c)
............. EUR 586 621,218
8.50%, 08/15/27
(b)(d)
............... USD 7,697 7,004,270
Verallia SA, 1.88%, 11/10/31
(c)
......... EUR 900 786,686
WestRock MWV LLC, 8.20%, 01/15/30 .... USD 200 233,337
WRKCo, Inc.
3.75%, 03/15/25 ................. 325 315,273
4.90%, 03/15/29 ................. 400 393,347
3.00%, 06/15/33 ................. 1,855 1,520,533
77,770,852
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29
(b)
............ 745 636,126
Azelis Finance NV, 5.75%, 03/15/28
(c)
.... EUR 327 358,710
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
USD 2,054 1,876,842
Resideo Funding, Inc., 4.00%, 09/01/29
(b)
.. 493 409,885
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
448 461,364
3,742,927
Diversified Consumer Services — 0.2%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... 1,950 1,982,530
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 969 807,080
Northwestern University, 4.64%, 12/01/44 .. 470 460,743
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 1,791 1,709,259
Service Corp. International
5.13%, 06/01/29 ................. USD 716 690,716
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
3.38%, 08/15/30 ................. USD 1,285 $ 1,095,463
4.00%, 05/15/31 ................. 2,612 2,293,858
Sotheby's
(b)
7.38%, 10/15/27 ................. 7,609 7,197,581
5.88%, 06/01/29 ................. 3,842 3,186,245
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... 320 274,240
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 375 331,799
20,029,514
Diversified REITs — 0.2%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 998 789,637
GLP Capital LP
4.00%, 01/15/30 ................. 495 438,931
3.25%, 01/15/32 ................. 1,621 1,315,215
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,129,485
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,202 1,032,195
Simon Property Group LP, 5.50%, 03/08/33 . 1,270 1,263,313
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,546 1,461,743
Unibail-Rodamco-Westfield SE, (5-Year EUR
Swap Annual + 1.68%), 2.13%
(a)(c)(k)
.... EUR 800 737,523
Uniti Group LP, 10.50%, 02/15/28
(b)
...... USD 3,588 3,480,360
VICI Properties LP
3.50%, 02/15/25
(b)
................ 2,324 2,202,486
4.63%, 06/15/25
(b)
................ 379 366,423
4.25%, 12/01/26
(b)
................ 147 137,153
4.50%, 01/15/28
(b)
................ 2,678 2,479,956
3.88%, 02/15/29
(b)
................ 397 352,981
4.63%, 12/01/29
(b)
................ 1,637 1,490,185
4.95%, 02/15/30 ................. 1,089 1,021,882
4.13%, 08/15/30
(b)
................ 2,184 1,929,097
5.13%, 05/15/32 ................. 2,240 2,110,394
5.63%, 05/15/52 ................. 1,796 1,617,244
25,356,203
Diversified Telecommunication Services — 1.2%
Altice France Holding SA, 10.50%, 05/15/27
(b)
3,752 2,870,280
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 817 824,014
2.13%, 02/15/25
(c)
................ 325 325,182
5.88%, 02/01/27
(c)
................ 1,400 1,338,958
8.13%, 02/01/27
(b)
................ USD 6,052 5,602,337
5.50%, 01/15/28
(b)
................ 3,359 2,759,586
5.13%, 01/15/29
(b)
................ 894 681,255
5.50%, 10/15/29
(b)
................ 2,000 1,529,312
AT&T, Inc.
4.35%, 03/01/29 ................. 25 24,476
4.50%, 05/15/35 ................. 2,685 2,515,202
5.35%, 09/01/40 ................. 1,500 1,487,636
4.65%, 06/01/44 ................. 200 178,832
3.65%, 06/01/51 ................. 710 537,778
3.55%, 09/15/55 ................. 926 664,691
3.65%, 09/15/59 ................. 406 290,126
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(e)(l)
1,000 1,438
British Telecommunications plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.49%), 4.88%, 11/23/81
(a)(b)
.. 700 551,393
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. 2,101 1,985,445
5.00%, 02/01/28 ................. 1,327 1,224,157
5.38%, 06/01/29 ................. 3,058 2,808,009
6.38%, 09/01/29 ................. 1,438 1,373,290
4.50%, 08/15/30 ................. 4,324 3,653,780
4.25%, 02/01/31 ................. 4,075 3,331,964

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
7.38%, 03/01/31 ................. USD 1,540 $ 1,515,938
4.75%, 02/01/32 ................. 3,193 2,681,649
4.50%, 06/01/33 ................. 2,030 1,634,252
4.25%, 01/15/34 ................. 5,050 3,949,706
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 200 189,847
1.75%, 10/23/30 ................. 900 778,449
0.75%, 11/20/31
(m)
................ 1,900 1,626,997
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
............... USD 12 14,666
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 1,705 1,550,016
5.00%, 05/01/28 ................. 4,291 3,723,558
8.75%, 05/15/30 ................. 7,139 7,110,515
Global Switch Holdings Ltd., 2.25%, 05/31/27
(c)
EUR 961 977,884
Iliad Holding SASU
6.50%, 10/15/26
(b)
................ USD 6,816 6,495,782
5.63%, 10/15/28
(c)
................ EUR 500 503,922
7.00%, 10/15/28
(b)
................ USD 4,212 3,996,303
iliad SA
(c)
5.38%, 06/14/27 ................. EUR 1,600 1,721,235
5.63%, 02/15/30 ................. 600 631,179
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(c)
.................... 862 829,679
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
116 110,016
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 2,990 2,364,919
4.63%, 09/15/27 ................. 1,045 628,306
4.25%, 07/01/28 ................. 1,115 629,083
3.63%, 01/15/29 ................. 1,272 703,314
3.75%, 07/15/29 ................. 1,156 616,333
3.88%, 11/15/29 ................. 2,801 2,027,168
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 2,468 2,452,921
Lumen Technologies, Inc.
(b)
4.00%, 02/15/27 ................. USD 6,230 4,111,800
4.50%, 01/15/29 ................. 2,194 981,815
5.38%, 06/15/29 ................. 817 396,245
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.27%), 5.65%
(a)(c)(k)
.............. 4,615 4,362,040
RCS & RDS SA, 2.50%, 02/05/25
(c)
...... EUR 900 916,450
Sprint Capital Corp.
6.88%, 11/15/28 ................. USD 5,000 5,372,650
8.75%, 03/15/32 ................. 9,774 11,899,845
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 1,633 1,478,551
6.00%, 09/30/34 ................. 3,290 2,821,175
7.20%, 07/18/36 ................. 142 128,472
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 410 475,770
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 200 214,785
5.30%, 05/30/24
(b)
................ USD 1,446 1,417,080
2.75%, 04/15/25
(c)
................ EUR 300 310,189
2.38%, 10/12/27
(c)
................ 600 561,136
6.88%, 02/15/28
(c)
................ 675 746,678
1.63%, 01/18/29
(c)
................ 3,585 3,042,152
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 580,504
4.90%, 03/06/48 ................. 670 557,549
Vantage Towers AG
(c)
0.00%, 03/31/25 ................. EUR 100 107,644
0.38%, 03/31/27 ................. 200 215,547
Verizon Communications, Inc.
3.88%, 02/08/29 ................. USD 3,275 3,164,235
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.02%, 12/03/29 ................. USD 24 $ 22,974
1.50%, 09/18/30 ................. 285 230,759
1.68%, 10/30/30 ................. 711 573,898
2.55%, 03/21/31 ................. 420 357,794
2.36%, 03/15/32 ................. 540 443,015
5.85%, 09/15/35 ................. 690 730,275
2.65%, 11/20/40 ................. 1,400 999,605
3.40%, 03/22/41 ................. 3,325 2,643,549
2.85%, 09/03/41 ................. 440 322,188
6.55%, 09/15/43 ................. 245 278,347
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
1,350 1,115,816
Virgin Media Secured Finance plc
5.00%, 04/15/27
(c)
................ GBP 833 960,795
5.25%, 05/15/29
(c)
................ 361 387,437
5.50%, 05/15/29
(b)
................ USD 400 372,497
4.25%, 01/15/30
(c)
................ GBP 108 107,915
4.50%, 08/15/30
(b)
................ USD 843 724,820
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 19,193 14,586,680
6.13%, 03/01/28 ................. 9,131 5,553,474
160,296,928
Electric Utilities — 1.0%
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 54,544
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 1,831 1,566,237
Alabama Power Co.
3.94%, 09/01/32 ................. 590 553,764
4.15%, 08/15/44 ................. 300 257,482
3.13%, 07/15/51 ................. 55 38,980
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 200 174,702
3.20%, 09/15/49 ................. 525 385,263
2.90%, 06/15/50 ................. 105 72,186
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 285 252,181
Series K2, 6.95%, 03/15/33 ......... 100 116,619
4.95%, 04/01/33 ................. 595 607,623
Commonwealth Edison Co., Series 133, 3.85%,
03/15/52 ..................... 500 407,596
DTE Electric Co., Series B, 3.65%, 03/01/52 100 79,504
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,205 1,047,220
6.05%, 04/15/38 ................. 100 109,199
3.70%, 12/01/47 ................. 600 479,537
3.20%, 08/15/49 ................. 1,202 879,505
3.55%, 03/15/52 ................. 200 155,591
Duke Energy Corp.
5.00%, 12/08/25 ................. 1,055 1,062,090
2.45%, 06/01/30 ................. 425 362,188
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25%,
01/15/82
(a)
................... 18,465 13,751,809
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,225 1,959,792
1.75%, 06/15/30 ................. 255 210,596
6.40%, 06/15/38 ................. 230 261,319
3.85%, 11/15/42 ................. 320 269,052
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,868 2,681,076
4.10%, 05/15/42 ................. 100 86,278
5.35%, 03/15/53 ................. 856 883,135
Edison International
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00%
(a)(k)
.................... 1,870 1,549,286

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.95%, 11/15/29 ................. USD 755 $ 816,767
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13%,
06/15/53
(a)
................... 3,200 3,240,000
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 1.84%),
1.70%, 07/20/80 ............... EUR 500 488,632
(5-Year EUR Swap Annual + 2.38%),
1.88%, 08/02/81 ............... 1,000 940,804
(5-Year EUR Swap Annual + 3.18%),
5.94%, 04/23/83 ............... 300 318,843
Emera US Finance LP, 0.83%, 06/15/24 ... USD 975 918,348
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 1,890 1,682,732
Enel SpA, (5-Year EUR Swap Annual + 3.49%),
6.38%
(a)(c)(k)
................... EUR 500 544,961
Eversource Energy
2.80%, 05/01/23 ................. USD 690 687,991
4.60%, 07/01/27 ................. 365 365,429
5.45%, 03/01/28 ................. 880 911,878
Exelon Corp.
3.95%, 06/15/25 ................. 595 581,292
4.05%, 04/15/30 ................. 300 286,210
4.70%, 04/15/50 ................. 250 226,588
FirstEnergy Corp.
(d)
Series B, 4.15%, 07/15/27 .......... 1,500 1,428,750
Series C, 5.10%, 07/15/47 .......... 149 132,152
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 1,235 1,217,989
5.45%, 07/15/44 ................. 2,743 2,627,944
4.55%, 04/01/49 ................. 872 733,867
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 529,354
3.70%, 12/01/47 ................. 365 302,297
3.15%, 10/01/49 ................. 465 349,361
2.88%, 12/04/51 ................. 218 152,979
Georgia Power Co., 4.70%, 05/15/32 ..... 1,640 1,624,336
Interstate Power and Light Co.
3.25%, 12/01/24 ................. 300 291,391
3.10%, 11/30/51 ................. 100 68,569
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 3,114 2,974,454
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 1,025 977,645
4.25%, 07/15/49 ................. 1,175 1,050,056
Minejesa Capital BV, 4.63%, 08/10/30
(c)
... 400 351,044
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
.................... 4,260 3,589,849
Naturgy Finance BV
(a)(c)(k)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 200 209,308
(5-Year EUR Swap Annual + 2.44%), 2.37% 900 846,880
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 ................. USD 370 376,402
3.55%, 05/01/27 ................. 215 205,512
1.90%, 06/15/28 ................. 700 614,672
2.25%, 06/01/30 ................. 400 338,112
2.44%, 01/15/32 ................. 184 152,593
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
................... 27,037 22,305,525
Northern States Power Co.
2.90%, 03/01/50 ................. 350 247,175
2.60%, 06/01/51 ................. 360 239,078
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 800 684,441
5.75%, 01/15/28 ................. 460 451,115
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.92%),
10.25%
(a)(b)(k)
.................. USD 2,634 $ 2,517,077
5.25%, 06/15/29
(b)
................ 211 195,885
7.00%, 03/15/33
(b)
................ 1,180 1,222,385
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,200 952,783
4.15%, 04/01/48 ................. 140 120,340
4.00%, 06/01/49 ................. 975 813,727
Series R, 2.90%, 10/01/51 .......... 55 37,559
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 ................. 530 443,475
3.80%, 09/30/47 ................. 345 285,992
4.60%, 06/01/52 ................. 600 554,048
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,391,473
3.30%, 12/01/27 ................. 1,065 959,046
4.45%, 04/15/42 ................. 475 372,411
4.00%, 12/01/46 ................. 258 182,106
4.95%, 07/01/50 ................. 1,540 1,268,749
3.50%, 08/01/50 ................. 338 223,013
5.25%, 03/01/52 ................. 470 399,935
6.75%, 01/15/53 ................. 840 868,021
6.70%, 04/01/53 ................. 560 575,825
PacifiCorp
2.90%, 06/15/52 ................. 620 425,175
5.35%, 12/01/53 ................. 1,010 1,033,576
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,562 2,343,830
PECO Energy Co.
2.85%, 09/15/51 ................. 130 88,799
4.60%, 05/15/52 ................. 200 186,531
4.38%, 08/15/52 ................. 228 206,317
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 21,371
Progress Energy, Inc.
7.00%, 10/30/31 ................. 100 110,696
6.00%, 12/01/39 ................. 350 360,309
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 600 443,852
Series 36, 2.70%, 01/15/51 ......... 100 66,474
Series 39, 4.50%, 06/01/52 ......... 100 91,859
Public Service Electric & Gas Co.
4.90%, 12/15/32 ................. 1,545 1,580,570
4.65%, 03/15/33 ................. 1,315 1,320,658
5.80%, 05/01/37 ................. 100 107,704
2.05%, 08/01/50 ................. 80 47,428
3.00%, 03/01/51 ................. 657 473,297
Southern California Edison Co.
1.10%, 04/01/24 ................. 600 576,735
Series D, 4.70%, 06/01/27 .......... 465 465,846
5.95%, 11/01/32 ................. 700 758,273
4.00%, 04/01/47 ................. 725 595,358
Series B, 4.88%, 03/01/49 .......... 70 64,772
3.65%, 02/01/50 ................. 700 538,863
Series 20A, 2.95%, 02/01/51 ........ 240 161,587
Series H, 3.65%, 06/01/51 .......... 435 331,793
3.45%, 02/01/52 ................. 200 146,376
Series E, 5.45%, 06/01/52 .......... 490 489,806
5.70%, 03/01/53 ................. 435 452,639
Southern Co. (The), 4.48%, 08/01/24
(d)
.... 1,325 1,308,809
Tampa Electric Co.
4.35%, 05/15/44 ................. 100 86,641
4.45%, 06/15/49 ................. 475 414,046
3.45%, 03/15/51 ................. 135 99,642

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... USD 250 $ 269,729
6.35%, 11/30/37 ................. 300 333,764
4.45%, 02/15/44 ................. 300 265,611
4.60%, 12/01/48 ................. 595 539,246
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 2,250 2,192,682
5.50%, 09/01/26 ................. 302 293,186
5.63%, 02/15/27 ................. 1,344 1,304,171
5.00%, 07/31/27 ................. 140 132,370
4.38%, 05/01/29 ................. 1,734 1,535,310
Wisconsin Electric Power Co., 2.05%, 12/15/24 400 381,283
123,428,513
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(c)
.................... EUR 588 510,149
Nexans SA, 5.50%, 04/05/28
(c)
......... 500 552,596
Regal Rexnord Corp.
(b)
6.05%, 02/15/26 ................. USD 725 728,178
6.05%, 04/15/28 ................. 3,077 3,078,369
6.30%, 02/15/30 ................. 1,670 1,681,531
6.40%, 04/15/33 ................. 1,149 1,149,710
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. 2,963 2,941,296
4.00%, 04/15/29 ................. 2,040 1,843,089
5.88%, 09/01/30 ................. 1,335 1,323,319
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 4,614 4,071,186
17,879,423
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 3.88%, 03/15/28
(c)
........ EUR 500 500,182
CDW LLC
3.28%, 12/01/28 ................. USD 90 79,281
3.25%, 02/15/29 ................. 2,110 1,855,724
Coherent Corp., 5.00%, 12/15/29
(b)
...... 3,010 2,732,177
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 529 482,003
3.75%, 02/15/31 ................. 750 656,250
6,305,617
Energy Equipment & Services — 0.4%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 2,927 2,872,119
6.25%, 04/01/28 ................. 4,004 3,843,840
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 1,969 1,914,853
Halliburton Co.
3.80%, 11/15/25 ................. 187 183,141
2.92%, 03/01/30 ................. 650 578,954
5.00%, 11/15/45 ................. 275 250,334
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 1,570 1,497,387
7.50%, 01/15/28 ................. 2,635 2,431,847
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 5,619 5,443,406
7.38%, 05/15/27
(b)
................ 3,689 3,612,933
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 461 418,357
Tervita Corp., 11.00%, 12/01/25
(b)
....... 993 1,064,993
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 1,298 1,335,733
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 1,619 1,469,987
11.50%, 01/30/27 ................ 1,164 1,202,179
8.75%, 02/15/30 ................. 6,238 6,362,760
USA Compression Partners LP
6.88%, 04/01/26 ................. 3,952 3,841,134
6.88%, 09/01/27 ................. 2,454 2,344,993
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Vallourec SA, 8.50%, 06/30/26
(c)
........ EUR 717 $ 773,699
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ USD 54 55,408
6.50%, 09/15/28 ................. 1,749 1,751,991
8.63%, 04/30/30 ................. 2,689 2,751,008
46,001,056
Entertainment — 0.2%
Banijay Entertainment SASU, 3.50%,
03/01/25
(c)
.................... EUR 150 158,179
Banijay Group SAS, 6.50%, 03/01/26
(c)
.... 900 953,595
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 1,681 1,105,257
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 645,820
5.63%, 03/15/26 ................. 100 96,750
6.50%, 05/15/27 ................. 8,735 8,828,849
4.75%, 10/15/27 ................. 2,302 2,129,350
Netflix, Inc.
4.88%, 04/15/28 ................. 2,045 2,034,775
4.63%, 05/15/29 ................. EUR 1,190 1,314,575
3.63%, 06/15/30
(c)
................ 980 1,018,865
Odeon Finco plc, 12.75%, 11/01/27
(b)
..... USD 488 448,754
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 626,305
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 USD 85 76,656
Walt Disney Co. (The)
6.40%, 12/15/35 ................. 375 431,245
3.50%, 05/13/40 ................. 753 640,092
Warnermedia Holdings, Inc.
6.41%, 03/15/26 ................. 530 532,676
4.28%, 03/15/32
(b)
................ 125 111,599
5.14%, 03/15/52
(b)
................ 5,397 4,372,830
5.39%, 03/15/62
(b)
................ 2,705 2,186,498
27,712,670
Financial Services — 0.5%
Agps Bondco plc
(c)
3.25%, 08/05/25
(e)(l)
............... EUR 600 258,003
2.75%, 11/13/26
(e)(l)
............... 1,000 419,268
2.25%, 01/14/29 ................. 400 155,083
Block, Inc.
2.75%, 06/01/26 ................. USD 2,348 2,140,824
3.50%, 06/01/31 ................. 7,458 6,124,883
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 1,565 1,525,875
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................ 195 136,289
Fiserv, Inc.
3.50%, 07/01/29 ................. 10 9,282
2.65%, 06/01/30 ................. 755 651,770
4.40%, 07/01/49 ................. 225 192,235
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. EUR 1,274 1,052,820
7.75%, 11/01/25 ................. GBP 381 353,676
Global Payments, Inc.
1.20%, 03/01/26 ................. USD 955 849,400
2.15%, 01/15/27 ................. 800 708,485
3.20%, 08/15/29 ................. 2,986 2,626,551
2.90%, 05/15/30 ................. 590 499,599
5.40%, 08/15/32 ................. 2,949 2,891,425
4.15%, 08/15/49 ................. 305 227,757
5.95%, 08/15/52 ................. 1,478 1,405,990
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 1,307 980,649
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 2,783 2,356,060
Jerrold Finco plc, 5.25%, 01/15/27
(c)
..... GBP 400 411,953
Mastercard, Inc.
3.35%, 03/26/30 ................. USD 345 328,150

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Financial Services (continued)
3.85%, 03/26/50 ................. USD 160 $ 141,846
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,123,491
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 1,020 925,650
5.13%, 12/15/30 ................. 670 514,845
5.75%, 11/15/31 ................. 1,240 961,822
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 3,901,930
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ... 2,650 2,620,809
Nexi SpA, 0.00%, 02/24/28
(c)(m)(n)
........ EUR 1,800 1,442,211
NTT Finance Corp.
(b)
4.14%, 07/26/24 ................. USD 355 351,747
1.16%, 04/03/26 ................. 2,245 2,028,227
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a)(c)(k)
........ EUR 600 572,095
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ USD 258 123,888
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 955 896,505
4.40%, 06/01/32 ................. 380 371,786
3.25%, 06/01/50 ................. 155 113,198
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 6,614 5,919,530
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 1,924 1,812,408
7.38%, 09/01/25 ................. 954 852,394
11.25%, 12/15/27 ................ 1,988 1,852,498
Shell International Finance BV
2.38%, 11/07/29 ................. 20 17,735
4.38%, 05/11/45 ................. 10 9,225
3.00%, 11/26/51 ................. 130 93,653
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 2,914 2,739,160
Siemens Financieringsmaatschappij NV,
2.88%, 03/11/41
(b)
............... 1,325 1,026,892
Stena International SA, 7.25%, 02/15/28
(c)
.. EUR 375 407,867
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. USD 12,882 12,882,000
70,009,439
Food Products — 0.2%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 6,766 6,596,996
4.63%, 11/15/28 ................. 6,645 6,055,256
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 2,983 2,972,858
General Mills, Inc.
4.95%, 03/29/33 ................. 880 893,674
3.00%, 02/01/51 ................. 46 33,543
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 939 775,438
Knight Castle Investments Ltd., 7.99%,
01/23/23
(c)(e)(l)
.................. 231 161,700
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................. 400 390,539
4.38%, 06/01/46 ................. 1,254 1,092,481
4.88%, 10/01/49 ................. 1,716 1,594,431
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,376 1,334,650
4.13%, 01/31/30 ................. 2,679 2,451,285
Pilgrim's Pride Corp., 3.50%, 03/01/32 .... 273 222,167
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 513,273
5.63%, 01/15/28 ................. 413 404,740
5.50%, 12/15/29 ................. 124 116,849
4.63%, 04/15/30 ................. 129 115,616
4.50%, 09/15/31 ................. 186 163,699
Premier Foods Finance plc, 3.50%, 10/15/26
(c)
GBP 569 636,932
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 1,634 1,327,837
Security
Par (000)
Par (000) Value
Food Products (continued)
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 850 $ 904,462
28,758,426
Gas Utilities — 0.0%
Atmos Energy Corp.
2.63%, 09/15/29 ................. USD 100 89,500
4.13%, 10/15/44 ................. 100 86,792
2.85%, 02/15/52 ................. 305 207,089
Piedmont Natural Gas Co., Inc., 5.05%,
05/15/52 ..................... 100 92,826
Promigas SA ESP
3.75%, 10/16/29
(b)
................ 2,312 1,825,468
3.75%, 10/16/29
(c)
................ 1,344 1,061,172
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 540,851
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 1,199 1,013,674
4,917,372
Ground Transportation — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
USD 1,639 1,458,778
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................. EUR 1,300 1,197,129
6.13%, 11/30/28 ................. GBP 800 838,848
Burlington Northern Santa Fe LLC
6.15%, 05/01/37 ................. USD 185 209,369
5.75%, 05/01/40 ................. 300 322,397
5.15%, 09/01/43 ................. 100 101,682
4.90%, 04/01/44 ................. 995 975,836
4.15%, 04/01/45 ................. 100 89,170
4.70%, 09/01/45 ................. 200 190,285
4.05%, 06/15/48 ................. 100 87,531
3.55%, 02/15/50 ................. 105 84,165
2.88%, 06/15/52 ................. 305 213,288
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 740 703,438
Canadian Pacific Railway Co.
3.00%, 12/02/41 ................. 570 455,297
4.80%, 08/01/45 ................. 200 193,635
3.10%, 12/02/51 ................. 515 368,272
CSX Corp.
3.25%, 06/01/27 ................. 600 572,739
4.25%, 03/15/29 ................. 200 197,515
4.10%, 11/15/32 ................. 90 86,668
4.30%, 03/01/48 ................. 430 380,731
4.75%, 11/15/48 ................. 165 154,305
DAE Funding LLC, 1.55%, 08/01/24
(c)
.... 1,648 1,547,060
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 925 921,656
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 958 867,469
5.00%, 12/01/29 ................. 839 694,877
Loxam SAS
(c)
3.75%, 07/15/26 ................. EUR 673 676,084
4.50%, 02/15/27 ................. 703 714,552
5.75%, 07/15/27 ................. 200 185,992
National Express Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
4.14%), 4.25%
(a)(c)(k)
.............. GBP 600 649,786
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,285,550
Norfolk Southern Corp.
3.80%, 08/01/28 ................. 200 192,440
4.45%, 03/01/33 ................. 870 846,015
3.94%, 11/01/47 ................. 100 81,915
4.15%, 02/28/48 ................. 750 635,498
3.05%, 05/15/50 ................. 610 422,189
4.05%, 08/15/52 ................. 100 82,427
3.70%, 03/15/53 ................. 545 418,987

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
3.16%, 05/15/55 ................. USD 150 $ 102,476
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 3,115 3,017,129
4.20%, 04/01/27 ................. 340 325,303
5.88%, 11/15/27 ................. 1,205 1,230,504
Ryder System, Inc.
2.50%, 09/01/24 ................. 550 529,325
2.85%, 03/01/27 ................. 700 643,595
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 2,496 2,528,006
8.00%, 11/01/26 ................. 3,554 3,643,668
7.50%, 09/15/27 ................. 4,087 4,214,146
6.25%, 01/15/28 ................. 782 780,045
4.50%, 08/15/29 ................. 6,916 6,302,205
Union Pacific Corp.
2.89%, 04/06/36 ................. 200 165,085
3.55%, 08/15/39 ................. 3 2,545
4.05%, 03/01/46 ................. 25 21,521
3.25%, 02/05/50 ................. 300 228,001
3.50%, 02/14/53 ................. 515 407,317
3.95%, 08/15/59 ................. 1,005 820,819
3.84%, 03/20/60 ................. 411 332,742
3.80%, 04/06/71 ................. 100 77,406
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 1,546 1,536,298
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 647 672,880
46,684,591
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. 500 496,397
4.75%, 11/30/36 ................. 845 877,757
6.15%, 11/30/37 ................. 240 277,544
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 2,133 2,021,018
3.88%, 11/01/29 ................. 1,465 1,311,175
Baxter International, Inc., 2.54%, 02/01/32 . 1,300 1,058,393
Becton Dickinson & Co.
3.73%, 12/15/24 ................. 158 154,473
3.70%, 06/06/27 ................. 1,575 1,521,696
Embecta Corp., 6.75%, 02/15/30
(b)
...... 617 561,470
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,856,924
GE HealthCare Technologies, Inc.
(b)
5.55%, 11/15/24 ................. 1,375 1,383,145
5.86%, 03/15/30 ................. 530 554,483
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 2,519 2,185,233
5.25%, 10/01/29 ................. 7,716 6,694,498
Medtronic Global Holdings SCA
4.25%, 03/30/28 ................. 830 828,677
4.50%, 03/30/33 ................. 955 955,868
Teleflex, Inc., 4.63%, 11/15/27 ......... 172 168,005
22,906,756
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
705 682,969
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 412,250
5.13%, 03/01/30 ................. 204 173,058
Aetna, Inc.
4.75%, 03/15/44 ................. 550 500,906
3.88%, 08/15/47 ................. 326 258,572
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,247,840
Banner Health
2.91%, 01/01/42 ................. 100 74,504
2.91%, 01/01/51 ................. 100 67,668
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Cano Health LLC, 6.25%, 10/01/28
(b)
..... USD 571 $ 312,622
Centene Corp.
2.45%, 07/15/28 ................. 1,190 1,035,300
3.00%, 10/15/30 ................. 3,581 3,015,492
2.50%, 03/01/31 ................. 3,360 2,720,928
2.63%, 08/01/31 ................. 738 598,009
Cigna Group (The), 4.13%, 11/15/25 ..... 400 393,491
CommonSpirit Health
3.35%, 10/01/29 ................. 500 449,629
2.78%, 10/01/30 ................. 225 191,143
3.82%, 10/01/49 ................. 300 234,185
3.91%, 10/01/50 ................. 440 340,836
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 1,857 1,630,223
6.00%, 01/15/29 ................. 4,642 3,926,575
5.25%, 05/15/30 ................. 3,244 2,544,756
4.75%, 02/15/31 ................. 1,887 1,393,115
CVS Health Corp.
5.00%, 02/20/26 ................. 1,545 1,562,350
1.30%, 08/21/27 ................. 160 139,338
1.88%, 02/28/31 ................. 335 271,325
5.13%, 07/20/45 ................. 1,450 1,375,557
5.05%, 03/25/48 ................. 160 149,681
Elevance Health, Inc.
2.38%, 01/15/25 ................. 105 100,513
5.50%, 10/15/32 ................. 910 957,114
6.38%, 06/15/37 ................. 500 556,751
4.65%, 01/15/43 ................. 250 233,687
3.70%, 09/15/49 ................. 625 493,611
4.55%, 05/15/52 ................. 400 361,223
6.10%, 10/15/52 ................. 70 78,098
Encompass Health Corp.
4.50%, 02/01/28 ................. 116 108,122
4.75%, 02/01/30 ................. 3,470 3,154,907
4.63%, 04/01/31 ................. 1,444 1,261,399
HCA, Inc.
5.38%, 09/01/26 ................. 1,170 1,174,167
3.50%, 09/01/30 ................. 210 187,045
5.50%, 06/15/47 ................. 191 179,290
5.25%, 06/15/49 ................. 30 27,052
3.50%, 07/15/51 ................. 960 662,813
4.63%, 03/15/52
(b)
................ 728 604,453
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 3,826 3,399,281
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... 500 413,485
Humana, Inc., 2.15%, 02/03/32 ........ 255 206,718
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 218,810
Korian SA
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(k)
GBP 1,100 1,058,429
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 1,907 1,809,667
4.38%, 02/15/27 ................. 1,965 1,607,103
Memorial Health Services, 3.45%, 11/01/49 . 495 379,748
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 830 795,763
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 1,953 1,816,856
3.88%, 11/15/30 ................. 829 723,317
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 265 207,241
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... 195 184,589
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 1,735 1,532,161
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 580 455,763

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. USD 1,950 $ 1,929,088
10.00%, 04/15/27 ................ 2,252 2,296,151
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 729,565
Series 20A, 3.36%, 08/15/50 ........ 244 178,217
Tenet Healthcare Corp.
4.63%, 09/01/24 ................. 460 451,887
4.88%, 01/01/26 ................. 4,787 4,692,984
6.25%, 02/01/27 ................. 2,322 2,283,432
5.13%, 11/01/27 ................. 1,149 1,103,098
4.63%, 06/15/28 ................. 234 215,832
6.13%, 10/01/28 ................. 986 945,002
4.38%, 01/15/30 ................. 756 678,510
6.13%, 06/15/30
(b)
................ 2,586 2,551,089
UnitedHealth Group, Inc.
4.50%, 04/15/33 ................. 1,175 1,168,239
6.88%, 02/15/38 ................. 1,000 1,206,546
3.50%, 08/15/39 ................. 775 659,558
2.75%, 05/15/40 ................. 345 260,920
4.63%, 11/15/41 ................. 115 110,582
4.75%, 07/15/45 ................. 440 431,227
4.25%, 06/15/48 ................. 510 459,221
3.70%, 08/15/49 ................. 400 326,148
2.90%, 05/15/50 ................. 185 131,040
3.25%, 05/15/51 ................. 180 135,236
5.88%, 02/15/53 ................. 650 730,596
6.05%, 02/15/63 ................. 415 472,495
75,798,161
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00%, 01/15/30 ................. 458 401,593
2.88%, 01/15/31 ................. 75 64,350
5.25%, 12/15/32 ................. 545 546,589
MPT Operating Partnership LP
3.33%, 03/24/25 ................. EUR 383 344,486
5.25%, 08/01/26 ................. USD 1,055 948,271
0.99%, 10/15/26 ................. EUR 263 191,735
4.63%, 08/01/29 ................. USD 2,981 2,202,214
3.50%, 03/15/31 ................. 6,013 4,047,952
Ventas Realty LP, 3.00%, 01/15/30 ...... 680 587,370
9,334,560
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 10/15/26
(b)
......... 1,065 1,041,038
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 3,052 2,860,327
4.50%, 02/15/29
(b)
................ 1,283 1,158,908
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 847 775,346
4,794,581
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 957 960,489
3.88%, 01/15/28 ................. 315 292,950
4.38%, 01/15/28 ................. 1,015 936,997
4.00%, 10/15/30 ................. 676 579,670
Accor SA
(c)
(5-Year EUR Swap Annual + 4.56%),
4.38%
(a)(k)
.................... EUR 600 630,540
0.70%, 12/07/27
(m)
............... 892 435,541
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 774 742,343
4.75%, 06/15/31
(b)
................ 719 652,996
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... USD 2,962 $ 2,644,398
Burger King France SAS, (3-mo. EURIBOR at
4.75% Floor + 4.75%), 7.23%, 11/01/26
(a)(c)
EUR 225 241,365
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 6,486 6,486,303
8.13%, 07/01/27 ................. 6,543 6,673,860
4.63%, 10/15/29 ................. 5,396 4,718,802
7.00%, 02/15/30 ................. 8,451 8,598,893
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 2,453 2,453,524
Carnival Corp.
10.13%, 02/01/26
(c)
............... EUR 1,888 2,149,913
10.50%, 02/01/26
(b)
............... USD 2,078 2,165,110
7.63%, 03/01/26
(c)
................ EUR 636 613,871
5.75%, 03/01/27
(b)
................ USD 4,989 4,092,626
9.88%, 08/01/27
(b)
................ 3,224 3,321,026
4.00%, 08/01/28
(b)
................ 3,571 3,074,024
6.00%, 05/01/29
(b)
................ 3,798 3,019,410
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 11,794 12,687,513
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 1,275 1,244,859
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 3,899 3,765,810
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 3,134 3,132,025
6.50%, 10/01/28 ................. 435 422,046
Champion Path Holdings Ltd., 4.85%,
01/27/28
(c)
.................... 4,311 3,599,146
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 2,577 2,523,102
4.75%, 01/15/28 ................. 1,121 1,049,732
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 933 976,424
4.50%, 03/15/27 ................. 274 257,477
Codere Finance 2 Luxembourg SA
(j)
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(c)(d)
.................. 1,144 1,069,425
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(b)
.................. USD 135 56,369
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(c)
.................. EUR 282 122,696
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 722,555
4.50%, 08/28/27 ................. 200 207,635
Elior Group SA, 3.75%, 07/15/26
(c)
...... EUR 405 383,013
Expedia Group, Inc., 6.25%, 05/01/25
(b)
... USD 308 311,738
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 1,458 1,279,687
6.75%, 01/15/30 ................. 525 431,933
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 816 803,581
Fortune Star BVI Ltd., 6.75%, 07/02/23
(c)
... USD 4,703 4,573,668
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. 474 473,111
5.75%, 05/01/28 ................. 2,323 2,323,000
3.75%, 05/01/29 ................. 172 153,940
4.00%, 05/01/31 ................. 1,134 993,044
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,159,043
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 1,014 1,026,004
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. USD 2,524 2,451,877
8.00%, 04/15/26 ................. 1,866 1,779,996
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,752 2,664,197
Lottomatica SpA
(c)
5.13%, 07/15/25 ................. EUR 380 405,928

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.25%, 07/15/25 ................. EUR 1,139 $ 1,230,613
9.75%, 09/30/27 ................. 669 768,115
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 1,336 989,214
Melco Resorts Finance Ltd.
4.88%, 06/06/25
(b)
................ 200 186,875
4.88%, 06/06/25
(c)
................ 1,000 934,375
5.25%, 04/26/26
(c)
................ 500 450,000
5.63%, 07/17/27
(c)
................ 630 547,312
5.75%, 07/21/28
(b)
................ 200 169,200
5.75%, 07/21/28
(c)
................ 1,000 846,000
5.38%, 12/04/29
(c)
................ 431 352,343
5.38%, 12/04/29
(b)
................ 1,400 1,144,500
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,959 1,858,063
MGM China Holdings Ltd., 5.25%, 06/18/25
(c)
4,116 3,894,250
MGM Resorts International, 5.75%, 06/15/25 261 260,372
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c)(j)
........... EUR 150 145,757
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,935 1,682,161
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... 784 723,414
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,131 1,813,651
8.38%, 02/01/28 ................. 987 990,383
7.75%, 02/15/29 ................. 342 293,243
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 879,921
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 516,677
5.88%, 09/01/31 ................. 888 638,339
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,395,930
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 1,697 1,809,469
4.25%, 07/01/26 ................. 700 628,250
5.50%, 08/31/26 ................. 1,057 988,876
5.38%, 07/15/27 ................. 1,316 1,172,161
11.63%, 08/15/27 ................ 871 935,493
5.50%, 04/01/28 ................. 1,408 1,243,102
8.25%, 01/15/29 ................. 1,461 1,528,389
9.25%, 01/15/29 ................. 3,598 3,822,875
7.25%, 01/15/30 ................. 1,195 1,202,469
Sands China Ltd.
(d)
4.30%, 01/08/26 ................. 2,000 1,872,500
2.80%, 03/08/27 ................. 2,000 1,720,000
4.88%, 06/18/30 ................. 1,500 1,329,375
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 1,982 2,029,072
7.25%, 11/15/29 ................. 475 475,917
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 842,032
4.63%, 12/01/31 ................. 1,835 1,549,658
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 1,111 1,257,423
8.25%, 07/31/25 ................. 1,102 1,265,110
Studio City Finance Ltd.
6.00%, 07/15/25
(c)
................ USD 800 735,650
5.00%, 01/15/29
(b)
................ 3,070 2,333,200
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 954 956,232
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 963 826,567
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,698,753
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 2,119,635
Wynn Macau Ltd., 5.50%, 01/15/26
(c)
..... 4,974 4,576,080
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 3,972 3,608,006
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
7.13%, 02/15/31 ................. USD 1,783 $ 1,808,622
175,580,849
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 618,840
4.63%, 04/01/30 ................. 1,114 917,234
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,214,820
4.88%, 02/15/30 ................. 3,081 2,323,536
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,405,287
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 1,758 1,722,840
KB Home, 7.25%, 07/15/30 ........... 516 523,346
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,133,325
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 578,638
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
2,493 1,533,195
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 58 56,899
5.13%, 08/01/30 ................. 61 56,308
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,824 1,604,719
3.88%, 10/15/31 ................. 567 473,445
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,805,000
5.70%, 06/15/28 ................. 343 330,035
17,297,467
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 1,436 1,382,150
4.13%, 10/15/30 ................. 1,410 1,245,876
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,630 1,361,050
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 137,992
5.50%, 07/15/30 ................. 446 392,437
4,519,505
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,645 1,480,162
2.45%, 01/15/31 ................. 960 781,568
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 2,016 1,845,790
4.63%, 02/01/29 ................. 200 172,664
5.00%, 02/01/31 ................. 128 108,354
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 2,183 2,084,765
Colbun SA, 3.15%, 01/19/32
(b)
......... 3,740 3,104,901
TransAlta Corp., 7.75%, 11/15/29 ....... 824 865,929
10,444,133
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 753 732,292
General Electric Co., Series D, (3-mo. LIBOR
USD + 3.33%), 8.20%
(a)(e)(k)
......... 229 228,771
961,063
Industrial REITs — 0.0%
Prologis LP
2.13%, 04/15/27 ................. 100 91,194
2.88%, 11/15/29 ................. 100 89,168
2.25%, 04/15/30 ................. 600 509,003
3.05%, 03/01/50 ................. 120 83,318
772,683

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Insurance — 1.0%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ USD 1,576 $ 1,302,283
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 7,056 6,319,989
6.75%, 10/15/27 ................. 14,828 13,752,970
6.75%, 04/15/28 ................. 3,875 3,831,406
5.88%, 11/01/29 ................. 8,603 7,254,848
Allianz SE
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% 26,200 20,996,907
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 10,600 7,435,765
Allstate Corp. (The), Series B, (3-mo. LIBOR
USD + 2.94%), 5.75%, 08/15/53
(a)
..... 2,800 2,726,579
American International Group, Inc.
4.80%, 07/10/45 ................. 455 413,303
4.38%, 06/30/50 ................. 200 170,798
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 2,933 2,595,705
Aon Corp.
3.75%, 05/02/29 ................. 550 525,597
2.80%, 05/15/30 ................. 100 88,369
2.05%, 08/23/31 ................. 300 242,236
2.60%, 12/02/31 ................. 1,365 1,145,285
5.35%, 02/28/33 ................. 515 533,440
Aon Global Ltd., 4.60%, 06/14/44 ....... 365 324,737
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(j)
......... 640 582,791
Asahi Mutual Life Insurance Co., (5-Year USD
Swap Semi + 4.59%), 6.50%
(a)(c)(k)
..... 2,700 2,648,160
Aviva plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(k)
GBP 3,375 3,580,524
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... USD 10 8,362
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(k)
................... GBP 1,500 1,184,349
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,336 1,475,040
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 2,161 2,062,229
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 75 50,425
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 6,302 6,193,654
5.63%, 12/01/29 ................. 605 527,122
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 1,602 1,660,425
10.50%, 12/15/30 ................ 2,044 2,058,732
Just Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(k)
................... GBP 550 440,985
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(k)
.............. 2,175 2,099,510
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13%,
12/15/51
(b)
................... USD 11,150 8,941,408
(5-Year EUR Swap Annual + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 3,928 3,897,823
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 ................. USD 665 650,475
4.38%, 03/15/29 ................. 1,175 1,164,420
2.38%, 12/15/31 ................. 160 132,395
MetLife, Inc., 5.00%, 07/15/52 ......... 230 215,175
NFP Corp.
(b)
4.88%, 08/15/28 ................. 6,507 5,869,314
6.88%, 08/15/28 ................. 13,059 11,206,450
Security
Par (000)
Par (000) Value
Insurance (continued)
7.50%, 10/01/30 ................. USD 871 $ 841,587
Progressive Corp. (The)
3.00%, 03/15/32 ................. 290 259,106
6.25%, 12/01/32 ................. 200 224,061
Prudential Financial, Inc.
3.91%, 12/07/47 ................. 110 87,037
3.94%, 12/07/49 ................. 105 83,052
3.70%, 03/13/51 ................. 100 75,656
QBE Insurance Group Ltd., (10-Year USD
Swap Rate + 4.40%), 5.88%, 06/17/46
(a)(c)
677 637,395
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
1,261 1,102,590
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
......... 442 372,663
Travelers Cos., Inc. (The)
4.00%, 05/30/47 ................. 240 205,765
2.55%, 04/27/50 ................. 25 16,354
130,215,251
Interactive Media & Services — 0.0%
Alphabet, Inc.
1.90%, 08/15/40 ................. 1,030 721,958
2.05%, 08/15/50 ................. 335 212,931
Meta Platforms, Inc., 3.85%, 08/15/32 .... 1,275 1,192,939
2,127,828
IT Services — 0.3%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 4,676 3,670,660
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 823,173
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,091,489
Atos SE
(c)
0.00%, 11/06/24
(m)(n)
.............. EUR 700 642,729
1.75%, 05/07/25 ................. 1,000 963,639
2.50%, 11/07/28 ................. 700 573,272
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. USD 1,003 915,278
4.00%, 07/01/29 ................. 1,892 1,707,366
CA Magnum Holdings
5.38%, 10/31/26
(b)
................ 4,407 3,889,178
5.38%, 10/31/26
(c)
................ 1,800 1,588,500
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 3,067 2,468,107
5.63%, 09/15/28 ................. 1,358 937,088
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 799 758,411
3.63%, 06/15/29 ................. 645 575,537
International Business Machines Corp.
4.15%, 05/15/39 ................. 300 265,815
4.25%, 05/15/49 ................. 100 86,002
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,471,150
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. 3,426 2,926,921
6.00%, 02/15/28 ................. 227 167,955
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 281 268,535
Twilio, Inc.
3.63%, 03/15/29 ................. 2,491 2,148,487
3.88%, 03/15/31 ................. 3,553 3,014,792
United Group BV
(c)
4.88%, 07/01/24 ................. EUR 480 505,075
4.63%, 08/15/28 ................. 142 113,425
31,572,584
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ USD 1,117 1,003,597
6.20%, 10/01/40 ................. 875 788,051

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Leisure Products (continued)
5.45%, 11/01/41 ................. USD 1,769 $ 1,489,507
3,281,155
Life Sciences Tools & Services — 0.0%
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27 100 94,314
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
............... 521 455,872
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
2,590 2,389,042
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 1,700 1,416,969
4.95%, 11/21/32 ................. 595 617,428
4,973,625
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 350,100
ATS Corp., 4.13%, 12/15/28
(b)
......... 814 721,945
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 4,056 4,190,740
9.50%, 01/01/31 ................. 703 741,665
Daimler Truck Finance North America LLC,
2.00%, 12/14/26
(b)
............... 820 738,415
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 543,627
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 1,802 1,502,616
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 2,542 2,147,990
IMA Industria Macchine Automatiche SpA,
3.75%, 01/15/28
(c)
............... EUR 790 750,684
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 533 476,114
Novafives SAS, 5.00%, 06/15/25
(c)
...... EUR 787 746,899
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 877 517,459
Otis Worldwide Corp.
3.11%, 02/15/40 ................. 108 83,764
3.36%, 02/15/50 ................. 10 7,421
Parker-Hannifin Corp., 4.50%, 09/15/29 ... 845 836,718
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 709 751,538
Terex Corp., 5.00%, 05/15/29
(b)
........ USD 2,775 2,582,165
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 6,165 5,163,187
Titan International, Inc., 7.00%, 04/30/28 .. 371 334,282
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 630 577,164
7.63%, 07/15/28
(b)
................ USD 3,556 3,073,234
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
EUR 1,148 1,123,618
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 10,054 9,491,981
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 1,978,421
39,431,747
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
....... 1,212 1,177,113
Media — 1.0%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 1,303 1,328,309
3.00%, 01/15/28
(c)
................ 376 324,649
5.00%, 01/15/28
(b)
................ USD 3,203 2,604,680
4.25%, 08/15/29
(c)
................ EUR 471 409,859
5.75%, 08/15/29
(b)
................ USD 5,216 4,146,720
AMC Networks, Inc.
4.75%, 08/01/25 ................. 1,332 1,181,271
4.25%, 02/15/29 ................. 940 577,921
Block Communications, Inc., 4.88%, 03/01/28
(b)
670 578,936
Cable One, Inc.
0.00%, 03/15/26
(m)(n)
.............. 665 524,685
4.00%, 11/15/30
(b)
................ 4,748 3,864,733
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 655 648,440
2.80%, 04/01/31 ................. 355 285,762
4.40%, 04/01/33 ................. 521 462,341
Security
Par (000)
Par (000) Value
Media (continued)
6.38%, 10/23/35 ................. USD 905 $ 901,576
6.48%, 10/23/45 ................. 830 786,338
5.75%, 04/01/48 ................. 100 86,299
5.13%, 07/01/49 ................. 1,530 1,211,092
4.80%, 03/01/50 ................. 690 525,913
3.90%, 06/01/52 ................. 200 132,205
5.25%, 04/01/53 ................. 640 518,678
5.50%, 04/01/63 ................. 388 314,855
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,764 1,716,518
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 8,714 7,820,815
7.75%, 04/15/28 ................. 5,463 4,097,250
7.50%, 06/01/29 ................. 4,887 3,473,191
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 3,259 2,463,804
Comcast Corp.
2.35%, 01/15/27 ................. 300 279,445
4.15%, 10/15/28 ................. 862 852,712
2.65%, 02/01/30 ................. 2,350 2,093,453
1.95%, 01/15/31 ................. 220 183,060
5.50%, 11/15/32 ................. 205 218,608
4.60%, 10/15/38 ................. 1,600 1,549,077
4.00%, 08/15/47 ................. 240 203,325
2.80%, 01/15/51 ................. 1,705 1,151,419
2.89%, 11/01/51 ................. 1,238 845,181
CSC Holdings LLC
5.25%, 06/01/24 ................. 2,396 2,312,140
5.50%, 04/15/27
(b)
................ 1,131 952,415
6.50%, 02/01/29
(b)
................ 1,734 1,440,109
4.13%, 12/01/30
(b)
................ 5,721 4,108,765
4.50%, 11/15/31
(b)
................ 4,716 3,400,283
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 3,476 3,148,213
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 10,658 8,503,965
5.75%, 12/01/28
(b)
................ 2,733 2,039,501
5.13%, 06/01/29 ................. 1,805 961,163
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 4,922 4,774,340
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2,329 2,009,298
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 180 135,392
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 2,809 2,653,100
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 501,370
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 3,592 3,235,782
4.25%, 01/15/29 ................. 1,618 1,342,940
4.63%, 03/15/30 ................. 593 494,543
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 4,376,978
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 2,748 2,150,310
6.50%, 09/15/28 ................. 7,604 3,117,640
SES SA
(a)(c)(k)
(5-Year EUR Swap Annual + 5.40%), 5.63% EUR 800 848,079
(5-Year EUR Swap Annual + 3.19%), 2.88% 1,298 1,140,222
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 4,404 3,550,725
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 2,252 2,031,304
5.00%, 08/01/27 ................. 1,896 1,775,054
4.00%, 07/15/28 ................. 2,493 2,141,338
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,382,930

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Media (continued)
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... EUR 1,919 $ 1,810,605
Summer BidCo BV
(c)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 1,131 900,257
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 371 296,525
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ USD 261 247,585
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... EUR 1,943 1,563,530
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 2,000 1,840,000
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 2,026 1,989,897
7.38%, 06/30/30 ................. 1,640 1,550,521
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
3,411 2,949,594
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 1,303 1,364,039
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 1,496 1,329,570
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,219 1,051,748
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
596 514,666
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. USD 783 722,404
5.13%, 02/28/30 ................. 1,134 911,798
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 924 787,710
132,721,468
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(c)
.................... 3,359 3,333,808
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 2,487 2,159,493
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,226,033
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 961 961,000
6.13%, 02/15/28 ................. 2,574 2,532,063
ATI, Inc.
5.88%, 12/01/27 ................. 1,108 1,082,405
4.88%, 10/01/29 ................. 769 699,830
5.13%, 10/01/31 ................. 2,949 2,683,590
Barrick North America Finance LLC, 5.75%,
05/01/43 ..................... 30 31,590
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 41,524
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 10,656 10,574,588
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 226 220,442
7.63%, 03/15/30 ................. 1,528 1,580,479
Commercial Metals Co., 4.38%, 03/15/32 .. 1,403 1,206,896
Constellium SE
(b)
5.88%, 02/15/26 ................. 2,648 2,650,913
5.63%, 06/15/28 ................. 2,235 2,109,898
3.75%, 04/15/29 ................. 4,237 3,670,132
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,594 1,387,776
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 3,125 3,041,602
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,821 1,361,198
JSW Steel Ltd., 5.95%, 04/18/24
(c)
...... 630 618,975
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
. 3,973 3,262,667
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 3,848 3,703,969
Newmont Corp.
2.80%, 10/01/29 ................. 235 207,805
5.45%, 06/09/44 ................. 200 199,520
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 2,341 2,191,761
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 3,689 3,371,248
4.75%, 01/30/30 ................. 4,694 4,312,824
3.88%, 08/15/31 ................. 4,840 4,076,441
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Nucor Corp.
3.95%, 05/23/25 ................. USD 720 $ 708,406
2.00%, 06/01/25 ................. 205 192,756
2.98%, 12/15/55 ................. 75 49,914
Periama Holdings LLC, 5.95%, 04/19/26
(c)
.. 4,374 4,117,028
POSCO
(b)
5.63%, 01/17/26 ................. 1,032 1,046,200
5.75%, 01/17/28 ................. 1,116 1,143,688
5.88%, 01/17/33 ................. 299 318,094
Rio Tinto Finance USA plc, 5.00%, 03/09/33 1,625 1,671,255
Southern Copper Corp., 5.88%, 04/23/45 .. 150 154,898
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 95 89,608
5.00%, 12/15/26 ................. 700 698,813
1.65%, 10/15/27 ................. 535 459,129
3.25%, 10/15/50 ................. 410 286,213
Stillwater Mining Co., 4.00%, 11/16/26
(c)
... 3,420 3,052,350
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
............... 3,215 2,574,612
8.95%, 03/11/25
(b)
................ 639 389,790
8.95%, 03/11/25
(c)
................ 2,627 1,602,470
Vedanta Resources Ltd.
7.13%, 05/31/23
(c)
................ 1,040 961,870
84,017,564
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 258 226,987
4.25%, 02/01/27 ................. 1,275 1,007,250
4.75%, 06/15/29 ................. 1,068 771,983
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 217 217,408
4.38%, 01/15/27 ................. 862 712,408
2,936,036
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 ................. 825 817,889
3.70%, 07/15/30 ................. 100 94,883
4.60%, 05/01/53 ................. 400 364,716
CMS Energy Corp.
3.45%, 08/15/27 ................. 100 95,135
4.88%, 03/01/44 ................. 300 275,765
Consumers Energy Co.
3.60%, 08/15/32 ................. 640 592,110
4.63%, 05/15/33 ................. 630 628,220
2.50%, 05/01/60 ................. 500 292,793
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,092,545
Series A, 1.45%, 04/15/26 .......... 975 878,031
Series C, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.20%),
4.35%
(a)(k)
.................... 10,005 8,276,654
Series C, 3.38%, 04/01/30 .......... 300 272,676
Series C, 2.25%, 08/15/31 .......... 300 247,019
NiSource, Inc.
5.25%, 03/30/28 ................. 515 523,879
3.60%, 05/01/30 ................. 400 369,085
4.80%, 02/15/44 ................. 280 258,009
3.95%, 03/30/48 ................. 290 234,080
Puget Sound Energy, Inc., 2.89%, 09/15/51 . 100 67,013
San Diego Gas & Electric Co.
2.95%, 08/15/51 ................. 450 312,981
5.35%, 04/01/53 ................. 1,109 1,142,100
Sempra Energy
3.70%, 04/01/29 ................. 840 779,906

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
3.80%, 02/01/38 ................. USD 825 $ 710,534
18,326,023
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. 1,925 1,822,303
2.75%, 12/15/29 ................. 400 343,331
4.90%, 12/15/30 ................. 1,135 1,103,984
1.88%, 02/01/33 ................. 900 674,200
3,943,818
Oil, Gas & Consumable Fuels — 2.6%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 4,730 4,641,171
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,596,451
5.75%, 01/15/28 ................. 732 702,720
Apache Corp.
4.25%, 01/15/30 ................. 1,086 990,975
5.35%, 07/01/49 ................. 1,170 904,221
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 3,564 4,329,394
5.88%, 06/30/29 ................. 4,400 3,883,000
BP Capital Markets America, Inc.
3.02%, 01/16/27 ................. 582 552,800
3.59%, 04/14/27 ................. 732 708,368
4.23%, 11/06/28 ................. 458 453,813
3.63%, 04/06/30 ................. 530 502,999
1.75%, 08/10/30 ................. 60 49,651
3.06%, 06/17/41 ................. 2,020 1,561,501
Buckeye Partners LP
5.85%, 11/15/43 ................. 1,712 1,292,714
5.60%, 10/15/44 ................. 503 356,196
Callon Petroleum Co.
8.25%, 07/15/25 ................. 265 263,145
6.38%, 07/01/26 ................. 2,437 2,315,150
8.00%, 08/01/28
(b)
................ 5,333 5,283,403
7.50%, 06/15/30
(b)
................ 4,754 4,468,760
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 765 658,258
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 490 356,536
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,908,549
5.13%, 06/30/27 ................. 1,165 1,165,885
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 3,482 3,234,815
4.00%, 03/01/31 ................. 4,159 3,701,261
3.25%, 01/31/32 ................. 5,483 4,529,616
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 67,584
6.75%, 04/15/29 ................. 847 840,868
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,695,965
6.38%, 06/15/26 ................. 2,279 2,222,025
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 1,167 1,096,993
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
1,681 1,445,660
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 1,452 1,430,220
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 2,266 2,073,480
5.88%, 01/15/30 ................. 3,145 2,702,020
ConocoPhillips Co., 3.80%, 03/15/52 ..... 465 384,546
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................ 977 859,320
4.50%, 02/09/27
(c)
................ 1,821 1,602,427
Coterra Energy, Inc., 3.90%, 05/15/27 .... 155 147,905
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 8,621 7,748,986
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 4,394 4,130,360
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
9.25%, 02/15/28 ................. USD 1,953 $ 1,872,439
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 2,110 2,032,795
6.00%, 02/01/29 ................. 2,097 1,996,323
7.38%, 02/01/31 ................. 715 715,000
CrownRock LP, 5.63%, 10/15/25
(b)
...... 6,891 6,753,585
Cullinan Holdco SCSp, 4.63%, 10/15/26
(c)
.. EUR 1,057 1,006,007
DCP Midstream Operating LP
3.25%, 02/15/32 ................. USD 2,303 1,941,959
6.45%, 11/03/36
(b)
................ 745 772,669
6.75%, 09/15/37
(b)
................ 444 481,620
(3-mo. LIBOR USD + 3.85%), 5.85%,
05/21/43
(a)(b)
.................. 2,200 2,148,924
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,070 1,070,236
4.50%, 01/15/30 ................. 500 477,528
4.75%, 05/15/42 ................. 523 455,167
Diamondback Energy, Inc.
3.13%, 03/24/31 ................. 269 233,261
6.25%, 03/15/33 ................. 3,113 3,289,750
4.25%, 03/15/52 ................. 2,287 1,794,322
6.25%, 03/15/53 ................. 330 341,553
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 2,732 2,395,151
4.38%, 06/15/31 ................. 1,138 991,414
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 2,217 2,151,217
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 2,043,878
4.39%, 11/30/46 ................. 3,555 2,798,007
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(b)
.................... 700 601,595
Enbridge, Inc.
4.00%, 10/01/23 ................. 500 496,243
0.55%, 10/04/23 ................. 355 345,688
2.50%, 01/15/25 ................. 1,040 996,554
4.25%, 12/01/26 ................. 500 491,153
3.70%, 07/15/27 ................. 644 612,910
3.13%, 11/15/29 ................. 125 112,651
5.70%, 03/08/33 ................. 1,735 1,804,650
4.50%, 06/10/44 ................. 30 25,483
Series 16-A, (3-mo. LIBOR USD + 3.89%),
6.00%, 01/15/77
(a)
.............. 13,675 12,624,692
Energy Transfer LP
5.88%, 01/15/24 ................. 3,740 3,738,555
4.90%, 02/01/24 ................. 245 243,505
2.90%, 05/15/25 ................. 600 571,795
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50%
(a)(k)
.................... 3,522 3,099,360
5.55%, 02/15/28 ................. 845 858,060
5.25%, 04/15/29 ................. 270 268,958
3.75%, 05/15/30 ................. 616 568,451
5.95%, 10/01/43 ................. 220 210,509
5.15%, 03/15/45 ................. 1,250 1,088,212
6.13%, 12/15/45 ................. 150 144,997
5.30%, 04/15/47 ................. 851 745,718
5.40%, 10/01/47 ................. 200 177,785
6.00%, 06/15/48 ................. 495 473,001
6.25%, 04/15/49 ................. 2,305 2,283,626
5.00%, 05/15/50 ................. 2,990 2,552,050
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 3,779 3,703,420
6.50%, 09/01/30 ................. 1,675 1,693,777

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. USD 431 $ 418,066
4.85%, 07/15/26 ................. 1,641 1,579,463
5.60%, 04/01/44 ................. 1,173 957,367
5.45%, 06/01/47 ................. 427 340,310
EnQuest plc, 11.63%, 11/01/27
(b)
....... 305 282,477
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 164,340
4.85%, 08/15/42 ................. 105 97,882
4.45%, 02/15/43 ................. 1,130 1,005,838
4.85%, 03/15/44 ................. 510 473,430
4.80%, 02/01/49 ................. 575 527,432
4.20%, 01/31/50 ................. 930 789,051
3.30%, 02/15/53 ................. 640 462,984
EOG Resources, Inc., 4.95%, 04/15/50 ... 170 171,307
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 844 834,370
4.13%, 12/01/26 ................. 178 161,649
6.50%, 07/01/27
(b)
................ 4,017 3,893,598
4.50%, 01/15/29
(b)
................ 138 117,300
7.50%, 06/01/30
(b)
................ 681 659,718
4.75%, 01/15/31
(b)
................ 1,962 1,628,460
EQT Corp., 5.70%, 04/01/28 .......... 325 324,647
Exxon Mobil Corp., 2.99%, 03/19/25 ..... 100 97,344
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 2,019 1,630,787
Genesis Energy LP
6.50%, 10/01/25 ................. 1,569 1,519,809
7.75%, 02/01/28 ................. 964 934,664
8.88%, 04/15/30 ................. 1,142 1,156,275
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,373 1,316,445
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(c)
.................... 5,565 5,228,665
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(c)
.................... 500 473,062
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 329,175
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 1,178 1,030,750
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 567,475
Hess Corp.
4.30%, 04/01/27 ................. 955 932,199
5.60%, 02/15/41 ................. 1,025 988,045
5.80%, 04/01/47 ................. 800 783,644
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 1,086 969,907
HF Sinclair Corp., 2.63%, 10/01/23 ...... 885 870,924
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 608 576,985
5.75%, 02/01/29 ................. 1,546 1,423,163
6.00%, 02/01/31 ................. 130 119,696
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(c)
. 700 649,250
India Cleantech Energy, 4.70%, 08/10/26
(b)
. 1,616 1,413,875
India Green Energy Holdings, 5.38%,
04/29/24
(c)
.................... 1,695 1,635,675
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 2,707 2,285,574
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 703,397
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 989,913
6.38%, 03/01/41 ................. 75 77,280
5.50%, 03/01/44 ................. 155 145,647
5.40%, 09/01/44 ................. 850 787,249
Kinder Morgan, Inc.
4.80%, 02/01/33 ................. 727 701,428
5.55%, 06/01/45 ................. 775 733,034
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 1,256 1,208,900
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(c)
.. USD 2,508 $ 2,491,550
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 268 260,590
Marathon Oil Corp., 4.40%, 07/15/27 ..... 1,285 1,244,994
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 106,683
4.75%, 09/15/44 ................. 49 42,217
5.00%, 09/15/54 ................. 100 86,003
Matador Resources Co., 5.88%, 09/15/26 .. 1,590 1,568,726
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(c)
2,590 2,473,450
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(c)
.................... 240 231,345
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,058,631
4.13%, 03/01/27 ................. 900 872,419
4.25%, 12/01/27 ................. 790 764,970
4.00%, 03/15/28 ................. 425 406,635
5.50%, 02/15/49 ................. 170 158,123
4.95%, 03/14/52 ................. 1,345 1,169,045
5.65%, 03/01/53 ................. 130 125,017
Murphy Oil Corp.
5.75%, 08/15/25 ................. 119 117,524
6.13%, 12/01/42
(d)
................ 150 124,278
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,713,653
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 7,298 7,024,325
6.50%, 09/30/26 ................. 8,917 8,203,640
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,317 2,235,635
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 712 784,599
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 7,030 6,973,408
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 731,346
6.38%, 10/01/30 ................. 47 45,096
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 203 205,556
8.88%, 07/15/30 ................. 2,457 2,857,835
6.63%, 09/01/30 ................. 5,450 5,739,776
6.13%, 01/01/31 ................. 157 162,888
7.50%, 05/01/31 ................. 1,275 1,406,197
6.45%, 09/15/36 ................. 2,641 2,776,827
4.63%, 06/15/45 ................. 138 110,539
6.60%, 03/15/46 ................. 3,432 3,608,353
4.40%, 04/15/46 ................. 512 405,760
4.20%, 03/15/48 ................. 167 129,425
ONEOK, Inc., 4.95%, 07/13/47 ......... 371 310,868
Ovintiv, Inc., 6.63%, 08/15/37 ......... 343 345,977
PDC Energy, Inc.
6.13%, 09/15/24 ................. 568 565,160
5.75%, 05/15/26 ................. 126 122,655
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 1,058 1,002,807
7.75%, 02/15/26 ................. 4,061 4,071,153
6.88%, 04/01/27 ................. 2,217 2,168,937
5.88%, 07/01/29 ................. 3,815 3,612,385
Phillips 66, 3.30%, 03/15/52 .......... 810 572,567
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 580 576,764
1.13%, 01/15/26 ................. 310 281,720
5.10%, 03/29/26 ................. 770 773,202
1.90%, 08/15/30 ................. 300 244,278
2.15%, 01/15/31 ................. 755 620,163
Plains All American Pipeline LP
3.55%, 12/15/29 ................. 510 455,966
6.65%, 01/15/37 ................. 100 102,111
5.15%, 06/01/42 ................. 1,069 900,425

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.30%, 01/31/43 ................. USD 430 $ 320,723
Puma International Financing SA
(c)
5.13%, 10/06/24 ................. 829 775,115
5.00%, 01/24/26 ................. 1,911 1,700,551
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(c)
.. 2,619 2,438,616
Repsol International Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 100 101,956
(5-Year EUR Swap Annual + 4.41%), 4.25% 1,046 1,016,320
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 2,347 2,080,064
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 420 374,156
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 975 977,315
5.63%, 03/01/25 ................. 1,105 1,112,015
Santos Finance Ltd., 5.25%, 03/13/29
(c)
... 1,100 1,046,129
SM Energy Co.
5.63%, 06/01/25 ................. 1,007 976,383
6.63%, 01/15/27 ................. 245 235,361
6.50%, 07/15/28 ................. 2,004 1,912,336
Southwestern Energy Co.
5.70%, 01/23/25
(d)
................ 309 309,151
5.38%, 02/01/29 ................. 1,850 1,743,625
Spectra Energy Partners LP, 5.95%, 09/25/43 100 101,066
Sunoco LP, 5.88%, 03/15/28 .......... 911 874,560
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 ................. 78 77,965
6.00%, 03/01/27 ................. 482 456,259
5.50%, 01/15/28 ................. 260 237,734
6.00%, 12/31/30 ................. 1,094 977,741
6.00%, 09/01/31 ................. 1,126 995,685
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
7,060 6,184,970
Targa Resources Corp., 6.25%, 07/01/52 .. 1,056 1,040,997
Targa Resources Partners LP, 4.00%, 01/15/32 791 689,388
TerraForm Power Operating LLC, 5.00%,
01/31/28
(b)
.................... 1,080 1,026,042
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ 500 452,813
Valero Energy Corp.
4.35%, 06/01/28 ................. 253 247,546
4.00%, 06/01/52 ................. 90 69,406
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 6,705 6,047,910
4.13%, 08/15/31 ................. 5,905 5,188,015
3.88%, 11/01/33 ................. 6,849 5,753,160
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 1,373 1,250,380
Western Midstream Operating LP
6.15%, 04/01/33 ................. 425 430,763
5.45%, 04/01/44 ................. 2,063 1,798,977
5.30%, 03/01/48 ................. 389 329,604
5.50%, 08/15/48 ................. 856 737,162
5.50%, 02/01/50
(d)
................ 6,750 5,727,375
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 1,425 1,414,607
3.75%, 06/15/27 ................. 500 479,743
339,179,719
Paper & Forest Products — 0.0%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%,
02/04/28
(b)
.................... 736 622,439
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... 325 298,249
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... 187 173,149
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 332,426
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
Series DM3N, 3.13%, 01/15/32 ....... USD 2,435 $ 1,984,525
3,410,788
Passenger Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
......... 2,746 2,493,372
Air France-KLM, 8.13%, 05/31/28
(c)
...... EUR 400 436,398
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... USD 935 930,792
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 10,030 10,973,221
5.50%, 04/20/26 ................. 1,110 1,092,518
7.25%, 02/15/28 ................. 387 376,358
5.75%, 04/20/29 ................. 5,236 5,022,811
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 3,480 2,853,764
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 461 444,247
Deutsche Lufthansa AG
(c)
2.00%, 07/14/24 ................. EUR 1,000 1,049,612
2.88%, 05/16/27 ................. 200 195,175
3.50%, 07/14/29 ................. 1,200 1,138,064
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,530 2,401,868
International Consolidated Airlines Group SA
(c)
1.50%, 07/04/27 ................. EUR 800 713,037
1.13%, 05/18/28
(m)
............... 1,200 1,035,004
3.75%, 03/25/29 ................. 600 538,454
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 3,490 3,478,862
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 1,929 1,938,773
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 329 318,245
Series 2020-1, Class A, 5.88%, 10/15/27 4,737 4,722,662
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 2,765 2,645,312
4.63%, 04/15/29 ................. 4,320 3,907,446
48,705,995
Personal Care Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 999 1,040,079
4.75%, 04/15/26
(c)
................ 200 210,154
4.75%, 01/15/29
(b)
................ USD 141 131,657
Kenvue, Inc., 5.05%, 03/22/28
(b)
........ 1,535 1,586,415
2,968,305
Pharmaceuticals — 0.3%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 155 133,354
AstraZeneca plc, 6.45%, 09/15/37 ....... 25 29,491
Bayer AG, (5-Year EUR Swap Annual + 3.75%),
4.50%, 03/25/82
(a)(c)
.............. EUR 2,400 2,407,382
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. USD 1,525 1,492,211
4.38%, 12/15/28 ................. 2,080 2,011,016
Bristol-Myers Squibb Co.
3.40%, 07/26/29 ................. 25 23,783
2.95%, 03/15/32 ................. 31 27,946
3.70%, 03/15/52 ................. 760 634,323
3.90%, 03/15/62 ................. 230 190,717
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 1,235 1,206,033
3.13%, 02/15/29 ................. 1,049 922,184
3.50%, 04/01/30 ................. 2,159 1,897,394
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 696,413
5.50%, 01/15/28
(b)
................ USD 2,409 2,144,564
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. EUR 558 570,355
4.13%, 05/15/28 ................. 835 819,529
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 800 736,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Merck & Co., Inc.
3.40%, 03/07/29 ................. USD 155 $ 149,043
2.15%, 12/10/31 ................. 1,060 897,384
6.50%, 12/01/33
(d)
................ 185 217,061
2.75%, 12/10/51 ................. 825 583,950
Nidda Healthcare Holding GmbH, 7.50%,
08/21/26
(c)
.................... EUR 178 188,466
Organon & Co.
(b)
4.13%, 04/30/28 ................. USD 2,957 2,703,023
5.13%, 04/30/31 ................. 2,602 2,309,646
Pfizer, Inc.
3.45%, 03/15/29 ................. 105 101,481
2.55%, 05/28/40 ................. 45 33,815
5.60%, 09/15/40 ................. 140 151,746
4.30%, 06/15/43 ................. 155 146,362
Pharmacia LLC, 6.60%, 12/01/28
(d)
...... 300 335,399
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 1,435 1,002,176
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,427,659
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. USD 687 684,354
3.18%, 07/09/50 ................. 1,078 769,989
Teva Pharmaceutical Finance Netherlands II
BV
4.50%, 03/01/25 ................. EUR 191 203,812
3.75%, 05/09/27 ................. 440 430,595
7.38%, 09/15/29 ................. 1,994 2,183,383
4.38%, 05/09/30 ................. 173 158,104
7.88%, 09/15/31 ................. 524 583,445
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 849 843,694
7.13%, 01/31/25 ................. 400 405,250
3.15%, 10/01/26 ................. 1,659 1,492,063
4.75%, 05/09/27 ................. 736 684,480
6.75%, 03/01/28 ................. 200 198,625
7.88%, 09/15/29 ................. 1,462 1,524,135
8.13%, 09/15/31 ................. 1,629 1,705,156
Wyeth LLC, 5.95%, 04/01/37 .......... 505 566,886
38,623,877
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 615,960
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 4,796 3,638,965
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 4,799 4,155,314
Korn Ferry, 4.63%, 12/15/27
(b)
......... 1,665 1,573,425
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,071 781,020
6.63%, 05/15/25 ................. GBP 150 123,017
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 2,119 1,973,039
12,860,740
Real Estate Management & Development — 0.5%
Agile Group Holdings Ltd., 5.75%, 01/02/25
(c)
2,652 1,405,560
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 2,861 2,632,120
Aroundtown SA
(a)(c)(k)
(5-Year GBP Swap + 4.38%), 4.75% ... GBP 329 141,741
(5-Year EUR Swap Annual + 3.98%), 3.38% EUR 1,100 525,232
ATF Netherlands BV, (5-Year EUR Swap
Annual + 4.38%), 7.08%
(a)(c)(k)
........ 1,000 512,860
Central China Real Estate Ltd.
(c)
7.90%, 11/07/23 ................. USD 557 130,895
7.25%, 08/13/24 ................. 498 104,580
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
China Aoyuan Group Ltd.
(c)(e)(l)
6.35%, 02/08/24 ................. USD 6,938 $ 623,553
5.98%, 08/18/25 ................. 1,900 171,000
CIFI Holdings Group Co. Ltd.
(c)(e)(l)
6.00%, 07/16/25 ................. 3,272 670,760
5.25%, 05/13/26 ................. 4,415 905,075
Citycon OYJ, (5-Year EUR Swap Annual +
4.71%), 4.50%
(a)(c)(k)
.............. EUR 179 111,671
Country Garden Holdings Co. Ltd.
(c)
5.13%, 01/17/25 ................. USD 1,500 1,027,500
4.20%, 02/06/26 ................. 1,982 1,179,290
7.25%, 04/08/26 ................. 1,500 945,000
3.30%, 01/12/31 ................. 1,300 588,087
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 2,667 2,387,699
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 900 683,235
DIC Asset AG, 2.25%, 09/22/26
(c)
....... 900 615,497
Easy Tactic Ltd.
(j)
7.50%, (7.50% Cash or 7.50% PIK),
07/11/27 .................... USD 32 7,361
7.50%, (7.50% Cash or 7.50% PIK),
07/11/28 .................... 123 25,770
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
11.75%, 04/17/22 ................ 2,039 208,998
7.95%, 07/05/22 ................. 1,650 173,464
12.25%, 10/18/22 ................ 3,269 335,072
10.88%, 01/09/23 ................ 1,345 137,863
11.88%, 06/01/23 ................ 1,500 153,750
9.25%, 07/28/23 ................. 3,540 362,850
9.88%, 10/19/23 ................. 2,640 270,600
15.00%, 12/31/49 ................ 1,735 177,837
Fastighets AB Balder, (5-Year EUR Swap
Annual + 3.19%), 2.87%, 06/02/81
(a)(c)
... EUR 397 288,333
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(c)
.................... USD 2,656 2,546,108
Heimstaden Bostad AB
(a)(c)(k)
(5-Year EUR Swap Annual + 3.91%), 3.38% EUR 400 226,557
(5-Year EUR Swap Annual + 3.15%), 2.63% 1,725 935,381
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 872 794,052
4.13%, 02/01/29 ................. 1,028 870,644
4.38%, 02/01/31 ................. 504 405,720
JGC Ventures Pte. Ltd.
(j)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 94 18,102
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(e)(l)
................. 1,502 491,636
Kaisa Group Holdings Ltd., 11.95%, 10/22/22
(c)
(e)(l)
........................ 1,345 154,675
KWG Group Holdings Ltd., 5.95%, 08/10/25
(c)
5,766 1,499,160
Lai Sun MTN Ltd., 5.00%, 07/28/26
(c)
..... 1,000 784,875
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a)(c)(k)
....... 2,389 2,316,285
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ................. 3,051 2,998,179
3.93%, 02/28/30 ................. 2,507 2,347,649
Modern Land China Co. Ltd.
(a)(c)(e)(j)(l)
9.00%, (9.00% Cash or 11.00% PIK),
12/30/25 .................... 198 8,711
9.00%, (9.00% Cash or 11.00% PIK),
12/30/26 .................... 198 8,835
Modernland Overseas Pte. Ltd.
(c)(j)
Series 2, 1.00%, (1.00% Cash or 3.00%
PIK), 04/30/27 ................ 38 10,890

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
3.00%, (3.00% Cash or 3.00% PIK),
04/30/27
(e)(l)
.................. USD 1,450 $ 271,475
New Metro Global Ltd., 6.80%, 08/05/23
(c)
.. 1,810 1,701,400
NWD Finance BVI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.86%), 4.13%
(a)(c)(k)
.............. 6,084 4,539,424
Powerlong Real Estate Holdings Ltd.
(c)
6.95%, 07/23/23 ................. 895 239,413
7.13%, 01/15/24 ................. 957 229,601
6.25%, 08/10/24 ................. 762 179,213
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 3,335 2,496,114
5.25%, 04/15/30 ................. 446 325,081
Redsun Properties Group Ltd., 10.50%,
10/03/22
(c)(e)(l)
.................. 4,159 478,285
RKPF Overseas 2019 A Ltd.
(c)
6.70%, 09/30/24 ................. 1,880 1,724,077
6.00%, 09/04/25 ................. 2,230 1,761,700
Ronshine China Holdings Ltd.
(c)(e)(l)
8.10%, 06/09/23 ................. 945 63,787
7.35%, 12/15/23 ................. 1,027 69,323
Shimao Group Holdings Ltd.
(c)(e)(l)
5.60%, 07/15/26 ................. 895 125,300
3.45%, 01/11/31 ................. 1,145 157,438
Shui On Development Holding Ltd.
(c)
5.75%, 11/12/23 ................. 1,143 1,117,282
6.15%, 08/24/24 ................. 2,155 1,890,070
Sino-Ocean Land Treasure IV Ltd.
(c)
2.70%, 01/13/25 ................. 1,500 705,000
4.75%, 01/14/30 ................. 1,200 498,000
Sunac China Holdings Ltd.
(c)(e)(l)
7.50%, 02/01/24 ................. 828 192,510
7.00%, 07/09/25 ................. 3,573 830,722
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(c)
.. 850 682,816
Times China Holdings Ltd.
(c)(e)(l)
6.75%, 07/08/25 ................. 3,390 508,500
6.20%, 03/22/26 ................. 2,450 360,303
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(c)
.................... 800 715,150
Yango Justice International Ltd.
(e)(l)
10.25%, 09/15/22 ................ 950 19,000
9.25%, 04/15/23
(c)
................ 2,081 41,620
8.25%, 11/25/23
(c)
................ 4,104 82,080
7.50%, 04/15/24
(c)
................ 2,675 53,500
7.88%, 09/04/24
(c)
................ 1,215 24,300
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(c)
1,830 1,775,100
Yuzhou Group Holdings Co. Ltd.
(c)(e)(l)
7.70%, 02/20/25 ................. 3,562 311,675
8.30%, 05/27/25 ................. 900 78,750
7.38%, 01/13/26 ................. 2,220 194,250
7.85%, 08/12/26 ................. 1,680 147,000
6.35%, 01/13/27 ................. 2,087 182,612
Zhenro Properties Group Ltd., 8.00%,
03/06/23
(e)(l)
................... 1,041 74,692
58,767,275
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 510 517,365
Camden Property Trust, 2.80%, 05/15/30 .. 290 251,168
Mid-America Apartments LP, 1.70%, 02/15/31 230 182,243
UDR, Inc.
3.20%, 01/15/30 ................. 300 267,997
2.10%, 08/01/32 ................. 85 65,504
1,284,277
Security
Par (000)
Par (000) Value
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... USD 1,856 $ 1,489,440
Kimco Realty OP LLC, 4.60%, 02/01/33 ... 920 862,666
Realty Income Corp.
3.88%, 04/15/25 ................. 450 438,572
3.00%, 01/15/27 ................. 370 345,560
3.95%, 08/15/27 ................. 360 346,853
3.40%, 01/15/28 ................. 900 845,164
2.20%, 06/15/28 ................. 320 282,174
4.85%, 03/15/30 ................. 525 517,216
5.63%, 10/13/32 ................. 1,080 1,121,466
2.85%, 12/15/32 ................. 45 37,191
Regency Centers LP
2.95%, 09/15/29 ................. 1,075 930,502
3.70%, 06/15/30 ................. 2,245 2,024,813
9,241,617
Semiconductors & Semiconductor Equipment — 0.3%
ams-OSRAM AG
(c)(m)
0.00%, 03/05/25
(n)
................ EUR 1,000 865,117
2.13%, 11/03/27 ................. 600 450,284
Analog Devices, Inc.
1.70%, 10/01/28 ................. USD 410 356,545
2.80%, 10/01/41 ................. 235 179,401
Applied Materials, Inc., 3.30%, 04/01/27 ... 1,280 1,235,735
Broadcom, Inc.
4.15%, 11/15/30 ................. 340 315,320
2.45%, 02/15/31
(b)
................ 830 679,537
4.15%, 04/15/32
(b)
................ 520 473,816
4.30%, 11/15/32 ................. 2,719 2,505,128
3.42%, 04/15/33
(b)
................ 3,635 3,041,439
3.14%, 11/15/35
(b)
................ 663 509,886
3.19%, 11/15/36
(b)
................ 260 197,032
4.93%, 05/15/37
(b)
................ 2,725 2,478,074
Entegris Escrow Corp.
(b)
4.75%, 04/15/29 ................. 12,050 11,392,101
5.95%, 06/15/30 ................. 1,190 1,153,467
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 870 785,982
3.63%, 05/01/29 ................. 687 592,991
Intel Corp.
5.20%, 02/10/33 ................. 965 982,844
2.80%, 08/12/41 ................. 115 83,400
5.63%, 02/10/43 ................. 535 548,289
5.70%, 02/10/53 ................. 1,100 1,122,654
5.90%, 02/10/63 ................. 780 802,805
KLA Corp.
4.10%, 03/15/29 ................. 1,326 1,305,277
4.65%, 07/15/32 ................. 195 196,891
5.00%, 03/15/49 ................. 300 294,084
3.30%, 03/01/50 ................. 765 584,762
Lam Research Corp.
3.75%, 03/15/26 ................. 800 786,597
4.88%, 03/15/49 ................. 171 169,354
2.88%, 06/15/50 ................. 314 221,593
Marvell Technology, Inc., 2.95%, 04/15/31 .. 868 724,824
NVIDIA Corp., 3.50%, 04/01/40 ........ 790 678,312
NXP BV
4.30%, 06/18/29 ................. 1,070 1,017,838
3.40%, 05/01/30 ................. 600 537,675
2.50%, 05/11/31 ................. 1,415 1,164,616
2.65%, 02/15/32 ................. 590 481,698
5.00%, 01/15/33 ................. 300 292,207
3.25%, 05/11/41 ................. 100 72,394
QUALCOMM, Inc.
4.30%, 05/20/47 ................. 584 541,490

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.50%, 05/20/52 ................. USD 200 $ 186,395
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 1,969 1,695,577
Texas Instruments, Inc.
4.15%, 05/15/48 ................. 100 92,995
2.70%, 09/15/51 ................. 265 190,867
TSMC Arizona Corp., 4.50%, 04/22/52 .... 535 513,600
42,500,893
Software — 0.9%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 178,200
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 1,328 1,336,592
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
11,962 9,699,501
Autodesk, Inc.
3.50%, 06/15/27 ................. 18 17,222
2.40%, 12/15/31 ................. 1,565 1,301,661
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 2,229,187
7.13%, 10/02/25
(b)
................ USD 3,366 3,349,956
9.13%, 03/01/26
(b)
................ 4,563 4,424,833
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 4,152 3,923,640
Cedacri Mergeco SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 7.28%, 05/15/28
(a)(c)
EUR 865 919,331
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 3,342 3,284,781
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 7,079 6,317,790
4.88%, 07/01/29 ................. 5,101 4,613,192
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 19,112 16,906,551
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 814,031
6.50%, 10/15/28 ................. 623 516,653
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 300 261,818
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,314,516
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 2,350 2,179,625
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 648 526,479
McAfee Corp., 7.38%, 02/15/30
(b)
....... 7,008 5,876,168
Microsoft Corp.
3.45%, 08/08/36 ................. 538 497,711
2.53%, 06/01/50 ................. 656 464,174
2.92%, 03/17/52 ................. 2,631 2,000,013
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,587 3,183,462
NCR Corp.
(b)
5.75%, 09/01/27 ................. 884 868,733
5.00%, 10/01/28 ................. 1,212 1,065,306
5.13%, 04/15/29 ................. 867 750,175
Open Text Corp., 6.90%, 12/01/27
(b)
..... 5,271 5,437,564
Oracle Corp.
5.80%, 11/10/25 ................. 245 251,116
2.95%, 04/01/30 ................. 2,620 2,313,340
2.88%, 03/25/31 ................. 1,201 1,027,698
6.25%, 11/09/32 ................. 1,363 1,465,977
3.85%, 07/15/36 ................. 850 726,450
6.50%, 04/15/38 ................. 500 541,822
5.38%, 07/15/40 ................. 850 813,784
3.65%, 03/25/41 ................. 370 285,459
4.13%, 05/15/45 ................. 485 380,865
4.00%, 07/15/46 ................. 350 267,034
4.00%, 11/15/47 ................. 435 331,799
3.60%, 04/01/50 ................. 3,348 2,374,718
3.95%, 03/25/51 ................. 2,391 1,799,173
6.90%, 11/09/52 ................. 2,403 2,693,442
5.55%, 02/06/53 ................. 220 209,449
4.38%, 05/15/55 ................. 130 102,326
3.85%, 04/01/60 ................. 190 132,551
PTC, Inc., 3.63%, 02/15/25
(b)
.......... 860 829,403
Security
Par (000)
Par (000) Value
Software (continued)
Roper Technologies, Inc., 3.65%, 09/15/23 . USD 350 $ 346,794
Salesforce, Inc.
2.70%, 07/15/41 ................. 625 469,516
2.90%, 07/15/51 ................. 355 251,809
3.05%, 07/15/61 ................. 295 202,439
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
5,516 5,352,167
TeamSystem SpA
(c)
3.50%, 02/15/28 ................. EUR 394 376,008
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.04%, 02/15/28
(a)
.............. 392 413,433
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... USD 800 602,208
VMware, Inc.
4.70%, 05/15/30 ................. 560 543,639
2.20%, 08/15/31 ................. 2,715 2,149,491
Workday, Inc., 3.80%, 04/01/32 ........ 1,110 1,017,670
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
7,120 6,163,962
119,694,407
Specialized REITs — 0.2%
American Tower Corp.
2.95%, 01/15/25 ................. 1,060 1,020,476
3.38%, 10/15/26 ................. 995 942,728
3.95%, 03/15/29 ................. 615 575,974
2.10%, 06/15/30 ................. 1,995 1,629,963
2.70%, 04/15/31 ................. 1,280 1,073,459
5.65%, 03/15/33 ................. 2,235 2,300,436
Crown Castle, Inc.
3.80%, 02/15/28 ................. 670 635,840
4.30%, 02/15/29 ................. 715 689,494
3.10%, 11/15/29 ................. 200 177,766
2.10%, 04/01/31 ................. 900 735,413
2.50%, 07/15/31 ................. 1,200 1,008,566
2.90%, 04/01/41 ................. 400 285,272
Equinix, Inc.
1.45%, 05/15/26 ................. 500 449,908
2.90%, 11/18/26 ................. 575 534,719
2.50%, 05/15/31 ................. 920 757,545
3.00%, 07/15/50 ................. 225 146,823
2.95%, 09/15/51 ................. 265 169,734
3.40%, 02/15/52 ................. 500 350,956
Iron Mountain, Inc.
(b)
5.00%, 07/15/28 ................. 227 211,224
5.25%, 07/15/30 ................. 825 743,888
5.63%, 07/15/32 ................. 873 797,520
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,838 1,735,133
3.13%, 02/01/29 ................. 2,467 2,146,142
19,118,979
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,148,832
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 234 212,940
4.75%, 03/01/30 ................. 231 206,745
5.00%, 02/15/32
(b)
................ 517 452,895
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 1,184 1,062,574
eG Global Finance plc
3.63%, 02/07/24
(c)
................ EUR 728 770,805
6.75%, 02/07/25
(b)
................ USD 1,121 1,037,530
8.50%, 10/30/25
(b)
................ 2,845 2,662,977
Goldstory SASU, 5.38%, 03/01/26
(c)
..... EUR 883 879,568
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. USD 2,639 2,256,345
Home Depot, Inc. (The)
5.95%, 04/01/41 ................. 200 222,674
4.20%, 04/01/43 ................. 125 113,203

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
4.50%, 12/06/48 ................. USD 815 $ 767,313
3.35%, 04/15/50 ................. 710 549,454
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 604,433
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,851,396
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 999 864,135
Lowe's Cos., Inc.
5.00%, 04/15/33 ................. 810 810,229
5.15%, 07/01/33 ................. 895 903,533
2.80%, 09/15/41 ................. 220 155,935
4.65%, 04/15/42 ................. 110 98,856
3.70%, 04/15/46 ................. 735 561,641
5.13%, 04/15/50 ................. 130 122,861
3.00%, 10/15/50 ................. 675 447,979
3.50%, 04/01/51 ................. 130 92,968
4.25%, 04/01/52 ................. 1,240 1,017,537
5.63%, 04/15/53 ................. 1,165 1,168,803
4.45%, 04/01/62 ................. 320 261,196
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,232,461
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 987 928,160
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 4,834 4,745,103
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 873 802,304
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 3,500 3,108,333
6.13%, 07/01/29 ................. 4,751 4,008,466
6.00%, 12/01/29 ................. 3,585 2,960,028
Staples, Inc., 7.50%, 04/15/26
(b)
........ 2,892 2,533,768
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 8,278 7,180,822
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 1,851 1,683,271
50,488,073
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. 1,400 1,252,698
4.50%, 02/23/36 ................. 780 805,381
3.45%, 02/09/45 ................. 225 193,059
3.85%, 08/04/46 ................. 350 312,395
2.65%, 05/11/50 ................. 990 697,887
2.65%, 02/08/51 ................. 1,460 1,023,101
2.70%, 08/05/51 ................. 370 260,670
3.95%, 08/08/52 ................. 1,110 994,100
Dell International LLC
6.02%, 06/15/26 ................. 875 898,025
5.75%, 02/01/33 ................. 915 920,634
HP, Inc.
2.20%, 06/17/25 ................. 1,250 1,178,166
1.45%, 06/17/26 ................. 2,170 1,953,094
3.00%, 06/17/27 ................. 1,100 1,024,776
11,513,986
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. 2,149 1,884,942
4.13%, 08/15/31 ................. 548 451,499
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c)(e)(l)(m)
............ EUR 1,300 1,247,717
Hanesbrands, Inc., 9.00%, 02/15/31
(b)
.... USD 2,117 2,167,279
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 747 641,063
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 1,404 1,364,632
7,757,132
Tobacco — 0.0%
Altria Group, Inc.
5.80%, 02/14/39 ................. 200 195,251
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.95%, 02/14/49 ................. USD 1,142 $ 1,080,162
3.70%, 02/04/51 ................. 385 259,542
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,193,511
4.39%, 08/15/37 ................. 565 460,845
3.73%, 09/25/40 ................. 420 299,955
4.54%, 08/15/47 ................. 488 363,428
4.76%, 09/06/49 ................. 165 126,544
Philip Morris International, Inc.
5.63%, 11/17/29 ................. 600 626,919
2.10%, 05/01/30 ................. 500 415,581
5,021,738
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 07/01/25 ................. 1,400 1,333,746
2.88%, 01/15/26 ................. 3,485 3,248,661
1.88%, 08/15/26 ................. 1,880 1,665,539
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,835 1,588,235
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,158,552
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 3,768 3,770,506
9.75%, 08/01/27 ................. 748 789,207
5.50%, 05/01/28 ................. 2,798 2,552,727
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 548 434,354
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 285,685
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 1,450 1,399,250
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 3,335 2,983,458
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 9,495 9,625,746
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 2,308 2,345,967
7.25%, 06/15/28 ................. 3,729 3,828,937
37,010,570
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.69%), 3.25%
(a)(c)(k)
. EUR 600 578,472
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... GBP 787 854,377
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,208,431
4.38%, 04/22/49 ................. 550 478,836
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 10,578 9,943,320
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a)(c)(k)
.............. 1,770 1,605,501
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
.. 1,495 860,372
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 882 828,418
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
........ 1,826 438,329
Matterhorn Telecom SA, 4.00%, 11/15/27
(c)
. EUR 785 785,259
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. USD 1,719 1,529,910
4.50%, 04/27/31 ................. 1,727 1,375,124
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 775 695,524
4.30%, 02/15/48 ................. 838 670,018
4.35%, 05/01/49 ................. 351 284,387
3.70%, 11/15/49 ................. 270 197,991

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.55%, 03/15/52
(b)
................ USD 1,972 $ 1,622,112
SoftBank Group Corp.
(c)
(5-Year USD Swap Rate + 4.23%), 6.00%
(a)
(k)
......................... 600 579,000
2.13%, 07/06/24 ................. EUR 1,370 1,404,048
4.50%, 04/20/25 ................. 553 574,816
4.75%, 07/30/25 ................. 1,783 1,846,649
3.13%, 09/19/25 ................. 414 410,747
Sprint LLC, 7.63%, 03/01/26 .......... USD 2,442 2,582,367
Telefonica Europe BV
(a)(c)(k)
(8-Year EUR Swap Annual + 2.97%), 3.88% EUR 800 800,677
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 991,911
(7-Year EUR Swap Annual + 3.35%), 6.14% 2,900 3,036,369
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,502,048
2.05%, 02/15/28 ................. 1,200 1,064,754
2.55%, 02/15/31 ................. 525 444,985
3.50%, 04/15/31 ................. 827 743,612
2.70%, 03/15/32 ................. 249 209,746
4.38%, 04/15/40 ................. 475 425,705
3.00%, 02/15/41 ................. 880 652,355
4.50%, 04/15/50 ................. 109 94,927
3.30%, 02/15/51 ................. 925 657,726
3.40%, 10/15/52 ................. 1,290 928,629
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 900 915,948
4.25%, 01/31/31
(b)
................ USD 493 419,435
4.50%, 07/15/31
(c)
................ GBP 1,204 1,180,777
4.75%, 07/15/31
(b)
................ USD 1,166 999,518
Vodafone Group plc
6.15%, 02/27/37 ................. 100 106,974
(5-Year EUR Swap Annual + 3.43%),
4.20%, 10/03/78
(a)(c)
............. EUR 732 723,360
(5-Year GBP Swap + 3.27%), 4.88%,
10/03/78
(a)(c)
.................. GBP 2,384 2,792,681
(5-Year EUR Swap Annual + 3.00%),
2.63%, 08/27/80
(a)(c)
............. EUR 400 389,357
Series NC10, (5-Year EUR Swap Annual +
3.48%), 3.00%, 08/27/80
(a)(c)
....... 400 349,987
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 3.25%,
06/04/81
(a)
................... USD 7,706 6,531,110
55,883,750
Total Corporate Bonds — 27.1%
(Cost: $3,926,284,599) ........................... 3,506,076,927
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(e)
Barclays Bank plc (AAR Corp.),
23.80%, 04/27/23 ................ EUR 25 3,392,529
Goldman Sachs International (Raytheon
Technologies Corp.), 11.09%, 04/13/23 .. USD 35 3,389,861
JPMorgan Structured Products BV (L3Harris
Technologies, Inc.), 14.03%, 05/15/23 .. 22 4,208,594
Royal Bank of Canada (BAE Systems plc),
29.42%, 04/27/23 ................ GBP 323 3,812,847
14,803,831
Air Freight & Logistics — 0.1%
Citigroup, Inc. (United Parcel Service, Inc.),
10.91%, 04/25/23
(b)(e)
.............. USD 57 10,971,841
Automobile Components — 0.0%
SGA Societe Generale Acceptance NV (Lear
Corp.), 23.92%, 04/10/23
(b)(e)
......... 27 3,756,288
Security
Par (000)
Par (000) Value
Automobiles — 0.2%
(b)(e)
Citigroup, Inc. (General Motors Co.)
18.08%, 04/17/23 ................ USD 115 $ 4,247,162
15.00%, 04/26/23 ................ 244 8,902,216
22.23%, 04/26/23 ................ 240 8,694,826
21,844,204
Banks — 0.3%
(b)(e)
Barclays Bank plc (First Republic Bank),
15.83%, 04/14/23 ................ 30 443,373
BMO Capital Markets Corp. (Citizens Financial
Group, Inc.), 18.65%, 04/20/23 ....... 102 3,133,169
BMO Capital Markets Corp. (Wells Fargo &
Co.), 14.76%, 04/20/23 ............. 192 7,239,456
BNP Paribas SA (Bank of America Corp.)
15.38%, 04/19/23 ................ 184 5,311,503
17.58%, 04/20/23 ................ 51 1,468,886
BNP Paribas SA (JPMorgan Chase & Co.),
13.18%, 04/17/23 ................ 111 14,407,455
Mizuho Markets Cayman LP (First Citizens
BancShares, Inc.), 11.90%, 04/10/23 ... 3 2,262,800
Royal Bank of Canada (Truist Financial Corp.),
13.77%, 04/20/23 ................ 56 1,942,460
SGA Societe Generale Acceptance NV
(Citigroup, Inc.), 13.26%, 04/10/23 ..... 95 4,486,315
40,695,417
Beverages — 0.2%
(b)(e)
BMO Capital Markets Corp. (Co.ca-Co.la Co.
(The)), 4.50%, 04/24/23 ............ 233 14,443,792
JPMorgan Structured Products BV (PepsiCo,
Inc.), 7.68%, 04/26/23 ............. 47 8,436,429
22,880,221
Biotechnology — 0.1%
Societe Generale SA (AbbVie, Inc.),
11.40%, 04/28/23
(b)(e)
.............. 73 11,246,011
Broadline Retail — 0.2%
(b)(e)
Royal Bank of Canada (Amazon.com, Inc.)
14.19%, 04/03/23 ................ 62 6,355,841
20.04%, 04/28/23 ................ 98 9,631,033
13.94%, 05/19/23 ................ 113 11,673,561
27,660,435
Capital Markets — 0.2%
(b)(e)
Barclays Bank plc (Brookfield Corp.),
8.17%, 04/27/23 ................. EUR 39 2,392,616
Barclays Bank plc (Goldman Sachs Group, Inc.
(The)), 15.31%, 04/19/23 ........... USD 22 7,110,225
BMO Capital Markets Corp. (Blackstone, Inc.),
20.42%, 04/21/23 ................ 65 5,663,617
BNP Paribas SA (Carlyle Group, Inc. (The)),
20.81%, 04/06/23 ................ 68 2,118,454
BNP Paribas SA (CME Group, Inc.),
10.01%, 04/27/23 ................ 29 5,534,064
Citigroup, Inc. (Invesco Ltd), 22.17%, 04/17/23 80 1,315,632
24,134,608
Chemicals — 0.1%
(b)(e)
BNP Paribas SA (Dow, Inc.), 13.07%, 04/24/23 105 5,755,327
BNP Paribas SA (PPG Industries, Inc.),
14.63%, 04/24/23 ................ 22 2,954,851
Royal Bank of Canada (Ecolab, Inc.),
10.05%, 04/26/23 ................ 53 8,793,274
17,503,452
Commercial Services & Supplies — 0.1%
Royal Bank of Canada (Waste Management,
Inc.), 9.29%, 04/26/23
(b)(e)
........... 53 8,459,215

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Communications Equipment — 0.1%
(b)(e)
BNP Paribas SA (Nokia Oyj),
25.00%, 04/06/23 ................ USD 205 $ 977,352
Mizuho Markets Cayman LP (Cisco Systems,
Inc.)
17.72%, 04/11/23 ................ 86 4,417,981
13.75%, 05/17/23 ................ 170 8,803,669
14,199,002
Construction & Engineering — 0.0%
JPMorgan Structured Products BV (Vinci SA),
15.93%, 04/24/23 ................ 18 3,899,476
Consumer Finance — 0.1%
(b)(e)
Barclays Bank plc (Ally Financial, Inc.),
28.61%, 04/14/23 ................ 52 1,339,959
Citigroup, Inc. (Synchrony Financial),
16.24%, 04/19/23 ................ 118 3,453,111
Goldman Sachs International (American
Express Co.), 13.67%, 04/21/23 ...... 70 11,566,501
16,359,571
Consumer Staples Distribution & Retail — 0.1%
(b)(e)
BNP Paribas SA (Tesco plc), 12.61%, 04/21/23 18 4,120,557
Citigroup, Inc. (Target Corp.),
15.61%, 05/18/23 ................ 12 2,040,605
Royal Bank of Canada (Walmart, Inc.),
11.04%, 04/10/23 ................ 83 12,267,217
18,428,379
Containers & Packaging — 0.1%
BNP Paribas SA (Sealed Air Corp.),
17.90%, 04/20/23
(b)(e)
.............. 134 6,185,128
Diversified Telecommunication Services — 0.2%
(b)(c)(e)
JPMorgan Structured Products BV (AT&T, Inc.)
19.37%, 04/21/23
(c)
............... 375 7,132,831
25.54%, 05/11/23 ................ 147 2,781,409
JPMorgan Structured Products BV (Verizon
Communications, Inc.)
18.84%, 04/20/23 ................ 175 6,750,878
25.09%, 04/25/23 ................ 126 4,841,324
21,506,442
Electric Utilities — 0.2%
(b)(e)
Barclays Bank plc (Exelon Corp.),
21.59%, 05/11/23 ................ 80 3,307,928
Barclays Bank plc (Hydro One Ltd),
16.45%, 05/10/23 ................ 19 2,172,550
JPMorgan Structured Products BV (PG&E
Corp.), 20.36%, 05/15/23 ........... 163 2,601,874
Merrill Lynch International & Co. (American
Electric Power Co., Inc.)
6.40%, 04/11/23 ................. 99 9,008,078
13.27%, 04/11/23 ................ 23 2,087,154
19,177,584
Electrical Equipment — 0.0%
Barclays Bank plc (Eaton Corp. plc),
10.96%, 05/03/23
(b)(e)
.............. 32 5,466,713
Electronic Equipment, Instruments & Components — 0.0%
BMO Capital Markets Corp. (Amphenol Corp.),
9.90%, 04/27/23
(b)(e)
............... 74 5,993,155
Energy Equipment & Services — 0.1%
(b)(e)
BMO Capital Markets Corp. (Schlumberger
NV), 26.30%, 04/24/23 ............ 77 3,840,376
Royal Bank of Canada (Halliburton Co.),
20.11%, 04/19/23 ................ 108 3,450,019
7,290,395
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
(b)(e)
BMO Capital Markets Corp. (Netflix, Inc.),
36.88%, 04/19/23 ................ USD 17 $ 5,426,543
Societe Generale SA (Walt Disney Co. (The)),
13.77%, 05/11/23 ................ 38 3,865,980
9,292,523
Financial Services — 0.7%
(b)(e)
Barclays Bank plc (Berkshire Hathaway, Inc.),
10.49%, 05/02/23 ................ 61 18,929,976
BMO Capital Markets Corp. (Fidelity National
Information Services, Inc.)
24.70%, 04/13/23 ................ 57 3,122,467
14.91%, 05/03/23 ................ 169 8,988,919
BMO Capital Markets Corp. (Visa, Inc.)
6.50%, 04/26/23 ................. 39 8,748,882
10.80%, 04/27/23 ................ 42 9,450,720
16.68%, 05/15/23 ................ 8 1,675,055
BNP Paribas SA (Equitable Holdings, Inc.),
26.88%, 04/06/23 ................ 87 2,218,984
JPMorgan Structured Products BV (Mastercard,
Inc.), 9.07%, 05/01/23 ............. 48 17,474,801
Royal Bank of Canada (PayPal Holdings, Inc.),
13.80%, 04/26/23 ................ 119 9,053,293
SGA Societe Generale Acceptance NV
(Apollo Global Management, Inc.),
22.12%, 05/11/23 ................ 24 1,508,960
Societe Generale SA (FleetCor Technologies,
Inc.), 16.24%, 05/04/23 ............. 27 5,485,724
86,657,781
Food Products — 0.2%
(b)(e)
BMO Capital Markets Corp. (Hershey Co.
(The)), 6.74%, 04/28/23 ............ 43 10,741,022
Goldman Sachs International (Kraft Heinz Co.
(The)), 8.85%, 04/27/23 ............ 152 5,835,437
JPMorgan Structured Products BV (Archer-
Daniels-Midland Co.), 9.73%, 04/26/23 .. 74 5,824,626
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 23.51%, 05/04/23
(c)
....... 197 7,555,654
29,956,739
Ground Transportation — 0.1%
(b)(e)
Citigroup, Inc. (Union Pacific Corp.),
11.38%, 04/21/23 ................ 28 5,750,289
JPMorgan Structured Products BV (CSX
Corp.), 13.13%, 04/20/23 ........... 233 6,957,870
12,708,159
Health Care Equipment & Supplies — 0.3%
(b)(e)
Barclays Bank plc (Koninklijke Philips NV)
22.99%, 04/03/23 EUR 113 2,021,618
49.20%, 05/25/23 ................ 161 2,865,108
BMO Capital Markets Corp. (Becton Dickinson
& Co.), 5.80%, 05/08/23 ............ USD 39 9,464,179
Citigroup, Inc. (Medtronic plc),
21.27%, 04/17/23 ................ 104 8,454,865
Citigroup, Inc. (Zimmer Biomet Holdings, Inc.),
13.86%, 04/17/23 ................ 47 5,869,022
UBS AG (Baxter International, Inc.),
21.90%, 04/06/23 ................ 125 5,057,454
33,732,246
Health Care Providers & Services — 0.7%
(b)(e)
Barclays Bank plc (Cigna Group (The))
7.61%, 05/08/23 ................. 42 10,904,121
20.40%, 05/11/23
)
................ 18 4,606,427

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Barclays Bank plc (Laboratory Corp. of America
Holdings)
9.35%, 04/28/23 ................. USD 9 $ 1,985,078
26.88%, 05/11/23 ................ 27 6,132,988
BNP Paribas SA (UnitedHealth Group, Inc.),
11.54%, 04/14/23 ................ 38 17,958,158
Citigroup, Inc. (Humana, Inc.)
13.30%, 04/26/23 ................ 22 10,506,088
22.70%, 05/04/23
(c)
............... 4 2,028,190
JPMorgan Structured Products BV (Elevance
Health, Inc.)
14.74%, 04/17/23 ................ 8 3,464,844
13.03%, 04/20/23
(c)
............... 25 11,507,054
Royal Bank of Canada (AmerisourceBergen
Corp.), 10.90%, 05/04/23 ........... 31 4,836,484
SGA Societe Generale Acceptance NV
(McKesson Corp.), 9.01%, 05/08/23 .... 27 9,426,956
Societe Generale SA (Cardinal Health, Inc.),
21.61%, 04/06/23 ................ 41 3,111,732
Societe Generale SA (CVS Health Corp.),
10.39%, 05/04/23 ................ 120 8,959,697
95,427,817
Hotels, Restaurants & Leisure — 0.3%
(b)(e)
BMO Capital Markets Corp. (Marriott
International, Inc.), 16.26%, 05/03/23 ... 53 8,767,744
BNP Paribas SA (Hilton Worldwide Holdings,
Inc.), 12.11%, 05/03/23 ............ 36 5,069,270
Citigroup, Inc. (McDonald's Corp.),
8.26%, 04/28/23 ................. 40 10,879,668
Goldman Sachs International (Aramark),
15.48%, 05/10/23 ................ 235 8,269,969
JPMorgan Structured Products BV (Yum!
Brands, Inc.), 8.22%, 05/04/23 ....... 33 4,359,131
37,345,782
Household Durables — 0.0%
BNP Paribas SA (Newell Brands, Inc.),
26.31%, 04/06/23
(b)(e)
.............. 93 1,156,650
Household Products — 0.1%
(b)(e)
Barclays Bank plc (Reckitt Benckiser Group
plc), 25.43%, 04/27/23 ............. GBP 24 1,777,333
Toronto-Dominion Bank (The) (Procter &
Gamble Co. (The)), 8.71%, 04/21/23 ... USD 85 12,307,372
14,084,705
Industrial Conglomerates — 0.1%
(b)(e)
BMO Capital Markets Corp. (Honeywell
International, Inc.), 12.54%, 04/28/23 ... 61 11,727,277
HSBC Bank plc (Siemens AG),
19.40%, 05/18/23 ................ EUR 11 1,683,093
13,410,370
Industrial REITs — 0.0%
Barclays Bank plc (Prologis, Inc.),
17.66%, 04/19/23
(b)(e)
.............. USD 47 5,901,901
Insurance — 0.2%
(b)(e)
Barclays Bank plc (Prudential plc),
26.16%, 04/27/23 ................ GBP 279 3,867,981
BNP Paribas SA (Fidelity National Financial,
Inc.), 21.73%, 04/24/23 ............ USD 153 5,392,618
BNP Paribas SA (Marsh & McLennan Cos,
Inc.), 10.74%, 04/21/23 ............ 43 7,087,994
JPMorgan Structured Products BV (American
International Group, Inc.), 13.66%, 04/24/23 98 4,962,201
Security
Par (000)
Par (000) Value
Insurance (continued)
Mizuho Markets Cayman LP (Willis Towers
Watson plc), 19.45%, 05/04/23 ....... USD 17 $ 4,001,966
25,312,760
Interactive Media & Services — 0.3%
(b)(e)
Citigroup, Inc. (Al phabet, Inc.),
12.97%, 04/26/23 ................ 194 19,671,629
Goldman Sachs International (Meta Platforms,
Inc.)
30.76%, 04/13/23 ................ 8 1,510,559
16.89%, 04/28/23 ................ 63 13,115,185
Royal Bank of Canada (Al phabet, Inc.),
26.94%, 04/13/23 ................ 10 980,806
35,278,179
IT Services — 0.1%
(b)(e)
BMO Capital Markets Corp. (Cognizant
Technology Solutions Corp.),
15.54%, 04/11/23 ................ 92 5,609,924
BMO Capital Markets Corp. (International
Business Machines Corp.),
12.72%, 04/13/23 ................ 81 10,603,273
16,213,197
Life Sciences Tools & Services — 0.4%
(b)(e)
BNP Paribas SA (Charles River Laboratories
International, Inc.), 12.06%, 04/10/23 ... 40 7,994,762
Citigroup, Inc. (Thermo Fisher Scientific, Inc.),
16.21%, 04/28/23 ................ 37 20,736,877
Royal Bank of Canada (Danaher Corp.),
13.03%, 04/24/23 ................ 67 16,776,609
45,508,248
Machinery — 1.5%
(b)(e)
BMO Capital Markets Corp. (Parker-Ha nnifin
Corp.), 10.66%, 05/05/23 ........... 18 6,075,818
JPMorgan Structured Products BV (PACCAR,
Inc.), 9.29%, 04/26/23
(c)
............ 54 3,983,405
JPMorgan Structured Products BV (Spirax-
Sarco Engineering plc)
7.13%, 04/03/23 ................. 4 16,413,800
8.08%, 04/03/23 ................. 4 16,220,336
6.86%, 04/10/23 ................. 3 10,860,194
9.80%, 04/12/23 ................. 1 6,094,431
7.75%, 04/20/23 ................. 5 21,220,950
7.01%, 04/21/23 ................. 4 17,465,962
6.51%, 04/24/23 ................. 3 11,743,210
5.77%, 05/01/23 ................. 6 23,830,390
9.19%, 05/03/23 ................. 6 23,826,645
6.06%, 05/09/23 ................. 7 29,781,833
Mizuho Markets Cayman LP (Deere & Co.),
12.50%, 05/18/23 ................ 12 5,074,440
192,591,414
Media — 0.0%
(b)(e)
Goldman Sachs International (Comcast Corp.),
18.64%, 04/10/23 ................ 108 4,093,930
Goldman Sachs International (Fox Corp.),
23.84%, 04/13/23 ................ 40 1,379,842
5,473,772
Multi-Utilities — 0.0%
(b)(e)
Barclays Bank plc (Public Service Enterprise
Group, Inc.), 18.46%, 04/17/23 ....... 58 3,585,450
Goldman Sachs International (Sempra Energy),
18.15%, 04/24/23 ................ 10 1,489,194
5,074,644

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Office REITs — 0.0%
Merrill Lynch International & Co. (SL Green
Realty Corp.), 30.40%, 04/06/23
(b)(e)
.... USD 23 $ 546,972
Oil, Gas & Consumable Fuels — 0.6%
(b)(e)
Barclays Bank plc (Devon Energy Corp.),
24.05%, 05/02/23 ................ 168 8,653,308
Barclays Bank plc (Shell plc)
17.04%, 04/03/23 ................ GBP 84 2,409,353
18.08%, 05/18/23 ................ 112 3,214,061
BNP Pariba s SA (BP plc), 21.70%, 05/18/23 . 1,637 10,271,014
BNP Paribas SA (Hess Corp.),
26.09%, 04/24/23 ................ USD 9 1,256,075
Citigroup, Inc. (Exxon Mobil Corp.)
14.10%, 04/28/23 ................ 81 8,741,973
14.40%, 04/28/23 ................ 208 22,947,073
JPMorgan Structured Products BV (Valero
Energy Corp.), 15.53%, 04/26/23 ...... 43 5,974,236
Royal Bank of Canada (Co nocoPhillips),
23.89%, 04/11/23 ................ 11 1,128,333
Royal Bank of Canada (Marathon Petroleum
Corp.), 19.02%, 05/02/23 ........... 77 10,106,970
Royal Bank of Canada (Williams Cos, Inc.
(The)), 23.00%, 05/04/23 ........... 95 2,809,293
SGA Societe Generale Acceptance NV (EQT
Corp.), 24.61%, 04/10/23 ........... 71 2,283,654
79,795,343
Passenger Airlines — 0.0%
Barclays Bank plc (Delta Air Lines, Inc.),
14.78%, 04/14/23
(b)(e)
.............. 97 3,402,123
Personal Care Products — 0.0%
JPMorgan Structured Products BV (Unilever
plc), 9.04%, 04/24/23
(b)(c)(e)
.......... 78 3,892,884
Pharmaceuticals — 0.6%
(b)(e)
Barclays Bank plc (Bayer AG)
18.41%, 04/03/23 ................ EUR 72 4,502,952
34.57%, 05/25/23 ................ 98 6,128,384
BMO Capital Markets Corp. (Bristol-Myers
Squibb Co.), 13.47%, 04/28/23 ....... USD 172 11,896,848
BMO Capital Markets Corp. (Merck & Co., Inc.),
13.20%, 04/27/23 ................ 163 17,335,393
Royal Bank of Canada (AstraZeneca plc),
20.32%, 05/18/23 ................ GBP 40 5,461,574
Royal Bank of Canada (Sanofi)
13.75%, 04/03/23 ................ EUR 49 4,753,332
13.12%, 05/25/23 ................ 68 7,279,220
SGA Societe Generale Acceptance NV (Novo
Nordisk A/S), 19.50%, 05/04/23 ....... USD 13 1,910,091
Societe Generale SA (Eli Lilly & Co.)
17.42%, 04/10/23 ................ 3 972,972
11.03%, 04/26/23 ................ 36 12,299,752
72,540,518
Professional Services — 0.1%
(b)(e)
Mizuho Markets Cayman LP (Robert Half
International, Inc.), 20.70%, 05/15/23 ... 12 926,481
UBS AG (Leidos Holdings, Inc.),
15.20%, 04/13/23 ................ 25 2,276,867
UBS AG (SS&C Technologies Holdings, Inc.),
15.20%, 04/13/23 ................ 86 4,853,570
8,056,918
Retail REITs — 0.1%
Barclays Bank plc (Simon Property Group,
Inc.), 12.10%, 05/10/23
(b)(e)
.......... 79 8,764,996
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.3%
(e)
JPMorgan Structured Products BV (Broadcom,
Inc.), 7.64%, 05/24/23
(c)
............ USD 18 $ 11,505,326
JPMorgan Structured Products BV (Lam
Research Corp.), 14.84%, 04/20/23
(b)
... 9 4,886,586
JPMorgan Structured Products BV (NVIDIA
Corp.), 13.97%, 05/24/23
(c)
.......... 43 11,534,073
Mizuho Markets Cayman LP (Applied Materials,
Inc.), 20.00%, 05/18/23
(b)
........... 58 6,904,084
Royal Bank of Canada (Analog Devices, Inc.),
14.97%, 05/18/23
(b)
............... 49 9,449,696
44,279,765
Software — 0.6%
(b)(e)
Citigroup, Inc. (Microsoft Corp.)
14.95%, 04/10/23 ................ 14 3,888,184
12.41%, 04/26/23 ................ 81 21,667,196
12.09%, 04/27/23 ................ 72 20,375,641
JPMorgan Structured Products BV (Salesforce,
Inc.), 8.64%, 05/24/23 ............. 44 8,670,734
JPMorgan Structured Products BV
(ServiceNow, Inc.), 16.70%, 04/28/23 ... 16 7,091,308
Royal Bank of Canada (Cadence Design
Systems, Inc.), 11.37%, 04/26/23 ..... 42 8,754,754
Societe Generale SA (Palo Alto Ne tworks, Inc.),
12.12%, 04/10/23 ................ 48 9,562,437
80,010,254
Specialized REITs — 0.2%
(b)(e)
BNP Paribas SA (American Tower Corp.),
12.19%, 04/10/23 ................ 59 12,050,205
Societe Generale SA (Public Storage),
18.80%, 04/10/23 ................ 31 9,237,740
21,287,945
Specialty Retail — 0.3%
(b)(e)
BMO Capital Markets Corp. (O'Reilly
Automotive, Inc.), 10.68%, 04/28/23 .... 11 9,493,552
BMO Capital Markets Corp. (Ross Stores, Inc.),
15.26%, 04/20/23 ................ 16 1,711,522
BNP Paribas SA (AutoZone, Inc.),
10.03%, 05/23/23 ................ 1 3,608,121
Citigroup, Inc. (Advance Auto Parts, Inc.),
16.23%, 05/23/23 ................ 14 1,782,324
Royal Bank of Canada (Home Depot, Inc.
(The)), 15.13%, 04/10/23 ........... 40 11,918,351
SGA Societe Generale Acceptance NV (TJX
Cos, Inc. (The)), 8.05%, 04/10/23 ..... 116 9,078,387
37,592,257
Technology Hardware, Storage & Peripherals — 0.6%
(b)(e)
Citigroup, Inc. (Apple, Inc.)
10.42%, 04/03/23 ................ 60 9,572,561
9.60%, 04/10/23 ................. 139 22,844,345
9.54%, 04/28/23 ................. 109 17,757,923
13.80%, 05/01/23 ................ 60 9,651,150
10.50%, 05/19/23 ................ 89 14,613,599
74,439,578
Textiles, Apparel & Luxury Goods — 0.0%
BNP Paribas SA (Ralph Lauren Corp.),
23.87%, 04/06/23
(b)(e)
.............. 19 2,247,187
Tobacco — 0.1%
(b)(e)
Barclays Bank plc (British American Tobacco
plc)
19.65%, 04/03/23 ................ GBP 49 1,726,857
10.94%, 05/25/23 ................ 113 3,974,232
JPMorgan Structured Products BV (Philip
Morris International, Inc.), 12.01%, 04/21/23 USD 64 6,254,304

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Tobacco (continued)
UBS AG (Altria Group, Inc.), 22.70%, 04/06/23 USD 56 $ 2,515,358
14,470,751
Trading Companies & Distributors — 0.1%
(b)(e)
BMO Capital Markets Corp. (Fastenal Co.),
13.00%, 04/14/23 ................ 31 1,628,883
BNP Paribas SA (MSC Industrial Direct Co.,
Inc.), 17.55%, 04/06/23 ............ 14 1,143,966
Citigroup, Inc. (United Rentals, Inc.),
15.48%, 04/27/23 ................ 22 8,600,426
11,373,275
Transportation Infrastructure — 0.1%
BMO Capital Markets Corp. (Aeroports de
Paris), 12.56%, 04/27/23
(b)(e)
......... 31 6,988,299
Wireless Telecommunication Services — 0.1%
(b)(e)
Citigroup, Inc. (T-Mobile US, Inc.),
12.76%, 04/27/23 ................ 64 9,349,714
Royal Bank of Canada (Rogers
Communications, Inc.), 17.35%, 04/1 1/23 CAD 48 2,253,507
Royal Bank of Canada (Vodacom Group Ltd)
18.52%, 04/03/23 ................ GBP 2,827 3,125,091
20.72%, 05/25/23 ................ 3,883 4,289,028
19,017,340
Total Equity-Linked Notes — 11.4%
(Cost: $1,475,042,653) ........................... 1,476,294,660
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.40%
,
 05/25/28 ........... USD 2,268 1,942,110
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Floor
+ 4.25%), 9.40%
,
 05/25/28 .......... 399 341,688
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. LIBOR USD at 0.50% Floor
+ 3.50%), 8.56%
,
 08/03/29 .......... 602 587,805
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.50%),
8.41%
,
 04/06/26 ................. 2,381 2,321,604
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 3.50%),
8.41%
,
 04/06/26 ................. 1,280 1,247,950
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.59%
,
 02/01/28 ................. 1,930 1,901,486
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.65%
,
 02/01/29 ................ 1,118 1,084,339
TransDigm, Inc., Term Loan H, (3-mo. CME
Term SOFR + 3.25%), 8.15%
,
 02/22/27 .. 937 934,640
TransDigm, Inc., Term Loan I, (3-mo. CME
Term SOFR + 3.25%), 8.15%
,
 08/24/28 .. 2,472 2,462,937
12,824,559
Automobile Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (1-mo. LIBOR
USD + 3.25%), 8.09%
,
 04/10/28 ...... 592 589,800
Clarios Global LP, 1st Lien Term Loan, (1-mo.
LIBOR USD + 3.25%), 8.09%
,
 04/30/26 . 4,014 3,983,399
4,573,199
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
Dealer Tire Financial, LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.31%
,
 12/14/27
(a)
.......... USD 1,930 $ 1,914,001
Beverages — 0.0%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.25%
,
 01/24/29 ................. 5,333 4,676,932
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.00%
,
 01/24/30 ................ 1,845 1,376,057
6,052,989
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. LIBOR USD at 0.50%
Floor + 3.25%), 8.09%
,
 11/24/28 ...... 1,588 1,579,422
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 8.25%),
13.11%
,
 06/30/27 ................ 1,672 1,354,475
Pug LLC, Term Loan B, (1-mo. LIBOR USD +
3.50%), 8.34%
,
 02/12/27 ........... 3,620 2,609,012
Pug LLC, Term Loan B2, (1-mo. LIBOR USD at
0.50% Floor + 4.25%), 9.09%
,
 02/12/27
(f)
. 430 307,768
Sally Holdings LLC, Term Loan B, (1-mo. CME
Term SOFR + 2.50%), 7.31%
,
 02/28/30
(f)
. 630 627,638
Woof Holdings, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.53%
,
 12/21/27
(f)
................ 685 654,194
7,132,509
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Floor + 4.25%), 9.16%
,
 05/13/29 600 598,921
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 7.93%
,
 04/12/28 ........... 341 298,977
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
4.25% - 8.41%
,
 11/23/27 ............ 1,843 1,629,031
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.41%
,
 10/02/28 ........... 809 755,954
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(o)
............. 145 135,588
Jeld-Wen, Inc., Term Loan, (1-mo. LIBOR USD
+ 2.25%), 7.09%
,
 07/28/28 .......... 996 963,687
Wilsonart LLC, Term Loan E, (6-mo.
LIBOR USD at 1.00% Floor + 3.25%),
8.46%
,
 12/31/26 ................. 2,467 2,370,093
6,752,251
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.34%
,
 07/31/26 ................. 1,439 1,413,169
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B4, (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
7.90%
,
 12/20/29 ................. 1,197 1,197,853
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. LIBOR USD + 3.50%),
8.34%, 07/24/26 ............... 1,664 1,550,768
(1-mo. LIBOR USD at 0.75% Floor +
3.75%), 8.59%, 07/24/26 ......... 778 725,051

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Castlelake Aviation One DAC, Term Loan
(3-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.62%, 10/22/26 ......... USD 1,591 $ 1,574,074
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.78%, 10/22/27 ......... 701 690,289
CML Paradise Plaza, Term Loan, (1-mo. LIBOR
USD at 0.15% Floor + 3.60%), 0.00% -
8.18%
,
 01/01/28
(f)
................ 9,638 9,328,360
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.31%
,
 06/30/28 ........... 1,617 1,589,655
Greenhill & Co., Inc., Term Loan, (3-mo. LIBOR
USD + 3.25%), 8.20%
,
 04/12/24 ...... 968 944,205
Ion Trading Finance Ltd., Term Loan, (3-mo.
LIBOR USD + 4.75%), 9.91%
,
 04/01/28 . 715 671,901
Mercury Borrower, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 3.50%),
8.38%
,
 08/02/28 ................. 2,317 2,244,221
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(o)
..................... 556 496,682
22,426,228
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.59%
,
 09/30/28 ................. 1,283 1,155,111
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
3.75%), 8.59%
,
 11/24/27 ............ 941 915,779
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 2,533 2,485,804
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.91%
,
 12/29/27 ........... 761 576,601
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 8.96%
,
 10/04/29 ...... 1,708 1,614,513
Ecovyst Catalyst Technologies LLC, Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
2.50%), 7.33%
,
 06/09/28 ........... 1,631 1,615,198
Element Solutions, Inc., Term Loan B1,
(1-mo. CME Term SOFR + 2.00%),
6.81%
,
 01/31/26 ................. 2,197 2,192,453
HB Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.31%
,
 02/15/30 ................. 323 324,111
Herens Holdco SARL, Facility Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 4.00%),
9.16%
,
 07/03/28 ................. 1,387 1,281,599
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.41%
,
 02/18/30 ................. 638 633,783
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.42%
,
 10/15/28 ................. 1,916 1,855,093
Lummus Technology Holdings V LLC, Term
Loan B, (1-mo. LIBOR USD + 3.50%),
8.34%
,
 06/30/27 ................. 1,006 988,506
Messer Industries GmbH, Term Loan B1,
(3-mo. CME Term SOFR + 2.50%),
7.66%
,
 03/02/26 ................. 1,775 1,769,171
Momentive Performance Materials, Inc. Term
Loan, 03/29/28
(f)(o)
................ 2,100 2,052,750
Security
Par (000)
Par (000) Value
Chemicals (continued)
Oxea Holding Vier GMBH, Term Loan B2, (1-
mo. LIBOR USD + 3.25%), 8.00%
,
 10/14/24 USD 1,881 $ 1,823,337
Sparta US HoldCo LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.25%),
7.92%
,
 08/02/28 ................. 1,309 1,292,303
WR Grace Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.75%),
8.94%
,
 09/22/28 ................. 1,621 1,604,994
24,181,106
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.66%
,
 05/12/28 ................. 3,407 3,230,409
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.76% -
9.03%
,
 02/15/29 ................. 1,391 1,357,282
Aramark Intermediate HoldCo Corp., Term
Loan B3, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 03/11/25 ................. 1,950 1,942,688
Asplundh Tree Expert LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.59%
,
 09/07/27 . 2,260 2,245,459
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.31%
,
 11/30/28 ................. 1,881 1,870,706
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.31%
,
 11/30/28 ................. 142 141,543
GFL Environmental Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.91%
,
 05/31/27 ................. 1,264 1,263,277
LABL, Inc., Term Loan, 10/29/28
(o)
....... 663 641,763
PECF USS Intermediate Holding III Corp., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
4.25%), 9.09%
,
 12/15/28 ........... 1,176 985,992
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (3-mo. LIBOR USD at 0.75%
Floor + 2.75%), 7.52%
,
 09/23/26 ...... 1,944 1,935,727
Tempo Acquisition LLC, Term Loan B1, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.81%
,
 08/31/28 ................. 5,094 5,083,529
TruGreen LP, 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 4.00%),
8.84%
,
 11/02/27 ................. 1,951 1,798,476
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
9.92%
,
 07/30/28 ................. 1,328 1,265,134
23,761,985
Communications Equipment — 0.0%
(a)
Ciena Corporation, Term Loan, (1-mo. CME
Term SOFR + 2.50%), 7.19%
,
 01/18/30 .. 235 234,560
ViaSat, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.42%
,
 03/02/29 ................. 1,803 1,746,134
1,980,694
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.25%),
9.06% - 9.41%
,
 06/21/24 ........... 2,554 2,376,206
Hilton Washington Dupont Hotel, Term Loan,
(1-mo. LIBOR USD at 1.00% Floor +
2.50%), 7.35%
,
 04/25/23
(f)
........... 14,535 13,775,555

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Pike Corp., Term Loan, (1-mo. LIBOR USD +
3.00%), 7.85%
,
 01/21/28 ........... USD 981 $ 972,611
USIC Holdings, Inc., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.50%),
8.34%
,
 05/12/28 ................. 1,671 1,613,869
18,738,241
Construction Materials — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 6.91%
,
 01/15/27 ........... 1,619 1,607,942
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.81%
,
 03/08/29 ................ 748 641,724
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.50%
,
 04/29/29 ................. 1,179 1,133,881
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.12%
,
 09/22/28 ........... 1,279 1,270,846
TAMKO Building Products LLC, Term Loan,
(3-mo. CME Term SOFR + 3.00%), 7.78% -
7.99%
,
 05/29/26 ................. 355 344,987
4,999,380
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR + 2.00%),
6.91%, 09/13/26 ............... 1,682 1,672,005
(1-mo. CME Term SOFR + 2.75%),
7.66%, 11/22/28 ............... 1,051 1,047,790
2,719,795
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.67%
,
 12/01/27 ...... 3,494 3,444,582
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
8.78%
,
 08/14/26 ................. 1,091 1,080,483
Pactiv Evergreen, Inc., Term Loan B2, (1-mo.
LIBOR USD + 3.25%), 8.09%
,
 02/05/26 . 907 902,332
Tosca Services LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
8.42%
,
 08/18/27 ................. 1,215 932,719
Trident TPI Holdings, Inc., Term Loan B3, (3-
mo. LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 09/15/28 ................. 1,351 1,303,154
7,663,270
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.58%
,
 10/28/27
(a)
................ 1,450 1,355,431
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.41%
,
 12/11/28 ............ 1,004 924,916
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.66%
,
 12/10/29 ........... 1,629 1,398,220
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.17%
,
 11/24/28 ...... 1,645 1,616,980
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Sotheby's, Term Loan, (3-mo. LIBOR USD at
0.50% Floor + 4.50%), 9.33%
,
 01/15/27 . USD 2,773 $ 2,752,021
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.00%),
8.90%
,
 07/30/25 ................. 990 979,146
Veritas US, Inc., Term Loan B, (1-mo.
LIBOR USD at 1.00% Floor + 5.00%),
9.84%
,
 09/01/25 ................. 3,453 2,611,606
Wand Newco 3, Inc., 1st Lien Term Loan B1, (1-
mo. LIBOR USD + 2.75%), 7.59%
,
 02/05/26 2,622 2,567,817
WCG Purchaser Corp., 1st Lien Term Loan, (3-
mo. LIBOR USD at 1.00% Floor + 4.00%),
8.95%
,
 01/08/27 ................. 1,318 1,243,367
14,094,073
Diversified REITs — 0.0%
RHP Hotel Properties LP, Term Loan B, (1-mo.
LIBOR USD + 2.00%), 6.85%
,
 05/11/24
(a)
2,229 2,223,897
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
7.58%, 07/15/25 ............... 940 921,885
(3-mo. LIBOR USD + 2.75%),
7.58%, 01/31/26 ............... 461 452,116
Cablevision Lightpath LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
7.93%
,
 11/30/27 ................. 200 197,314
Connect Finco SARL, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.35%
,
 12/11/26 ................. 5,635 5,592,468
Consolidated Communications, Inc., Term Loan
B1, (1-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.38%
,
 10/02/27 ........... 1,328 1,043,514
Frontier Communications Holdings LLC, Term
Loan B, (1-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.63%
,
 05/01/28 .......... 1,338 1,267,214
Iridium Satellite LLC, Term Loan B2, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.41%
,
 11/04/26 ................. 2,072 2,068,008
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
6.67%
,
 03/01/27 ................. 1,520 1,278,062
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.17%
,
 03/15/27 ................. 1,769 1,161,908
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.25%),
9.09% - 9.20%
,
 09/01/28 ........... 1,173 951,213
Radiate Holdco LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 09/25/26 ................. 2,667 2,172,356
Virgin Media Bristol LLC, Facility Term
Loan N, (1-mo. LIBOR USD + 2.50%),
7.18%
,
 01/31/28 ................. 462 453,971
Virgin Media Bristol LLC, Facility Term
Loan Q, (1-mo. LIBOR USD + 3.25%),
7.93%
,
 01/31/29 ................. 795 785,166
Zayo Group Holdings, Inc., Term Loan, (1-mo.
LIBOR USD + 3.00%), 7.84%
,
 03/09/27 . 4,819 3,901,596
22,246,791

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities — 0.0%
Calpine Construction Finance Co. LP, Term
Loan B, (1-mo. LIBOR USD + 2.00%),
6.84%
,
 01/15/25
(a)
................ USD 779 $ 777,149
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
4.75%), 9.91%
,
 06/23/28 ........... 1,663 1,583,371
Graftech International Ltd., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
7.84%
,
 02/12/25
(f)
................ 545 542,514
2,125,885
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
7.67%
,
 07/02/29
(a)
................ 1,242 1,228,451
Energy Equipment & Services — 0.0%
(a)
Lealand Finance Co. BV, Term Loan
(1-mo. LIBOR USD + 3.00%),
7.84%, 06/28/24 ............... 41 27,724
(1-mo. LIBOR USD + 1.00%),
5.84%, 06/30/25 ............... 405 266,452
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.06%
,
 10/05/28 . 2,962 2,906,813
3,200,989
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (1-mo. LIBOR USD + 3.00%),
7.68%
,
 04/22/26 ................. 1,781 1,295,733
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.15%
,
 03/08/30 ........... 883 871,963
City Football Group Ltd., Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
7.78%
,
 07/21/28 ................. 2,015 1,916,610
Creative Artists Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.31%
,
 11/27/28 ................. 1,582 1,574,754
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.06%
,
 01/15/30 ................. 1,308 1,308,549
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
6.61%
,
 10/19/26
(f)
................ 4,465 4,409,485
NASCAR Holdings LLC, Term Loan, (1-mo.
LIBOR USD + 2.50%), 7.34%
,
 10/19/26 . 407 406,312
Playtika Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 2.75%), 7.59%
,
 03/13/28 . 1,942 1,926,792
Renaissance Holding Corp., 1st Lien Term
Loan, (1-mo. LIBOR USD + 3.25%),
8.09%
,
 03/15/30 ................. 317 307,459
SMG US Midco 2, Inc., 1st Lien Term Loan, (3-
mo. LIBOR USD + 2.50%), 7.33%
,
 01/23/25 1,315 1,298,420
UFC Holdings LLC, 1st Lien Term Loan B3, (3-
mo. LIBOR USD at 0.75% Floor + 2.75%),
7.57%
,
 04/29/26 ................. 1,637 1,626,331
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. LIBOR USD
+ 2.75%), 7.60%
,
 05/18/25 .......... 3,290 3,258,919
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp., Term Loan G, (1-mo.
LIBOR USD + 2.13%), 6.97%
,
 01/20/28 . USD 2,952 $ 2,914,382
23,115,709
Financial Services — 1.1%
(a)
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.17%
,
 08/15/28
(f)
1,780 1,691,095
Belron Finance LLC, Term Loan, (3-mo. LIBOR
USD + 2.25%), 7.06%
,
 10/30/26
(f)
...... 1,289 1,285,866
Belron Group SA, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.43%),
7.30%
,
 04/13/28 ................. 787 784,055
CML Hyatt Lost Pines, Term Loan, (1-mo.
LIBOR USD + 3.55%), 8.01%
,
 01/01/28
(f)
. 10,600 10,373,212
CML La Quinta Resort, Term Loan, (1-
mo. LIBOR USD + 3.00%), 0.00% -
7.59%
,
 01/01/38
(f)
................ 8,836 8,548,042
CML ST Regis Aspen, Term Loan, (3-mo.
LIBOR USD at 0.10% Floor + 2.90%),
0.00% - 7.46%
,
 01/01/28
(f)
........... 11,991 11,519,225
Colorado Plaza, Term Loan, (1-mo. LIBOR
USD + 0.00%), 0.00%
,
 05/15/24
(e)(f)(l)
.... 7,906 3,969,883
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.65%
,
 04/09/27 ...... 4,947 4,781,897
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 11.91%
,
 04/07/28 ........... 1,440 1,318,795
Houston Center, Term Loan, (1-mo. LIBOR
USD + 2.10%), 6.78%
,
 01/09/24
(f)
...... 42,968 37,242,301
Lions Gate Capital Holdings LLC, Term
Loan B, (1-mo. LIBOR USD + 2.25%),
7.09%
,
 03/24/25 ................. 2,429 2,385,333
Park Avenue Tower, Term Loan, (1-mo. LIBOR
USD + 2.17%), 0.00% - 7.34%
,
 04/09/23
(f)
31,329 30,650,547
Sheraton Austin, Term Loan, (1-mo. LIBOR
USD at 0.25% Floor + 3.48%), 0.00% -
8.14%
,
 01/01/28
(f)
................ 8,491 8,188,922
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.58%
,
 12/11/26 ...... 3,147 3,025,054
The Vinoy St. Petersburg, Term Loan, (1-mo.
LIBOR USD at 0.39% Floor + 2.67%),
0.00% - 7.40%
,
 01/01/38
(f)
........... 11,475 11,053,711
Travelport Finance SARL, 1st Lien Term
Loan, (3-mo. LIBOR USD + 5.00%),
9.73%
,
 05/29/26 ................. 1,314 736,590
UPC Financing Partnership, Facility Term
Loan AX, (1-mo. LIBOR USD + 2.93%),
7.61%
,
 01/31/29 ................. 646 632,076
WEX, Inc., Term Loan B, (1-mo. LIBOR USD +
2.25%), 7.09%
,
 03/31/28 ........... 1,029 1,020,644
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.56%
,
 10/19/27 ........... 1,642 1,620,526
140,827,774
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD + 3.75%),
8.59%
,
 10/01/25 ................. 1,797 1,576,885

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Food Products (continued)
B&G Foods, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.50%), 7.34%
,
 10/10/26 ...... USD 179 $ 173,867
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.42%
,
 10/25/27
(f)
................ 4,000 3,960,003
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (3-mo. LIBOR USD + 2.25%),
7.41%
,
 01/29/27 ................. 3,994 3,931,712
H-Food Holdings LLC, Term Loan, (1-mo.
LIBOR USD + 3.69%), 8.53%
,
 05/23/25 . 484 412,907
Hostess Brands LLC, 1st Lien Term Loan B, (3-
mo. LIBOR USD at 0.75% Floor + 2.25%),
7.08%
,
 08/03/25 ................. 1,507 1,505,892
Nomad Foods Ltd., Facility Term Loan B2,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.23%
,
 11/12/29 ............ 798 796,280
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.33%
,
 06/08/28 ........... 2,353 2,329,351
Triton Water Holdings, Inc., 1st Lien Term
Loan, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.66%
,
 03/31/28 ........... 2,745 2,452,936
Utz Quality Foods LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.00%),
7.92%
,
 01/20/28 ................. 2,908 2,889,914
20,029,747
Ground Transportation — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 4.75%), 9.45%
,
 04/06/28 ...... 502 483,929
Avis Budget Car Rental LLC, Term Loan B, (1-
mo. LIBOR USD + 1.75%), 6.60%
,
 08/06/27 1,126 1,104,217
Uber Technologies, Inc., Term Loan, (3-mo.
CME Term SOFR + 2.75%), 7.66% -
7.87%
,
 03/03/30 ................. 2,259 2,252,415
3,840,561
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 11/03/28 ................. 2,638 2,530,618
Femur Buyer, Inc., 1st Lien Term Loan, (3-mo.
LIBOR USD + 4.50%), 9.66%
,
 03/05/26 . 849 757,824
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.17%
,
 05/04/28 ................. 887 884,705
Medline Borrower LP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 10/23/28 ................. 5,249 5,112,161
9,285,308
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.09%
,
 09/29/28 ........... 1,623 1,605,438
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.13%
,
 11/08/27 ............ 1,588 1,559,652
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
7.84%
,
 11/01/28 ................. 2,296 2,259,508
Envision Healthcare Corp., Term Loan
(3-mo. CME Term SOFR at 1.00% Floor +
4.25%), 9.15%, 03/31/27 ......... 1,843 437,680
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
(3-mo. CME Term SOFR at 1.00% Floor +
7.88%), 12.92%, 03/31/27 ......... USD 352 $ 291,966
EyeCare Partners LLC, 1st Lien Term Loan
(1-mo. LIBOR USD + 3.75%),
8.59%, 02/18/27 ............... 1,333 1,081,290
(1-mo. LIBOR USD at 0.50% Floor +
3.75%), 8.59%, 11/15/28 .......... 415 335,348
EyeCare Partners LLC, 2nd Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
6.75%), 11.59%
,
 11/15/29 ........... 611 461,353
MED ParentCo. LP, 1st Lien Term Loan, (1-mo.
LIBOR USD + 4.25%), 9.09%
,
 08/31/26 . 1,843 1,610,986
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.24%
,
 11/01/28 ...... 1,326 1,287,069
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 11.99%
,
 11/01/29 ...... 404 365,620
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. LIBOR USD at 0.50% Floor +
2.75%), 7.59%
,
 10/27/28 ........... 1,609 1,601,722
PetVet Care Centers LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
3.50%), 8.34%
,
 02/14/25 ........... 73 70,616
Surgery Center Holdings, Inc., Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 3.75%),
8.46%
,
 08/31/26 ................. 602 597,895
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.11%
,
 05/16/29 ................. 348 347,622
13,913,765
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 392 366,726
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.26%
,
 02/15/29 ................. 3,193 2,985,211
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.00%),
9.16%
,
 06/02/28 ................. 4,102 3,731,889
Verscend Holding Corp., Term Loan B1, (1-mo.
LIBOR USD + 4.00%), 8.84%
,
 08/27/25 . 2,730 2,724,139
9,807,965
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 11/19/26 ................. 2,961 2,929,110
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD + 3.75%),
8.59%
,
 02/02/26 ................. 1,355 1,290,948
Bally's Corp., Facility Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
7.96%
,
 10/02/28 ................. 998 950,860
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%
,
 02/06/30 ........... 1,232 1,224,128
Carnival Corp., Term Loan, (1-mo. LIBOR USD
at 0.75% Floor + 3.00%), 7.84%
,
 06/30/25 2,315 2,279,371
Churchill Downs, Inc., Term Loan B, (1-mo.
LIBOR USD + 2.00%), 6.85%
,
 03/17/28 . 1,667 1,654,736
CML Lake Tahoe Resort Hotel, Term Loan,
(1-mo. LIBOR USD + 2.90%), 0.00% -
7.47%
,
 01/01/38
(f)
................ 5,272 5,079,962

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.81%
,
 01/27/29 ........... USD 5,269 $ 5,178,953
Flutter Entertainment plc, Term Loan, (3-mo.
LIBOR USD + 2.25%), 7.41%
,
 07/21/26 . 2,060 2,055,819
Flutter Entertainment plc, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.41%
,
 07/22/28 ................. 1,943 1,940,709
Four Seasons Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%
,
 11/30/29 ............ 3,678 3,674,166
Hilton Worldwide Finance LLC, Term Loan
B2, (1-mo. CME Term SOFR + 1.75%),
6.64%
,
 06/22/26 ................. 3,294 3,288,434
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
7.91%
,
 12/15/27 ................. 2,968 2,913,727
Light and Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.96%
,
 04/14/29 ........... 1,376 1,362,991
Packers Holdings LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 03/09/28 ................. 1,119 1,009,229
Penn Entertainment, Inc., Facility Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.66%
,
 05/03/29 ........... 1,944 1,936,729
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.99%
,
 01/05/29 ................. 485 481,299
Seaworld Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.00%), 7.88%
,
 08/25/28 ........... 1,114 1,108,125
Station Casinos LLC, Facility Term Loan B1, (1-
mo. LIBOR USD at 0.25% Floor + 2.25%),
7.10%
,
 02/08/27 ................. 2,377 2,354,648
Whatabrands LLC, Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 08/03/28 ................. 2,541 2,510,863
Wyndham Hotels & Resorts, Inc., Term
Loan B, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 05/30/25 ................. 913 912,306
46,137,113
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 4.25%),
9.41%
,
 05/17/28 ................. 1,617 1,278,970
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.37%
,
 02/26/29 ........... 2,925 2,618,209
Serta Simmons Bedding LLC, Term Loan, (1-
mo. LIBOR USD at 1.00% Floor + 7.50%),
12.27%
,
 08/10/23 ................ 946 926,272
SWF Holdings I Corp., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 4.00%),
8.75%
,
 10/06/28 ................. 639 535,315
Weber-Stephen Products LLC, Term Loan
B, (1-mo. LIBOR USD at 0.75% Floor +
3.25%), 8.09%
,
 10/30/27
(f)
........... 2,924 2,505,074
7,863,840
Security
Par (000)
Par (000) Value
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.58%
,
 09/29/28 ................. USD 1,862 $ 1,853,650
Energizer Holdings, Inc., Term Loan, 12/22/27
(o)
655 648,450
Spectrum Brands, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.00%),
6.96%
,
 03/03/28 ................. 836 827,579
3,329,679
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.46%
,
 12/15/27
(a)
.......... 1,477 1,467,651
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B4, (1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.28%
,
 11/05/27 ............ 1,996 1,970,448
Alliant Holdings Intermediate LLC, Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.35%
,
 11/05/27 .......... 4,099 4,045,492
AmWINS Group, Inc., Term Loan
(1-mo. LIBOR USD at 0.75% Floor +
2.25%), 7.09%, 02/19/28 ......... 2,401 2,368,608
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.66%, 02/19/28 ......... 481 477,790
AssuredPartners, Inc., Term Loan
(1-mo. LIBOR USD + 3.50%),
8.34%, 02/12/27 ............... 3,765 3,720,559
Hub International Ltd., Term Loan
(3-mo. LIBOR USD + 3.00%),
7.82%, 04/25/25 ............... 1,594 1,587,876
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.73%, 11/10/29 .......... 657 654,644
Hub International Ltd., Term Loan B3, (3-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.06%
,
 04/25/25 ................. 4,727 4,710,482
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.91%
,
 09/01/27 ................. 2,245 2,237,005
USI, Inc., Term Loan
(3-mo. LIBOR USD + 3.25%),
8.41%, 12/02/26 ............... 782 780,495
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.65%, 11/22/29 .......... 2,887 2,872,739
25,426,138
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (3-mo.
LIBOR USD at 0.75% Floor + 2.75%),
7.91%
,
 06/26/28 ................. 1,576 1,561,689
Camelot US Acquisition 1 Co., Term Loan
(1-mo. LIBOR USD + 3.00%),
7.84%, 10/30/26 ............... 4,154 4,142,374
GoodRx, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD + 2.75%), 7.59%
,
 10/10/25 . 654 648,577
Grab Holdings, Inc., Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 4.50%),
9.35%
,
 01/29/26 ................. 1,048 1,041,370
7,394,010
IT Services — 0.1%
(a)
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
LIBOR USD + 5.25%), 10.09%
,
 01/31/28 . 1,906 1,580,074
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
LIBOR USD + 5.25%), 10.09%
,
 01/20/29 . 1,418 1,165,596

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
IT Services (continued)
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.16%
,
 08/19/28 ..... USD 207 $ 191,411
Asurion LLC, Term Loan B8, (1-mo. LIBOR
USD + 3.25%), 8.09%
,
 12/23/26 ...... 1,491 1,380,007
Epicor Software Corp., 2nd Lien Term Loan, (1-
mo. LIBOR USD at 1.00% Floor + 7.75%),
12.59%
,
 07/31/28 ................ 1,398 1,379,071
Epicor Software Corp., Term Loan C, (1-mo.
LIBOR USD at 0.75% Floor + 3.25%),
8.09%
,
 07/30/27 ................. 1,108 1,086,715
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.00%
,
 10/01/27 ........... 2,633 2,508,043
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.06%
,
 11/09/29 ................. 1,402 1,399,862
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. LIBOR USD + 2.00%),
6.84%
,
 08/10/27 ................. 1,577 1,570,094
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 8.56%
,
 02/24/28 ........... 3,684 3,632,421
Venga Finance SARL, Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.70%
,
 06/28/29 ................. 1,023 974,854
16,868,148
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.84%
,
 12/01/28
(f)
........... 1,105 1,002,553
Topgolf Callaway Brands Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.26%
,
 03/15/30 ........... 1,144 1,135,603
2,138,156
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.09%
,
 11/08/27 ................. 1,849 1,845,022
Catalent Pharma Solutions, Inc., Term Loan
B3, (1-mo. LIBOR USD at 0.50% Floor +
2.00%), 6.81%
,
 02/22/28 ........... 2,227 2,205,123
Curia Global, Inc., First Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.53%
,
 08/30/26 ................. 201 170,381
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 1.00% Floor +
4.50%), 9.34%
,
 02/04/27 ........... 1,990 1,877,214
Icon plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.00%, 07/03/28 ......... 648 646,283
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.41%, 07/03/28 ......... 2,448 2,439,584
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.63%
,
 10/19/27 ........... 2,264 2,249,962
Parexel International, Inc., 1st Lien Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.25%), 8.09%
,
 11/15/28 ............ 3,258 3,216,697
14,650,266
Security
Par (000)
Par (000) Value
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 5.25%),
9.57%
,
 08/17/26 ................. USD 1,463 $ 1,421,094
Columbus McKinnon Corp., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.94%
,
 05/14/28 ................. 362 359,115
Filtration Group Corp., Term Loan
(1-mo. LIBOR USD + 3.00%),
7.84%, 03/31/25 ............... 1,972 1,963,929
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%, 10/21/28 ......... 1,626 1,599,809
Fluidra SA, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
6.91%
,
 01/29/29 ................. 552 542,744
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
6.66%
,
 03/01/27 ................. 1,097 1,091,730
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.41%
,
 03/31/27 ................. 2,362 2,344,992
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. LIBOR USD + 3.00%),
8.15%
,
 03/28/25 ................. 3,258 3,080,621
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.40%
,
 11/22/29 ................. 1,633 1,618,417
Ingersoll-Rand Services Co., Term Loan
B1, (1-mo. CME Term SOFR + 1.75%),
6.66%
,
 03/01/27 ................. 2,260 2,249,630
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 2,324 2,208,070
SPX Flow, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.41%
,
 04/05/29 ................. 1,758 1,673,062
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.60%
,
 07/30/27 ........... 2,928 2,848,532
Vertiv Group Corp., Term Loan B, (1-mo.
LIBOR USD + 2.75%), 7.42%
,
 03/02/27 . 2,609 2,550,856
25,552,601
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.06%
,
 03/03/25
(a)
.......... 1,403 1,343,156
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(p)
............... 1,105 1,151,956
Cable One, Inc., Term Loan B4, (1-mo. LIBOR
USD + 2.00%), 6.84%
,
 05/03/28
(a)
..... 1,225 1,191,485
Charter Communications Operating LLC, Term
Loan B1, (1-mo. CME Term SOFR + 1.75%),
6.56%
,
 04/30/25
(a)
................ 1,537 1,535,001
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.33%
,
 08/21/26
(a)
................ 3,107 2,887,104
CMG Media Corp., 1st Lien Term Loan
B, (3-mo. LIBOR USD + 3.50%),
8.66%
,
 12/17/26
(a)
................ 1,030 907,635
Cogeco Communications Finance LP, Term
Loan B, (1-mo. LIBOR USD at 0.50% Floor
+ 2.50%), 7.34%
,
 09/01/28
(a)
......... 1,620 1,596,826

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC, Term Loan
(a)
(1-mo. LIBOR USD + 2.25%),
6.93%, 07/17/25 ............... USD 1,015 $ 966,387
(1-mo. LIBOR USD + 2.50%),
7.18%, 04/15/27 ............... 1,841 1,620,852
DirecTV Financing LLC, Term Loan, (1-mo.
LIBOR USD at 0.75% Floor + 5.00%),
9.84%
,
 08/02/27
(a)
................ 2,348 2,254,572
Eagle Broadband Investments LLC, Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
3.00%), 8.19%
,
 11/12/27
(a)
.......... 658 644,302
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. LIBOR USD at 1.00% Floor +
3.25%), 8.10%
,
 12/01/23
(a)
.......... 1,635 1,141,174
Midcontinent Communications, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.56%
,
 08/15/26
(a)(f)
............... 1,168 1,161,953
Nexstar Media, Inc., Term Loan B4, (1-mo.
LIBOR USD + 2.50%), 7.34%
,
 09/18/26
(a)
509 507,611
Sinclair Television Group, Inc., Term Loan
B3, (1-mo. LIBOR USD + 3.00%),
7.85%
,
 04/01/28
(a)
................ 674 610,392
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.05%
,
 05/11/29
(a)(f)
............... 1,522 1,498,680
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. LIBOR USD + 2.50%),
7.18%
,
 04/30/28
(a)
................ 1,197 1,180,374
22,199,460
Metals & Mining — 0.0%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.16%
,
 03/08/24
(a)
.......... 4,641 4,193,356
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (3-mo. LIBOR USD at
1.00% Floor + 9.00%), 13.82%
,
 11/01/25 . 2,183 2,312,168
Freeport LNG investments LLLP, Term Loan
B, (3-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.31%
,
 12/21/28 ........... 3,966 3,832,724
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.36%
,
 09/19/29 ........... 320 316,061
Medallion Midland Acquisition LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.91%
,
 10/18/28 ........... 2,576 2,537,727
Murphy Oil USA, Inc., Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 1.75%),
6.43%
,
 01/31/28 ................. 900 900,537
9,899,217
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
LIBOR USD at 0.75% Floor + 4.75%),
9.56%
,
 04/20/28 ................. 2,258 2,289,703
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.37%
,
 08/11/28 .. 2,293 2,283,960
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 3.50%),
8.26%, 01/29/27 ............... 810 789,501
(6-mo. CME Term SOFR + 2.75%),
8.15%, 02/15/28 ............... 2,495 2,434,571
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Mileage Plus Holdings LLC, Term Loan, (3-mo.
LIBOR USD at 1.00% Floor + 5.25%),
10.21%
,
 06/21/27 ................ USD 2,801 $ 2,902,553
United AirLines, Inc., Term Loan B, (3-mo.
LIBOR USD at 0.75% Floor + 3.75%),
8.57%
,
 04/21/28 ................. 2,471 2,449,749
WestJet Airlines Ltd., Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
7.86%
,
 12/11/26 ................. 1,003 958,661
14,108,698
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. LIBOR USD at 0.75% Floor
+ 3.75%), 8.91%
,
 10/01/26
(a)
......... 6,524 6,454,537
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan, (1-
mo. LIBOR USD + 3.50%), 8.38%
,
 05/04/25 1,386 1,313,676
Amynta Agency Borrower, Inc., Term
Loan B, (3-mo. LIBOR USD + 5.00%),
9.99%
,
 02/28/28 ................. 886 848,123
Bausch Health Cos., Inc., Term Loan,
02/01/27
(o)
..................... 1,215 899,647
Elanco Animal Health, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
6.41%
,
 08/01/27 ................. 2,227 2,175,784
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 05/05/28 ................. 2,624 2,611,835
Organon & Co., Term Loan, (3-mo. LIBOR USD
at 0.50% Floor + 3.00%), 8.00%
,
 06/02/28 1,764 1,761,495
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.16%
,
 04/20/29 ................. 1,092 1,082,197
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.16%
,
 11/18/27
(f)
........... 1,979 1,901,870
12,594,627
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.61%
,
 02/04/28 ................. 1,632 1,624,702
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.38%
,
 06/02/28 ................. 4,224 3,592,046
Dun & Bradstreet Corp. (The), Term Loan, (1-
mo. LIBOR USD + 3.25%), 8.10%
,
 02/06/26 5,943 5,926,035
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.04%
,
 01/18/29 ................. 1,482 1,470,174
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.25%
,
 06/22/29 ...... 720 710,577
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.25%
,
 06/22/29 ................. 1,561 1,539,583
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. LIBOR USD +
1.75%), 6.59%
,
 04/28/28 ........... 1,084 1,076,119

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Professional Services (continued)
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.56%
,
 04/29/29 ........... USD 2,418 $ 2,133,753
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.59%
,
 07/11/25 ................. 652 646,220
Maximus, Inc., Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.00%), 0.00% -
7.23%
,
 05/28/28 ................. 642 638,729
Trans Union LLC, Term Loan B5, (1-mo. LIBOR
USD + 1.75%), 6.59%
,
 11/16/26 ....... 1,504 1,491,216
Trans Union LLC, Term Loan B6, (1-mo.
LIBOR USD at 0.50% Floor + 2.25%),
7.09%
,
 12/01/28 ................. 2,025 2,006,916
VS Buyer LLC, Term Loan, (2-mo. CME Term
SOFR + 3.00%), 7.70%
,
 02/28/27 ..... 3,262 3,223,673
26,079,743
Real Estate Management & Development — 0.0%
(a)
Cushman & Wakefield US Borrower LLC,
Term Loan, (1-mo. LIBOR USD + 2.75%),
7.59%
,
 08/21/25 ................. 1,339 1,303,168
Cushman & Wakefield US Borrower LLC, Term
Loan, (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.16%
,
 01/31/30
(f)
..... 1,891 1,820,370
3,123,538
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.61%
,
 08/17/29 ................. 1,579 1,568,030
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.40%
,
 12/02/28 ................. 822 812,712
2,380,742
Software — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.40%
,
 09/18/26 ........... 969 965,767
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.65%
,
 09/17/27 ........... 805 803,591
Boxer Parent Co., Inc., Term Loan, (1-mo.
LIBOR USD + 3.75%), 8.59%
,
 10/02/25 . 1,300 1,281,787
CCC Intelligent Solutions, Inc., Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 2.25%),
7.09%
,
 09/21/28 ................. 2,255 2,233,001
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.15%
,
 07/06/29 ................. 2,249 2,239,420
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.50%
,
 03/30/29 ........... 5,526 5,010,258
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.66%
,
 10/08/28
(f)
................ 666 634,632
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 6.00%),
10.91%
,
 10/08/29 ................ 1,527 1,346,310
Delta Topco, Inc., 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.16%
,
 12/01/28 ................ 394 333,915
Security
Par (000)
Par (000) Value
Software (continued)
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
6.91%
,
 09/12/29 ................. USD 1,478 $ 1,461,671
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. LIBOR USD at 0.75% Floor +
4.00%), 8.84%
,
 12/01/27 ........... 3,343 3,287,720
Informatica LLC, Term Loan, (1-mo. LIBOR
USD + 2.75%), 7.63%
,
 10/27/28 ...... 3,171 3,141,900
Instructure Holdings, Inc., Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 2.75%),
7.85%
,
 10/30/28
(f)
................ 1,039 1,031,354
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
9.58%
,
 07/27/28 ................. 1,843 1,512,976
Magenta Buyer LLC, 2nd Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 8.25%),
13.08%
,
 07/27/29 ................ 2,926 2,164,871
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.52%
,
 03/01/29 ................. 2,724 2,554,137
MH Sub I LLC, 1st Lien Term Loan
(1-mo. LIBOR USD + 3.75%),
8.59%, 09/13/24 ............... 3,258 3,197,705
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.06%
,
 02/23/29 ................ 2,419 2,209,700
Proofpoint, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.09%
,
 08/31/28 ................. 4,545 4,435,578
RealPage, Inc., 1st Lien Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.00%),
7.84%
,
 04/24/28 ................. 5,305 5,136,983
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.00%),
7.68%
,
 08/01/25 ................. 1,289 1,286,162
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.66%
,
 10/07/27 ................. 2,589 2,555,522
SS&C Technologies Holdings, Inc., Term
Loan B3, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 04/16/25 ................. 954 950,479
SS&C Technologies Holdings, Inc., Term
Loan B4, (1-mo. LIBOR USD + 1.75%),
6.59%
,
 04/16/25 ................. 846 842,839
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.03%, 05/04/26 ......... 665 647,484
(3-mo. CME Term SOFR + 3.75%),
8.58%, 05/04/26 ............... 1,303 1,280,002
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.03%
,
 05/03/27 ................ 1,583 1,512,968
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.40%
,
 07/20/28 ........... 290 285,204
ZoomInfo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
7.66%
,
 02/28/30 ................. 388 387,057
54,730,993
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(1-mo. LIBOR USD + 4.00%),
8.84%, 02/07/25 ............... 1,320 1,258,891

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
(1-mo. LIBOR USD at 0.50% Floor +
4.25%), 8.98% - 9.09%, 03/31/26 .... USD 1,456 $ 1,388,187
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Floor + 4.00%), 8.92%
,
 05/04/28 . 2,797 2,736,727
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
8.66%
,
 02/11/28 ................. 2,593 2,571,795
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
6.91%
,
 08/04/28 ................. 1,672 1,665,242
Restoration Hardware, Inc., Term Loan
(1-mo. LIBOR USD at 0.50% Floor +
2.50%), 7.34%, 10/20/28 ......... 669 624,923
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%, 10/20/28 ......... 592 555,580
RVR Dealership Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.55%
,
 02/08/28 ........... 202 171,000
10,972,345
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.41%
,
 02/20/29 ................. 1,230 1,224,705
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.56%
,
 03/08/30
(f)
................ 513 510,435
1,735,140
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (3-mo.
CME Term SOFR + 2.50%), 7.39% -
7.42%
,
 07/27/28
(f)
................ 3,583 3,556,371
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.16%, 06/02/28 ......... 680 654,540
(1-mo. LIBOR USD at 0.50% Floor +
3.50%), 8.34%, 06/02/28 ......... 2,843 2,739,709
TMK Hawk Parent Corp., Term Loan A, (3-mo.
LIBOR USD at 1.00% Floor + 7.50%),
12.46%
,
 05/30/24
(f)
............... 851 824,470
TMK Hawk Parent Corp., Term Loan B, (3-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.46%
,
 08/28/24
(f)
................ 2,028 1,135,683
8,910,773
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 2.75%),
7.59%
,
 09/22/28 ................. 1,300 1,284,994
KKR Apple Bidco LLC, 2nd Lien Term Loan, (1-
mo. LIBOR USD at 0.50% Floor + 5.75%),
10.59%
,
 09/21/29 ................ 421 411,422
OLA Netherlands BV, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.11%
,
 12/15/26
(f)
................ 1,411 1,333,318
3,029,734
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (1-mo. LIBOR USD + 3.25%),
8.08%
,
 05/27/24 ................. 907 814,909
Gogo Intermediate Holdings LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.70%
,
 04/30/28 ........... 960 951,151
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, Term Loan, (1-mo.
LIBOR USD + 1.75%), 6.60%
,
 04/11/25 .. USD 1,666 $ 1,664,053
3,430,113
Total Floating Rate Loan Interests — 5.8%
(Cost: $779,487,606) ............................. 748,464,320
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................ 1,640 1,547,032
3.75%, 01/15/31
(b)
................ 1,175 1,076,080
Empresa Nacional del Petroleo, 4.38%
,
10/30/24
(c)
..................... 4,680 4,544,865
7,167,977
China — 0.0%
Industrial & Commercial Bank of China Ltd., (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a)(c)(k)
. 1,020 953,700
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 4,791 4,583,789
4.63%, 11/02/31 ................. 1,797 1,374,076
8.88%, 01/13/33 ................. 3,097 3,124,099
5.88%, 05/28/45 ................. 2,181 1,493,985
10,575,949
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 500 481,247
France — 0.0%
Electricite de France SA
(a)(c)(k)
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88% ................ 600 544,279
(5-Year EUR Swap Annual + 3.20%), 3.00% 1,000 885,755
(5-Year EUR Swap Annual + 3.97%), 3.38% 3,000 2,420,604
3,850,638
Indonesia — 0.0%
(c)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. USD 1,433 1,332,848
Pertamina Persero PT, 3.10%
,
08/27/30 ... 3,437 3,024,938
4,357,786
Ireland — 0.1%
AIB Group plc
(a)
(5-Year EUR Swap Annual + 5.70%),
5.25%
(c)(k)
.................... EUR 6,679 6,500,930
(3-mo. LIBOR USD + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,700 2,642,281
(5-Year EUR Swap Annual + 6.63%),
6.25%
(c)(k)
.................... EUR 5,453 5,402,934
14,546,145
Italy — 0.0%
(a)(c)
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26 ... 1,375 1,460,842
Poste Italiane SpA, (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(k)
........ 1,275 1,055,880
2,516,722
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,634 1,608,775
4.69%, 05/15/29
(b)
................ 1,647 1,464,595

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Mexico (continued)
Petroleos Mexicanos
6.88%, 08/04/26 ................. USD 520 $ 491,348
8.75%, 06/02/29 ................. 1,547 1,430,047
5.95%, 01/28/31 ................. 4,148 3,156,213
6.70%, 02/16/32 ................. 4,313 3,419,347
6.75%, 09/21/47 ................. 4,633 2,994,076
14,564,401
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 3,152 2,992,036
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 3,521 2,798,755
5.13%, 08/11/61 ................. 1,725 1,329,112
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 1,976 1,818,538
5,946,405
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... 330 321,337
Total Foreign Agency Obligations — 0.5%
(Cost: $77,752,585) .............................. 68,274,343
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................. 1,445 1,491,963
5.45%, 09/16/32 ................. 1,684 1,502,970
2,994,933
Chile — 0.0%
Republic of Chile, 3.10%
,
05/07/41 ....... 5,033 3,766,257
Colombia — 0.1%
Republic of Colombia
4.50%, 01/28/26 ................. 3,123 2,991,834
3.88%, 04/25/27 ................. 2,562 2,325,495
3.25%, 04/22/32 ................. 1,997 1,485,768
8.00%, 04/20/33 ................. 4,579 4,695,765
4.13%, 05/15/51 ................. 1,110 685,980
12,184,842
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 2,355 2,313,493
5.50%, 02/22/29
(b)
................ 3,020 2,835,591
5.50%, 02/22/29
(c)
................ 1,982 1,860,974
7.05%, 02/03/31
(b)
................ 1,510 1,518,494
4.88%, 09/23/32
(b)
................ 1,888 1,601,024
5.30%, 01/21/41
(c)
................ 1,898 1,477,237
11,606,813
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 ................. 2,689 2,118,932
6.38%, 04/11/31 ................. EUR 1,052 678,689
2,797,621
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(c)
................ USD 1,020 991,185
5.25%, 08/10/29
(b)
................ 1,535 1,491,636
5.38%, 04/24/32
(b)
................ 1,693 1,637,766
3.70%, 10/07/33
(c)
................ 2,891 2,398,265
4.65%, 10/07/41
(b)
................ 3,043 2,479,665
8,998,517
Security
Par (000)
Par (000) Value
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. USD 578 $ 577,566
5.25%, 06/16/29
(b)
................ 4,505 4,409,269
4,986,835
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 1,621 1,611,047
Republic of Indonesia, 4.75%
,
02/11/29 .... 1,527 1,542,438
3,153,485
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
. 4,941 4,728,537
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. 1,400 1,348,200
4.50%, 04/22/29 ................. 3,527 3,451,170
4.88%, 05/19/33 ................. 615 589,477
6.35%, 02/09/35 ................. 770 819,280
4.75%, 03/08/44 ................. 2,402 2,039,148
4.35%, 01/15/47 ................. 3,898 3,071,624
11,318,899
Mongolia — 0.0%
(c)
Mongolia International Bond, 8.65%
,
01/19/28 400 392,044
State of Mongolia, 5.13%
,
04/07/26 ...... 2,067 1,819,187
2,211,231
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 1,740 1,531,200
5.95%, 03/08/28
(b)
................ 812 828,240
2,359,440
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 1,616 1,329,160
7.63%, 11/28/47
(c)
................ 2,413 1,544,320
2,873,480
Oman — 0.0%
Oman Government Bond, 6.50%
,
03/08/47
(c)
4,178 3,854,205
Pakistan — 0.0%
Islamic Republic of Pakistan
(c)
6.00%, 04/08/26 ................. 3,000 1,080,330
7.38%, 04/08/31 ................. 2,265 787,337
1,867,667
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 2,846 2,724,689
3.16%, 01/23/30 ................. 1,678 1,470,138
2.25%, 09/29/32 ................. 3,918 2,999,229
3.30%, 01/19/33 ................. 1,360 1,134,155
4.50%, 05/15/47 ................. 3,708 2,899,888
11,228,099
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(c)
................ 1,088 1,077,664
4.95%, 04/28/31
(b)
................ 2,136 2,058,303
5.60%, 03/13/48
(c)
................ 2,568 2,269,149
5.40%, 03/30/50
(b)
................ 582 498,810
5.40%, 03/30/50
(c)
................ 2,075 1,778,405
7,682,331

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. USD 2,094 $ 2,206,291
2.78%, 01/23/31 ................. 1,703 1,452,659
3.00%, 01/15/34 ................. 4,857 3,950,259
7,609,209
Philippines — 0.0%
Republic of Philippines
3.70%, 03/01/41 ................. 1,449 1,202,829
2.95%, 05/05/45 ................. 2,243 1,618,011
2,820,840
Poland — 0.1%
Republic of Poland
5.75%, 11/16/32 ................. 1,910 2,039,020
4.25%, 02/14/43
(c)
................ EUR 2,005 2,108,603
5.50%, 04/04/53 ................. USD 2,278 2,297,933
6,445,556
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 3,062 3,012,243
2.88%, 03/11/29
(c)
................ EUR 2,566 2,364,185
2.50%, 02/08/30
(c)
................ 2,698 2,333,470
2.12%, 07/16/31
(c)
................ 4,002 3,162,898
7.63%, 01/17/53
(b)
................ USD 552 591,847
11,464,643
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 01/18/28
(b)
................ 2,508 2,538,096
4.38%, 04/16/29
(b)
................ 1,619 1,615,357
3.25%, 11/17/51
(c)
................ 6,052 4,250,774
5.00%, 01/18/53
(b)
................ 3,324 3,086,749
11,490,976
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 2,470 2,210,650
5.88%, 04/20/32 ................. 2,049 1,856,906
5.00%, 10/12/46 ................. 6,298 4,345,620
8,413,176
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(c)(e)(l)
5.75%, 04/18/23 ................. 3,980 1,398,721
6.85%, 03/14/24 ................. 4,545 1,595,863
6.35%, 06/28/24 ................. 5,028 1,765,457
4,760,041
Ukraine — 0.0%
Ukraine Government Bond
(e)(l)
8.99%, 02/01/26
(c)
................ 3,160 577,292
7.25%, 03/15/35
(b)
................ 1,548 264,418
841,710
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 3,227 3,534,932
Total Foreign Government Obligations — 1.2%
(Cost: $173,173,552) ............................. 155,994,275
Shares
Shares
Investment Companies
(q)
iShares 1-5 Year Investment Grade Corporate
Bond ETF ...................... 3,709,307 187,468,376
iShares Core Dividend Growth ETF ...... 1,855,771 92,769,992
Security
Shares
Shares Value
Investment Companies
(q)
(continued)
iShares iBoxx $ High Yield Corporate Bond
ETF
(i)
......................... 1,176,012 $ 88,847,707
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(i)
..................... 1,535,578 168,314,704
iShares MBS ETF
(i)
................. 1,977,807 187,357,657
Total Investment Companies — 5.6%
(Cost: $715,550,636) ............................. 724,758,436
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.7%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 3.59%, 11/25/35 USD 1,264 1,013,291
Series 2005-8, Class 7A2, (1-mo. LIBOR
USD at 0.56% Floor and 11.00% Cap +
0.56%), 5.41%, 11/25/35 .......... 564 541,163
Series 2005-9, Class 5A1, (1-mo. LIBOR
USD at 0.54% Floor and 11.00% Cap +
0.54%), 5.39%, 11/25/35 .......... 351 341,163
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 4.78%,
06/25/35
(a)
................... 396 335,504
Series 2005-36, Class 2A1A, (1-mo. LIBOR
USD at 0.62% Floor and 11.00% Cap +
0.62%), 5.47%, 08/25/35
(a)
........ 940 790,414
Series 2005-61, Class 1A1, (1-mo. LIBOR
USD at 0.52% Floor + 0.52%), 5.37%,
12/25/35
(a)
................... 169 141,770
Series 2005-63, Class 3A3, 3.85%,
11/25/35
(a)
................... 1,797 1,504,964
Series 2005-63, Class 5A1, 3.94%,
12/25/35
(a)
................... 35 30,588
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 47 41,854
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 4.14%, 02/25/36
(a)
........ 3,643 3,189,368
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 631 381,227
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 982 492,192
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 459 220,418
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 695 303,209
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,649 1,293,172
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,710 964,984
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 791 460,655
Series 2006-9T1, Class A7, 6.00%, 05/25/36 309 126,348
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.16%,
11/20/46
(a)
................... 3,427 2,447,530
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,244 561,102
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 4.87%, 11/25/46
(a)
4,874 3,656,911

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-OA14, Class 2A1, (1-mo.
LIBOR USD at 0.38% Floor + 0.38%),
5.23%, 11/25/46
(a)
.............. USD 2,516 $ 2,183,696
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 3.99%, 11/25/46
(a)
........ 6,480 5,266,599
Series 2006-OA16, Class A2, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.23%,
10/25/46
(a)
................... 286 248,748
Series 2006-OA2, Class A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.18%,
05/20/46
(a)
................... 1,241 1,006,165
Series 2006-OA3, Class 2A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.27%,
05/25/36
(a)
................... 6,553 5,402,274
Series 2006-OA8, Class 1A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.23%,
07/25/46
(a)
................... 8,552 7,045,355
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,795 848,750
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 398 196,196
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 236 151,110
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 220 136,915
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,150 594,566
Series 2007-19, Class 1A8, 6.00%, 08/25/37 560 289,280
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,070 1,546,102
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 455 231,361
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,112 1,512,046
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 536 260,437
Series 2007-AL1, Class A1, (1-mo. LIBOR
USD at 0.25% Floor + 0.25%), 5.10%,
06/25/37
(a)
................... 5,324 4,304,662
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,581 649,569
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 4.52%, 11/25/47
(a)
........ 1,350 1,063,858
Series 2007-OA3, Class 1A1, (1-mo. LIBOR
USD at 0.28% Floor + 0.28%), 5.13%,
04/25/47
(a)
................... 8,080 6,866,621
Series 2007-OA4, Class A1, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.19%,
05/25/47
(a)
................... 3,189 2,641,404
Series 2007-OA8, Class 2A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.21%,
06/25/47
(a)
................... 6,875 4,928,785
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 986 601,991
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 4.11%,
10/25/46
(a)
................... 8,424 6,908,357
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 4.08%, 10/25/46
(a)
........ 4,564 3,113,699
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 561 480,304
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 USD 284 $ 241,455
Series 2006-D, Class 6A1, 3.44%, 05/20/36 259 198,073
Series 2007-D, Class 1A1, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.18%,
06/20/47 .................... 1,033 811,197
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. LIBOR USD at 0.45%
Floor + 0.45%), 5.30%, 09/25/37
(a)(b)
.... 762 692,793
Bear Stearns ALT-A Trust, Series 2006-2,
Class 11A1, (1-mo. LIBOR USD at 0.44%
Floor and 11.50% Cap + 0.44%), 5.29%,
04/25/36
(a)
..................... 3,751 4,655,402
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 636 423,818
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 796 517,928
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. LIBOR
USD at 0.17% Floor and 10.50% Cap +
0.17%), 5.02%, 03/25/37 ......... 987 881,048
Series 2007-AR3, Class 1A1, (1-mo. LIBOR
USD at 0.14% Floor and 10.50% Cap +
0.14%), 4.99%, 03/25/37 ......... 1,497 1,228,427
Series 2007-AR4, Class 1A1, (1-mo. LIBOR
USD at 0.40% Floor and 10.50% Cap +
0.40%), 5.25%, 09/25/47 ......... 1,740 1,513,681
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. LIBOR
USD at 0.27% Floor and 10.50% Cap +
0.27%), 5.12%, 04/25/35
(a)
........ 780 687,963
Series 2005-9, Class 1A1, (1-mo. LIBOR
USD at 0.60% Floor + 0.60%), 5.45%,
05/25/35
(a)
................... 2,510 1,917,078
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 4.10%, 04/25/46
(a)
........ 2,560 795,348
Series 2007-21, Class 1A1, 6.25%, 02/25/38 140 72,546
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 622 245,113
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 949 374,290
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 8,549 7,971,536
Series 2022-3, Class A1, 5.00%, 05/25/67 9,323 9,059,303
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 62 55,410
COLT Mortgage Loan Trust
(b)
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
4,236 4,091,904
Series 2022-9, Class A1, 6.79%, 12/25/67
(d)
13,395 13,482,562
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
..................... 318 266,269
CSMC Trust
(a)(b)
Series 2011-4R, Class 1A2, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.07%,
09/27/37 .................... 4,968 4,100,476
Series 2022-ATH2, Class A1, 4.55%,
05/25/67 .................... 1,559 1,505,546
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.23%,
08/25/47
(a)
..................... 10,584 8,024,601
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)(b)
.. 2,128 1,710,190

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.23%,
02/25/37
(a)
..................... USD 931 $ 562,119
GCAT Trust
(a)(b)
Series 2022-NQM2, Class A1, 4.21%,
02/25/67 .................... 2,776 2,623,697
Series 2022-NQM3, Class A1, 4.35%,
04/25/67 .................... 14,829 14,153,445
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.38%, 05/25/35
(a)
..... 19 16,861
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo.
LIBOR USD at 0.17% Floor + 0.17%),
5.02%, 02/25/36 ............... 2,092 1,748,169
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 5.14%, 03/25/36 1,009 943,494
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. LIBOR USD at 0.50% Floor and
11.00% Cap + 0.50%), 5.35%, 10/25/35
(a)
1,227 1,039,901
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 558 412,480
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,221 727,817
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.34%,
08/25/37 .................... 93 68,676
Series 2007-AR15, Class 2A1, 3.22%,
08/25/37 .................... 492 362,885
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)(b)
........ 14,431 13,750,529
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 4.15%,
12/25/35 .................... 344 310,274
Series 2006-1, Class 2A1, 3.66%, 02/25/36 270 252,663
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,380,161
OBX Trust
(b)(d)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 5,861 5,755,565
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 3,330 3,327,187
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 20,651 20,687,211
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
... 16,500 14,772,858
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 319 278,922
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)(b)
............... 16,163 15,898,936
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 145 121,351
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 7.36%,
10/25/39
(a)(b)
.................... 12,482 12,349,639
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 313 120,025
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 34 26,165
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b)(d)
........ 17,583 17,290,357
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(d)
... 15,909 15,127,031
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.75%,
04/25/47
(a)
..................... USD 190 $ 89,556
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. LIBOR
USD at 0.46% Floor and 10.50% Cap +
0.46%), 5.31%, 02/25/36 ......... 515 433,720
Series 2006-AR4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.23%, 06/25/36 ......... 7,125 5,756,606
Series 2006-AR6, Class 2A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.23%, 07/25/46 ......... 9,254 6,201,143
Series 2007-AR4, Class GA4B, (1-mo.
LIBOR USD at 0.18% Floor + 0.18%),
5.03%, 09/25/47 ............... 1,729 1,510,003
Verus Securitization Trust
(b)(d)
Series 2022-3, Class A1, 4.13%, 02/25/67 11,108 10,385,530
Series 2022-INV2, Class A1, 6.79%,
10/25/67 .................... 17,180 17,297,269
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ 2,800 2,579,137
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 3.89%, 06/25/47 ......... 5,263 4,059,855
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 3.95%, 07/25/47 ......... 2,830 2,211,738
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.17%, 10/25/36
(d)
1,045 395,092
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 4.12%, 06/25/46
(a)
........ 3,107 2,064,744
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 3.99%, 10/25/46
(a)
........ 4,603 3,685,331
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 3.86%, 12/25/46
(a)
........ 4,067 3,174,162
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 3.98%, 05/25/47
(a)
........ 2,355 1,885,106
350,678,044
Commercial Mortgage-Backed Securities — 4.4%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
......... 7,780 5,700,871
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. LIBOR USD at 2.12%
Floor + 2.12%), 6.70%, 09/15/34
(a)(b)
.... 23,589 21,390,399
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. LIBOR USD at 2.10% Floor
+ 2.10%), 6.78%, 04/15/35
(a)(b)
........ 3,467 3,213,962
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. LIBOR USD at 1.95% Floor
+ 2.20%), 6.88%, 12/15/36
(a)(b)
........ 11,310 10,057,345

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.19%,
11/15/32 .................... USD 3,225 $ 2,916,240
Series 2017-SCH, Class DL, (1-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.68%,
11/15/32 .................... 3,965 3,434,737
Series 2018-DSNY, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.38%,
09/15/34 .................... 11,982 11,380,068
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. LIBOR
USD at 0.47% Floor and 10.11% Cap +
0.47%), 5.31%, 08/25/35 ......... 2,503 2,300,928
Series 2005-3A, Class A1, (1-mo. LIBOR
USD at 0.48% Floor and 10.80% Cap +
0.48%), 5.17%, 11/25/35 .......... 624 563,411
Series 2007-1, Class A1, (1-mo. LIBOR
USD at 0.22% Floor + 0.33%), 5.18%,
03/25/37 .................... 2,066 1,858,815
Series 2007-3, Class A2, (1-mo. LIBOR
USD + 0.29%), 5.14%, 07/25/37 .... 3,176 2,822,495
Series 2007-6A, Class A4A, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.35%,
12/25/37 .................... 1,845 1,610,023
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (1-mo. LIBOR
USD at 2.50% Floor + 2.63%), 7.31%,
08/15/36 .................... 2,710 2,658,681
Series 2017-DELC, Class F, (1-mo. LIBOR
USD at 3.50% Floor + 3.63%), 8.31%,
08/15/36 .................... 1,800 1,747,607
Series 2018-CHRS, Class E, 4.27%,
08/05/38 .................... 1,750 1,123,297
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 2,672 2,386,383
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
6.83%, 08/19/38
(a)(b)
............... 4,860 4,857,557
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
LIBOR USD at 3.70% Floor + 3.70%),
8.38%, 10/15/35
(a)(b)
............... 2,433 1,781,418
BPR Trust, Series 2021-TY, Class E, (1-mo.
LIBOR USD at 3.60% Floor + 3.60%),
8.28%, 09/15/38
(a)(b)
............... 4,495 4,216,771
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,285,426
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,742,076
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.41% Floor + 2.41%), 7.24%,
10/15/36 .................... 6,375 6,133,954
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.76% Floor + 2.76%), 7.59%,
10/15/36 .................... 12,456 11,903,438
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 1.02% Floor + 1.02%),
5.85%, 02/15/33 ............... 12,383 12,011,944
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.09%, 02/15/33 ............... 7,261 7,043,190
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.36% Floor + 4.36%),
9.19%, 02/15/33 ............... 4,795 4,650,857
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-SOAR, Class G, (1-mo. LIBOR
USD at 2.80% Floor + 2.80%), 7.49%,
06/15/38 .................... USD 8,787 $ 8,092,959
Series 2021-VINO, Class F, (1-mo. LIBOR
USD at 2.80% Floor + 2.80%), 7.49%,
05/15/38 .................... 15,325 13,787,456
Series 2021-XL2, Class F, (1-mo. LIBOR
USD at 2.24% Floor + 2.24%), 6.93%,
10/15/38 .................... 12,955 12,019,743
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.72%, 06/15/27 ............... 6,670 6,486,086
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. LIBOR
USD at 3.14% Floor + 3.14%), 7.83%,
10/15/36 .................... 6,579 5,784,454
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.91% Floor + 0.91%),
5.74%, 02/15/36 ............... 3,287 3,132,108
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.91% Floor + 0.91%),
5.74%, 02/15/36 ............... 1,483 1,413,117
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
7.94%, 02/15/36 ............... 1,765 1,534,534
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
7.94%, 02/15/36 ............... 8,900 7,738,378
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.36% Floor + 2.36%),
7.19%, 01/15/34 ............... 4,232 3,955,625
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
7.94%, 01/15/34 ............... 6,547 6,003,462
Series 2021-VIEW, Class E, (1-mo. LIBOR
USD at 3.60% Floor + 3.60%), 8.28%,
06/15/36 .................... 7,366 6,695,101
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
6.99%, 10/15/39 ............... 25,750 25,427,257
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
8.89%, 10/15/39 ............... 6,780 6,645,011
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.68%, 01/15/39 ............... 4,180 4,013,687
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 6,800 4,893,218
Series 2017-CC, Class E, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 10,985 7,364,621
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 2,501,110
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class C, 4.84%, 05/10/58
(a)
... 3,330 3,018,142
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/11/47
(a)
................... 2,278 2,223,165
Series 2016-C1, Class C, 4.94%, 05/10/49
(a)
2,870 2,601,712
Series 2016-GC37, Class C, 4.92%,
04/10/49
(a)
................... 2,640 2,405,645
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 2,462,008
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
................... 2,245 1,908,250

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-CR15, Class C, 4.67%,
02/10/47 .................... USD 463 $ 406,705
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 8,921,492
Series 2015-LC19, Class C, 4.22%,
02/10/48 .................... 6,513 5,920,900
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
................... 3,200 2,486,659
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2015-RPL1,  (1-Day SOFR + 0.03%),
4.61%, 02/15/24 ............... 8,800 8,613,366
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 1,450 1,082,924
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo. LIBOR
USD at 4.86% Floor + 4.86%), 9.55%,
10/15/37 .................... 3,644 3,251,827
Series 2021-BHAR, Class E, (1-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.18%,
11/15/38 .................... 1,338 1,248,493
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.97%, 09/09/24 ............... 15,900 15,853,488
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. LIBOR USD at 2.00% Floor
+ 2.00%), 6.68%, 05/15/35
(a)(b)
........ 4,998 4,772,699
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (1-mo. LIBOR
USD + 0.00%), 3.53%, 10/10/34 .... 9,073 8,006,500
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 1,910 1,623,473
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. LIBOR USD at 3.12%
Floor + 3.12%), 7.80%, 11/15/38
(a)(b)
.... 11,890 10,767,792
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. LIBOR
USD at 2.25% Floor + 2.25%), 6.94%,
07/15/38 .................... 9,177 8,739,856
Series 2021-ESH, Class E, (1-mo. LIBOR
USD at 2.85% Floor + 2.85%), 7.54%,
07/15/38 .................... 6,414 6,059,713
Series 2021-ESH, Class F, (1-mo. LIBOR
USD at 3.70% Floor + 3.70%), 8.39%,
07/15/38 .................... 4,072 3,818,976
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,351,887
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class F, (1-mo. LIBOR
USD at 3.44% Floor + 3.44%), 8.12%,
11/15/36 .................... 2,740 2,463,855
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.52%, 11/15/27 ............... 5,070 5,022,372
GS Mortgage Securities Trust, Series 2015-
GC32, Class C, 4.41%, 07/10/48
(a)
..... 1,075 975,469
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,869,025
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,796,295
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.03%,
10/15/36 .................... 4,743 4,322,894
Series 2021-LULU, Class F, (1-mo. LIBOR
USD at 4.40% Floor + 4.40%), 9.08%,
10/15/36 .................... 1,177 1,053,767
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.07%, 10/15/39
(a)(b)
USD 17,200 $ 17,157,268
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.12%,
12/15/48
(a)(b)
.................... 1,898 1,577,774
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2019-OSB, Class E, 3.78%, 06/05/39 2,800 2,126,923
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR at 3.54% Floor + 3.54%), 8.37%,
04/15/37 .................... 10,561 8,938,566
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.01%, 09/15/39 ............... 8,730 8,675,202
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,909 2,132,042
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (1-mo. LIBOR USD at 1.80% Floor
+ 1.80%), 6.48%, 05/15/36
(a)(b)
........ 4,040 3,933,925
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.46% Floor +
2.46%), 7.29%, 03/15/38
(a)(b)
......... 8,334 7,754,343
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.67%, 03/10/50
(a)(b)
... 3,375 2,958,310
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
LIBOR USD at 2.75% Floor + 2.75%),
7.43%, 10/15/38
(a)(b)
............... 920 865,102
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.71%, 08/15/34
(a)(b)
............. 3,305 2,790,378
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. LIBOR
USD at 4.00% Floor + 4.00%), 8.69%,
11/15/38 .................... 13,759 12,735,123
Series 2021-MDLN, Class G, (1-mo. LIBOR
USD at 5.25% Floor + 5.25%), 9.93%,
11/15/38 .................... 17,318 15,785,617
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.22% Floor + 4.22%),
9.05%, 12/15/34
(a)(b)
............... 3,940 3,591,456
MHP, Series 2021-STOR, Class J, (1-mo.
LIBOR USD at 3.95% Floor + 3.95%),
8.63%, 07/15/38
(a)(b)
............... 1,277 1,159,839
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................... 727 555,714
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,570 990,017
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
2,880 2,399,557
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... 2,112 1,511,809
Series 2018-SUN, Class F, (1-mo. LIBOR
USD at 2.55% Floor + 2.55%), 7.23%,
07/15/35
(a)(b)
.................. 3,060 2,963,795
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.11%, 03/15/39
(a)(b)
6,622 6,163,423
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
...... 8,300 5,549,091
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
6.93%, 08/19/35
(a)(b)
............... 37,250 36,694,806
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. LIBOR USD at
4.35% Floor + 4.35%), 9.03%, 07/15/38
(a)(b)
1,400 1,271,475

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.01%, 05/15/37
(a)(b)
............... USD 4,250 $ 4,091,072
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
.. 6,057 4,595,484
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
................... 1,600 1,505,032
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
................... 2,803 2,432,604
Series 2016-LC25, Class C, 4.35%,
12/15/59
(a)
................... 8,320 7,220,927
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
................... 1,875 1,717,539
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 985,997
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.62%,
11/15/27
(a)(b)
.................... 11,975 11,854,868
571,014,247
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.91%,
08/10/35 .................... 72,262 2,176,711
Series 2015-SRCH, Class XB, 0.20%,
08/10/35 .................... 35,000 292,875
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 375,000 1,434,600
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.09%, 11/10/49 ... 59,695 1,784,418
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
................... 12,675 131,444
Series 2015-CR25, Class XA, 0.80%,
08/10/48 .................... 11,918 184,770
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.80%,
09/15/47 ...................... 6,027 44,297
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 889,883
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.79%, 03/10/50
(b)
.... 33,890 643,408
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.33%,
04/15/47
(b)
................... 80,982 150,756
Series 2015-C26, Class XD, 1.31%,
10/15/48
(b)
................... 12,675 372,008
Series 2016-C32, Class XA, 0.65%,
12/15/49 .................... 29,503 582,854
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.60%, 03/15/49
(b)
.... 13,600 560,764
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 .................... 40,610 346,188
Series 2017-75B, Class XB, 0.03%,
04/10/37 .................... 27,000 59,762
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 11,784 405,938
Series 2016-LC25, Class XA, 0.84%,
12/15/59 .................... 18,926 469,822
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.58%,
05/15/47 .................... USD 57,079 $ 332,426
Series 2014-LC14, Class XA, 1.24%,
03/15/47 .................... 22,032 119,897
10,982,821
Total Non-Agency Mortgage-Backed Securities — 7.2%
(Cost: $996,181,928) ............................. 932,675,112
Preferred Securities
Capital Trusts — 1.4%
Banks — 0.3%
(a)(e)(k)
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
... EUR 4,800 4,813,077
Citigroup, Inc., Series Y, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% .................. USD 15 12,263
HSBC Holdings plc, (5-Year USD Swap Rate +
3.71%), 6.38% .................. 1,200 1,118,016
PNC Financial Services Group, Inc. (The)
Series T, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ...................... 22,250 17,644,695
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 1,800 1,693,530
US Bancorp, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ........................ 15,530 12,113,400
37,394,981
Capital Markets — 0.2%
(a)(e)(k)
Bank of New York Mellon Corp. (The), Series
H, (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% . 21,025 18,975,062
Charles Schwab Corp. (The), Series I, (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.17%), 4.00% ..... 600 489,162
19,464,224
Consumer Finance — 0.2%
(a)(e)(k)
Ally Financial, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ........... 23,375 16,771,562
Discover Financial Services, Series C, (3-mo.
LIBOR USD + 3.08%), 5.50% ........ 20,150 14,407,250
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% . 1,220 1,049,993
32,228,805
Electric Utilities — 0.1%
Edison International, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a)(e)(k)
........ 17,275 15,276,818
Financial Services — 0.1%
Voya Financial, Inc., Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.36%), 6.13%
(a)(e)(k)
........ 16,815 16,030,298
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(e)(k)
.................... 1,923 1,692,240

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Insurance — 0.2%
MetLife, Inc., Series G, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a)(e)(k)
............... USD 26,150 $ 23,039,545
Oil, Gas & Consumable Fuels — 0.3%
Energy Transfer LP, Series G, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.31%), 7.13%
(a)(e)(k)
........ 39,150 32,925,150
Total Capital Trusts — 1.4%
(Cost: $213,975,913) ............................. 178,052,061
Shares
Shares
Preferred Stocks — 0.4%
Banks — 0.0%
Banco Bradesco SA (Preference)
(e)
....... 2,066,534 5,386,048
Consumer Finance — 0.1%
SLM Corp., Series B, (3-mo. LIBOR USD +
1.70%), 6.57%
(a)(k)
................ 105,331 6,583,188
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(k)
.... 735,000 16,515,450
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 621,019 25,843,460
Total Preferred Stocks — 0.4%
(Cost: $51,543,938) .............................. 54,328,146
Trust Preferreds — 0.2%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT at 14.50%
Cap + 1.55%), 6.55%, 12/21/65
(a)(b)(e)
.... 16,872,000 10,693,762
Consumer Finance — 0.1%
ILFC E-Capital Trust II , (3-mo. LIBOR USD at
14.50% Cap + 1.80%), 6.80%, 12/21/65
(a)(b)(e)
11,944,000 7,900,860
Total Trust Preferreds — 0.2%
(Cost: $27,894,929) .............................. 18,594,622
Total Preferred Securities — 2.0%
(Cost: $293,414,780) ............................. 250,974,829
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)(b)
Series 2018-K732, Class B,
4.05%, 05/25/25 ............... 1,500 1,452,736
Series 2018-W5FX, Class CFX, (1-mo.
LIBOR USD + 0.00%), 3.42%, 04/25/28 4,627 3,867,274
Total U.S. Government Sponsored Agency Securities — 0.1%
(Cost: $5,987,296) .............................. 5,320,010
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(e)
(f)
............................ 1,841 $ —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
11/03/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 1,489 12,656
Total Warrants — 0.0%
(Cost: $—) .................................... 12,656
Total Long-Term Investments — 96.9%
(Cost: $13,024,425,778) ........................... 12,518,817,496
Short-Term Securities
Money Market Funds — 4.6%
(q)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 435,354,028 435,354,028
SL Liquidity Series, LLC, Money Market Series,
5.01%
(s)
....................... 157,094,654 157,110,363
Total Short-Term Securities — 4.6%
(Cost: $592,401,594) ............................. 592,464,391
Total Options Purchased — 0.0%
( Cost: $81,794 ) ................................ 29,712
Total Investments Before Options Written — 101.5%
(Cost: $13,616,909,166 ) ........................... 13,111,311,599
Total Options Written — (0.0)%
(Premium Received — $(6,009)) ..................... (4,568)
Total Investments Net of Options Written — 101.5%
(Cost: $13,616,903,157 ) ........................... 13,111,307,031
Liabilities in Excess of Other Assets — (1.5)% ............ (188,290,646)
Net Assets — 100.0% ..............................
$ 12,923,016,385

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $0, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
All or a portion of this security is on loan.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,110,335,000 $ — $ (674,980,972)
(a)
$ — $ — $ 435,354,028 435,354,028 $ 11,488,303 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 407,625,445 — (247,986,212)
(a)
(2,558,819) 29,949 157,110,363 157,094,654 2,853,917
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. — 185,692,037 — — 1,776,339 187,468,376 3,709,307 442,415 —
iShares Core Dividend Growth
ETF .................. 156,928,300 270,130,479 (329,014,154) 3,839,495 (9,114,128) 92,769,992 1,855,771 2,634,410 —
iShares Core S&P 500 ETF
(c)
... — 272,106,781 (276,227,700) 4,120,919 — — — 1,200,461 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 380,113,648 — (267,151,840) (55,249,357) 31,135,256 88,847,707 1,176,012 8,127,759 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 52,903,976 165,488,934 (51,365,671) 926,639 360,826 168,314,704 1,535,578 698,246 —
iShares MBS ETF .......... — 185,320,056 — — 2,037,601 187,357,657 1,977,807 473,764 —
$ (48,921,123) $ 26,225,843 $ 1,317,222,827 $ 27,919,275 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 116 06/16/23 $ 5,774 $ 233,117
U.S. Treasury 10 Year Note ................................................... 8,761 06/21/23 1,008,063 27,629,833
U.S. Treasury 10 Year Ultra Note ............................................... 5,483 06/21/23 664,899 21,022,134
U.S. Treasury 5 Year Note .................................................... 7,025 06/30/23 770,280 15,926,652
64,811,736
Short Contracts
EURO STOXX 50 Index ..................................................... 1,165 06/16/23 53,924 (1,954,429)
GBP Currency ............................................................ 4,291 06/16/23 331,346 (13,194,213)
JPY Currency ............................................................ 523 06/16/23 49,832 (1,438,150)
S&P 500 E-Mini Index ....................................................... 360 06/16/23 74,480 (2,361,111)
U.S. Treasury 10 Year Note ................................................... 724 06/21/23 83,305 (2,403,348)
U.S. Treasury Long Bond ..................................................... 100 06/21/23 13,138 (438,646)
U.S. Treasury Ultra Bond ..................................................... 126 06/21/23 17,849 (811,368)
U.S. Treasury 2 Year Note .................................................... 9 06/30/23 1,859 (27,504)
U.S. Treasury 5 Year Note .................................................... 42 06/30/23 4,605 (116,540)
(22,745,309)
$ 42,066,427
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AED 857,000 USD 233,315 Bank of America NA 04/14/23 $ 36
AED 2,283,000 USD 621,485 Barclays Bank plc 04/14/23 148
AED 5,797,000 USD 1,578,301 Citibank NA 04/14/23 152
AED 2,788,000 USD 759,052 Deutsche Bank AG 04/14/23 86
AED 9,948,000 USD 2,707,958 UBS AG 04/14/23 762
CAD 3,141,000 USD 2,283,546 Deutsche Bank AG 04/14/23 40,852
CAD 292,000 USD 214,438 Westpac Banking Corp. 04/14/23 1,647
CHF 479,000 USD 522,823 Bank of America NA 04/14/23 1,264
EUR 937,000 USD 1,009,212 Bank of America NA 04/14/23 7,524
EUR 447,000 USD 478,175 Bank of New York Mellon 04/14/23 6,863
EUR 1,422,000 USD 1,523,307 Barclays Bank plc 04/14/23 19,701
EUR 6,045,000 USD 6,533,074 BNP Paribas SA 04/14/23 26,338
EUR 1,110,000 USD 1,177,965 Deutsche Bank AG 04/14/23 26,493
EUR 671,000 USD 720,846 HSBC Bank plc 04/14/23 7,254
EUR 3,530,000 USD 3,804,187 JPMorgan Chase Bank NA 04/14/23 26,206
EUR 1,111,000 USD 1,200,918 Standard Chartered Bank 04/14/23 4,625
EUR 2,950,000 USD 3,186,013 Toronto Dominion Bank 04/14/23 15,022
EUR 4,168,000 USD 4,480,297 UBS AG 04/14/23 42,388
EUR 2,988,000 USD 3,216,289 Westpac Banking Corp. 04/14/23 25,981
GBP 1,142,000 USD 1,395,939 Bank of America NA 04/14/23 13,124
GBP 510,000 USD 627,859 Goldman Sachs International 04/14/23 1,407
GBP 1,030,000 USD 1,245,962 Toronto Dominion Bank 04/14/23 24,909
GBP 1,223,000 USD 1,461,696 UBS AG 04/14/23 47,309
NZD 1,400,000 USD 874,342 Bank of America NA 04/14/23 1,116
USD 7,552,258 AED 27,736,000 UBS AG 04/14/23 79
USD 2,574,619 AUD 3,832,000 Bank of America NA 04/14/23 12,198
USD 885,536 AUD 1,279,000 Bank of New York Mellon 04/14/23 30,281
USD 366,994 CAD 489,000 Deutsche Bank AG 04/14/23 5,125
USD 785,197 CAD 1,048,000 UBS AG 04/14/23 9,658
USD 221,098 EUR 203,000 Bank of America NA 04/14/23 823
USD 1,385,749 EUR 1,269,000 Bank of New York Mellon 04/14/23 8,761
USD 1,301,730 EUR 1,195,000 HSBC Bank plc 04/14/23 5,041
USD 805,644 EUR 740,000 Toronto Dominion Bank 04/14/23 2,672

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 958,186 GBP 772,000 Westpac Banking Corp. 04/14/23 $ 5,650
USD 389,937 HKD 3,055,000 UBS AG 04/14/23 532
USD 597,663 NZD 924,000 Bank of New York Mellon 04/14/23 19,861
441,888
AUD 2,405,000 USD 1,618,394 Bank of America NA 04/14/23 (10,194)
AUD 834,000 USD 583,409 Westpac Banking Corp. 04/14/23 (25,721)
CAD 24,000 USD 17,857 Bank of America NA 04/14/23 (97)
CAD 6,000 USD 4,494 Citibank NA 04/14/23 (54)
CAD 9,100,000 USD 6,781,275 UBS AG 04/14/23 (47,106)
CHF 319,000 USD 349,517 Bank of America NA 04/14/23 (490)
EUR 2,281,000 USD 2,486,579 Bank of America NA 04/14/23 (11,472)
EUR 1,066,000 USD 1,158,032 Bank of New York Mellon 04/14/23 (1,319)
EUR 5,070,000 USD 5,511,417 Deutsche Bank AG 04/14/23 (9,975)
GBP 1,050,000 USD 1,298,909 Goldman Sachs International 04/14/23 (3,356)
HKD 1,823,000 USD 233,007 Bank of America NA 04/14/23 (639)
JPY 34,508,000 USD 267,058 Bank of America NA 04/14/23 (6,768)
JPY 542,402,000 USD 4,142,627 Bank of New York Mellon 04/14/23 (51,348)
KRW 1,530,726,000 USD 1,241,737 UBS AG 04/14/23 (69,483)
NZD 12,595,000 USD 8,003,581 Bank of New York Mellon 04/14/23 (127,589)
SGD 435,000 USD 327,103 Bank of America NA 04/14/23 (130)
USD 626,375 AED 2,301,000 Bank of America NA 04/14/23 (160)
USD 477,455 CAD 653,000 Bank of America NA 04/14/23 (5,777)
USD 412,338 CAD 563,000 Bank of New York Mellon 04/14/23 (4,292)
USD 4,240,580 CHF 3,911,000 Bank of America NA 04/14/23 (38,555)
USD 125,753,459 EUR 118,464,000 Bank of America NA 04/14/23 (2,791,479)
USD 197,339,683 EUR 186,010,000 Bank of New York Mellon 04/14/23 (4,499,218)
USD 354,189 EUR 335,000 Barclays Bank plc 04/14/23 (9,319)
USD 74,251 EUR 70,000 Morgan Stanley & Co. International plc 04/14/23 (1,706)
USD 8,023,023 GBP 6,622,000 Bank of America NA 04/14/23 (147,566)
USD 658,589 GBP 537,000 Bank of New York Mellon 04/14/23 (3,991)
USD 78,340,110 GBP 65,350,000 Bank of New York Mellon 04/14/23 (2,292,337)
USD 493,942 GBP 410,000 Deutsche Bank AG 04/14/23 (11,939)
USD 232,530 GBP 190,000 HSBC Bank plc 04/14/23 (1,903)
USD 122,253 JPY 16,371,000 Bank of America NA 04/14/23 (1,232)
USD 211,609 JPY 28,804,000 UBS AG 04/14/23 (5,656)
USD 500,645 NZD 806,000 Bank of America NA 04/14/23 (3,368)
USD 8,670,815 EUR 8,147,951 HSBC Bank plc 06/14/23 (202,000)
USD 2,167,968 EUR 1,999,145 Morgan Stanley & Co. International plc 06/14/23 (9,027)
(10,395,266)
$ (9,953,378)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Deutsche Bank AG .......................... 1,053 04/21/23 EUR 8.40 EUR 985 $ 19,414
EURO STOXX 50 Index ....................... 62 04/21/23 EUR 3,800.00 EUR 2,675 3,194
EURO STOXX 50 Index ....................... 33 05/19/23 EUR 3,800.00 EUR 1,424 7,104
$ 29,712

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
Deutsche Bank AG ........................... 1,053 04/21/23 EUR 6.50 EUR 985 $ (4,568)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Investment Grade Index
Series 40.V1 ....... 1.00 % Quarterly 06/20/28 BBB+ USD 7,180 $ 86,889 $ 29,910 $ 56,979
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
Goldman Sachs
International 06/20/23 NR EUR 438 $ (48,118) $ (10,789) $ (37,329)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 340 (37,352) (13,227) (24,125)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 292 (32,079) (5,965) (26,114)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 CCC+ EUR 350 (38,451) (14,426) (24,025)
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 310 (1,406) (5,307) 3,901
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 134 (609) (2,222) 1,613
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 236 (1,069) (3,639) 2,570
thyssenkrupp AG ...... 1.00 Quarterly BNP Paribas SA 06/20/23 BB EUR 800 485 (4,861) 5,346
Casino Guichard Perrachon
SA ............. 5.00 Quarterly BNP Paribas SA 12/20/23 CCC+ EUR 327 (114,172) (25,482) (88,690)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 CCC+ EUR 200 (69,832) (30,522) (39,310)
thyssenkrupp AG ...... 1.00 Quarterly Bank of America NA 12/20/23 BB EUR 710 762 (11,160) 11,922
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 22,819 28,154 (5,335)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 320 (21,785) (10,541) (11,244)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 244 (16,587) 8,085 (24,672)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 237 (16,123) 8,312 (24,435)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 125 (8,510) 4,129 (12,639)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 125 (8,510) 4,842 (13,352)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 560 62,025 38,008 24,017
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 NR EUR 480 (17,969) (25,526) 7,557
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 14,630 13,952 678
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 NR EUR 1,090 117,223 42,608 74,615

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ladbrokes Group Finance
plc ............. 1.00 % Quarterly
Credit Suisse
International 06/20/27 BB EUR 615 $ (30,380) $ (75,021) $ 44,641
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 131 (6,447) (16,804) 10,357
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 529 (26,156) (79,904) 53,748
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 113 (5,598) (10,681) 5,083
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 227 (11,197) (21,362) 10,165
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC- EUR 304 (96,535) (67,692) (28,843)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 513 (163,099) (112,432) (50,667)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 183 (58,026) (40,000) (18,026)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC- EUR 149 (47,326) (33,584) (13,742)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC- EUR 312 (99,042) (68,821) (30,221)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC- EUR 226 (71,811) (49,857) (21,954)
Loxam SAS ......... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 730 (75,813) (53,805) (22,008)
United Group BV ...... 5.00 Quarterly Bank of America NA 12/20/27 B EUR 610 (120,347) (89,985) (30,362)
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 B EUR 740 (145,860) (116,851) (29,009)
$ (1,172,265) $ (852,376) $ (319,889)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 3,574,401 $ (82,837)
(c)
$ 3,504,188 0.0%
(d)
Monthly
JPMorgan Chase
Bank NA
(e)
04/13/23 1,393,745 112,332
(f)
1,524,848 0.0
(d)
$ 29,495 $ 5,029,036
(b) (e)
Range: 90-95 basis points 40-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(12,624) of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(18,771) of net dividends and financing fees.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank
Egypt SAE ............ 463,468 $ 767,099 21.9%
Vietnam
Vietnam Dairy Products JSC .. 861,700 2,737,089 78.1
Total Reference Entity — Long ............ 3,504,188
Net Value of Reference Entity — HSBC Bank plc $ 3,504,188
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date April 13, 2023:
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 19,446 1,522,701 99.9
Russia
X5 Retail Group NV, GDR ... 214,691 2,147 0.1
Total Reference Entity — Long ............ 1,524,848
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 1,524,848

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,709,755,173 $ — $ 1,709,755,173
Common Stocks
Aerospace & Defense .................................... 18,348,128 16,107,352 — 34,455,480
Air Freight & Logistics .................................... 15,710,086 1,328,957 — 17,039,043
Automobile Components .................................. 10,563,996 — — 10,563,996
Automobiles .......................................... 7,367,251 8,878,895 — 16,246,146
Banks ............................................... 77,481,801 128,196,883 900 205,679,584
Beverages ........................................... 8,908,929 42,878,813 — 51,787,742
Biotechnology ......................................... 20,584,548 1,750,823 — 22,335,371
Broadline Retail ........................................ 5,742,619 17,219,225 — 22,961,844
Building Products ....................................... — 3,695,346 — 3,695,346
Capital Markets ........................................ 35,964,511 7,458,798 — 43,423,309
Chemicals ............................................ 24,912,409 30,748,835 — 55,661,244
Commercial Services & Supplies ............................. — 492,319 5,853 498,172
Communications Equipment ................................ 15,110,666 7,885,750 — 22,996,416
Construction & Engineering ................................ — 7,181,836 — 7,181,836
Construction Materials .................................... — 924,255 — 924,255
Consumer Finance ...................................... 24,402,977 838,325 — 25,241,302
Consumer Staples Distribution & Retail ........................ 30,242,980 966,983 2,254 31,212,217
Containers & Packaging .................................. 12,679,148 925,336 — 13,604,484
Diversified REITs ....................................... 10,821,016 6,650,158 — 17,471,174
Diversified Telecommunication Services ........................ 38,422,598 46,093,983 — 84,516,581
Electric Utilities ........................................ 134,577,025 29,735,222 — 164,312,247
Electrical Equipment ..................................... — 7,304,469 — 7,304,469
Electronic Equipment, Instruments & Components ................. 11,901,017 19,165,935 — 31,066,952
Energy Equipment & Services .............................. 16,241,246 1,566,665 — 17,807,911
Entertainment ......................................... 14,165,992 — — 14,165,992
Financial Services ...................................... 26,239,275 — — 26,239,275
Food Products ......................................... 30,384,468 24,391,379 — 54,775,847
Gas Utilities ........................................... 165,080 15,878,262 — 16,043,342
Ground Transportation ................................... 28,630,752 5,167,292 — 33,798,044
Health Care Equipment & Supplies ........................... 57,892,550 28,920,595 — 86,813,145
Health Care Providers & Services ............................ 59,641,588 7,332,287 — 66,973,875
Health Care REITs ...................................... 65,171,698 — — 65,171,698
Hotels, Restaurants & Leisure .............................. 8,632,894 14,326,163 — 22,959,057
Household Durables ..................................... 12,594,904 20,618,367 — 33,213,271
Household Products ..................................... — 27,600,113 — 27,600,113
Independent Power and Renewable Electricity Producers ............ 2,553,036 5,928,152 — 8,481,188
Industrial Conglomerates .................................. — 3,726,726 — 3,726,726
Industrial REITs ........................................ 30,725,655 35,933,930 — 66,659,585
Insurance ............................................ 41,879,301 71,234,508 — 113,113,809
Interactive Media & Services ............................... 8,992,458 3,670,086 — 12,662,544
IT Services ........................................... 37,793,837 37,522,959 — 75,316,796
Life Sciences Tools & Services .............................. — 22,932,748 — 22,932,748
Machinery ............................................ 15,920,541 50,581,121 — 66,501,662
Marine Transportation .................................... — 225,733 — 225,733
Media ............................................... 18,627,713 — — 18,627,713
Metals & Mining ........................................ 6,096,014 12,944,056 78 19,040,148
Multi-Utilities .......................................... 77,279,794 22,678,981 — 99,958,775
Office REITs .......................................... 32,442,224 5,944,005 — 38,386,229
Oil, Gas & Consumable Fuels ............................... 99,529,233 56,657,034 85,680 156,271,947
Passenger Airlines ...................................... 6,056,960 5,962,025 — 12,018,985
Personal Care Products .................................. 6,734,438 10,776,411 — 17,510,849
Pharmaceuticals ....................................... 8,626,133 139,462,495 — 148,088,628
Professional Services .................................... 49,230,055 23,904,455 — 73,134,510
Real Estate Management & Development ....................... — 24,923,171 — 24,923,171
Residential REITs ....................................... 32,287,123 — — 32,287,123
Retail REITs .......................................... 12,728,840 9,201,666 — 21,930,506
Semiconductors & Semiconductor Equipment .................... 4,125,716 81,704,283 — 85,829,999
Software ............................................. 60,806,927 — — 60,806,927
Specialized REITs ...................................... 97,280,804 — — 97,280,804
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ 3,403,187 $ 22,073,030 $ — $ 25,476,217
Technology Hardware, Storage & Peripherals .................... 19,735,727 23,536,231 — 43,271,958
Textiles, Apparel & Luxury Goods ............................ 5,148,063 36,449,846 — 41,597,909
Tobacco ............................................. 22,030,151 6,974,518 — 29,004,669
Trading Companies & Distributors ............................ 3,868,200 18,621,283 — 22,489,483
Transportation Infrastructure ............................... 11,446,956 94,944,653 — 106,391,609
Water Utilities ......................................... 1,239,577 6,602,295 — 7,841,872
Wireless Telecommunication Services ......................... 4,389,907 28,295,243 3 32,685,153
Corporate Bonds
Aerospace & Defense .................................... — 106,789,644 — 106,789,644
Air Freight & Logistics .................................... — 1,710,071 — 1,710,071
Automobile Components .................................. — 47,046,117 — 47,046,117
Automobiles .......................................... — 34,130,787 — 34,130,787
Banks ............................................... — 513,970,930 — 513,970,930
Beverages ........................................... — 7,672,878 — 7,672,878
Biotechnology ......................................... — 15,861,356 — 15,861,356
Broadline Retail ........................................ — 14,996,603 — 14,996,603
Building Products ....................................... — 21,639,730 — 21,639,730
Capital Markets ........................................ — 159,331,172 1 159,331,173
Chemicals ............................................ — 66,747,614 — 66,747,614
Commercial Services & Supplies ............................. — 81,932,842 — 81,932,842
Communications Equipment ................................ — 21,938,282 — 21,938,282
Construction & Engineering ................................ — 16,598,958 — 16,598,958
Construction Materials .................................... — 1,498,998 — 1,498,998
Consumer Finance ...................................... — 73,305,373 — 73,305,373
Consumer Staples Distribution & Retail ........................ — 18,372,062 — 18,372,062
Containers & Packaging .................................. — 77,770,852 — 77,770,852
Distributors ........................................... — 3,742,927 — 3,742,927
Diversified Consumer Services .............................. — 20,029,514 — 20,029,514
Diversified REITs ....................................... — 25,356,203 — 25,356,203
Diversified Telecommunication Services ........................ — 160,296,928 — 160,296,928
Electric Utilities ........................................ — 123,428,513 — 123,428,513
Electrical Equipment ..................................... — 17,879,423 — 17,879,423
Electronic Equipment, Instruments & Components ................. — 6,305,617 — 6,305,617
Energy Equipment & Services .............................. — 46,001,056 — 46,001,056
Entertainment ......................................... — 27,712,670 — 27,712,670
Financial Services ...................................... — 70,009,439 — 70,009,439
Food Products ......................................... — 28,758,426 — 28,758,426
Gas Utilities ........................................... — 4,917,372 — 4,917,372
Ground Transportation ................................... — 46,684,591 — 46,684,591
Health Care Equipment & Supplies ........................... — 22,906,756 — 22,906,756
Health Care Providers & Services ............................ — 75,798,161 — 75,798,161
Health Care REITs ...................................... — 9,334,560 — 9,334,560
Health Care Technology .................................. — 1,041,038 — 1,041,038
Hotel & Resort REITs .................................... — 4,794,581 — 4,794,581
Hotels, Restaurants & Leisure .............................. — 175,580,849 — 175,580,849
Household Durables ..................................... — 17,297,467 — 17,297,467
Household Products ..................................... — 4,519,505 — 4,519,505
Independent Power and Renewable Electricity Producers ............ — 10,444,133 — 10,444,133
Industrial Conglomerates .................................. — 961,063 — 961,063
Industrial REITs ........................................ — 772,683 — 772,683
Insurance ............................................ — 130,215,251 — 130,215,251
Interactive Media & Services ............................... — 2,127,828 — 2,127,828
IT Services ........................................... — 31,572,584 — 31,572,584
Leisure Products ....................................... — 3,281,155 — 3,281,155
Life Sciences Tools & Services .............................. — 4,973,625 — 4,973,625
Machinery ............................................ — 39,431,747 — 39,431,747
Marine Transportation .................................... — 1,177,113 — 1,177,113
Media ............................................... — 132,721,468 — 132,721,468
Metals & Mining ........................................ — 84,017,564 — 84,017,564
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,936,036 — 2,936,036
Multi-Utilities .......................................... — 18,326,023 — 18,326,023
Office REITs .......................................... — 3,943,818 — 3,943,818
Oil, Gas & Consumable Fuels ............................... — 339,179,719 — 339,179,719
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Paper & Forest Products .................................. $ — $ 3,410,788 $ — $ 3,410,788
Passenger Airlines ...................................... — 48,705,995 — 48,705,995
Personal Care Products .................................. — 2,968,305 — 2,968,305
Pharmaceuticals ....................................... — 38,623,877 — 38,623,877
Professional Services .................................... — 12,860,740 — 12,860,740
Real Estate Management & Development ....................... — 58,767,275 — 58,767,275
Residential REITs ....................................... — 1,284,277 — 1,284,277
Retail REITs .......................................... — 9,241,617 — 9,241,617
Semiconductors & Semiconductor Equipment .................... — 42,500,893 — 42,500,893
Software ............................................. — 119,694,407 — 119,694,407
Specialized REITs ...................................... — 19,118,979 — 19,118,979
Specialty Retail ........................................ — 50,488,073 — 50,488,073
Technology Hardware, Storage & Peripherals .................... — 11,513,986 — 11,513,986
Textiles, Apparel & Luxury Goods ............................ — 7,757,132 — 7,757,132
Tobacco ............................................. — 5,021,738 — 5,021,738
Trading Companies & Distributors ............................ — 37,010,570 — 37,010,570
Transportation Infrastructure ............................... — 578,472 — 578,472
Water Utilities ......................................... — 854,377 — 854,377
Wireless Telecommunication Services ......................... — 55,883,750 — 55,883,750
Equity-Linked Notes ...................................... — 1,476,294,660 — 1,476,294,660
Floating Rate Loan Interests
Aerospace & Defense .................................... — 12,824,559 — 12,824,559
Automobile Components .................................. — 4,573,199 — 4,573,199
Automobiles .......................................... — 1,914,001 — 1,914,001
Beverages ........................................... — 6,052,989 — 6,052,989
Broadline Retail ........................................ — 5,542,909 1,589,600 7,132,509
Building Products ....................................... — 6,752,251 — 6,752,251
Capital Markets ........................................ — 13,097,868 9,328,360 22,426,228
Chemicals ............................................ — 22,128,356 2,052,750 24,181,106
Commercial Services & Supplies ............................. — 23,761,985 — 23,761,985
Communications Equipment ................................ — 1,980,694 — 1,980,694
Construction & Engineering ................................ — 4,962,686 13,775,555 18,738,241
Construction Materials .................................... — 4,999,380 — 4,999,380
Consumer Staples Distribution & Retail ........................ — 2,719,795 — 2,719,795
Containers & Packaging .................................. — 7,663,270 — 7,663,270
Distributors ........................................... — 1,355,431 — 1,355,431
Diversified Consumer Services .............................. — 14,094,073 — 14,094,073
Diversified REITs ....................................... — 2,223,897 — 2,223,897
Diversified Telecommunication Services ........................ — 22,246,791 — 22,246,791
Electric Utilities ........................................ — 777,149 — 777,149
Electrical Equipment ..................................... — 1,583,371 542,514 2,125,885
Electronic Equipment, Instruments & Components ................. — 1,228,451 — 1,228,451
Energy Equipment & Services .............................. — 3,200,989 — 3,200,989
Entertainment ......................................... — 18,706,224 4,409,485 23,115,709
Financial Services ...................................... — 16,304,970 124,522,804 140,827,774
Food Products ......................................... — 16,069,744 3,960,003 20,029,747
Ground Transportation ................................... — 3,840,561 — 3,840,561
Health Care Equipment & Supplies ........................... — 9,285,308 — 9,285,308
Health Care Providers & Services ............................ — 13,913,765 — 13,913,765
Health Care Technology .................................. — 9,807,965 — 9,807,965
Hotels, Restaurants & Leisure .............................. — 41,057,151 5,079,962 46,137,113
Household Durables ..................................... — 5,358,766 2,505,074 7,863,840
Household Products ..................................... — 3,329,679 — 3,329,679
Independent Power and Renewable Electricity Producers ............ — 1,467,651 — 1,467,651
Insurance ............................................ — 25,426,138 — 25,426,138
Interactive Media & Services ............................... — 7,394,010 — 7,394,010
IT Services ........................................... — 16,868,148 — 16,868,148
Leisure Products ....................................... — 1,135,603 1,002,553 2,138,156
Life Sciences Tools & Services .............................. — 14,650,266 — 14,650,266
Machinery ............................................ — 25,552,601 — 25,552,601
Media ............................................... — 19,538,827 2,660,633 22,199,460
Metals & Mining ........................................ — 4,193,356 — 4,193,356
Oil, Gas & Consumable Fuels ............................... — 9,899,217 — 9,899,217
Passenger Airlines ...................................... — 14,108,698 — 14,108,698
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Personal Care Products .................................. $ — $ 6,454,537 $ — $ 6,454,537
Pharmaceuticals ....................................... — 10,692,757 1,901,870 12,594,627
Professional Services .................................... — 26,079,743 — 26,079,743
Real Estate Management & Development ....................... — 1,303,168 1,820,370 3,123,538
Semiconductors & Semiconductor Equipment .................... — 2,380,742 — 2,380,742
Software ............................................. — 53,065,007 1,665,986 54,730,993
Specialty Retail ........................................ — 10,972,345 — 10,972,345
Textiles, Apparel & Luxury Goods ............................ — 1,224,705 510,435 1,735,140
Trading Companies & Distributors ............................ — 3,394,249 5,516,524 8,910,773
Transportation Infrastructure ............................... — 1,696,416 1,333,318 3,029,734
Wireless Telecommunication Services ......................... — 3,430,113 — 3,430,113
Foreign Agency Obligations ................................. — 68,274,343 — 68,274,343
Foreign Government Obligations .............................. — 155,994,275 — 155,994,275
Investment Companies .................................... 724,758,436 — — 724,758,436
Non-Agency Mortgage-Backed Securities ........................ — 932,675,112 — 932,675,112
Preferred Securities
Banks ............................................... 5,386,048 37,394,981 — 42,781,029
Capital Markets ........................................ — 19,464,224 — 19,464,224
Commercial Services & Supplies ............................. — 10,693,762 — 10,693,762
Consumer Finance ...................................... 6,583,188 40,129,665 — 46,712,853
Electric Utilities ........................................ — 15,276,818 — 15,276,818
Financial Services ...................................... — 16,030,298 — 16,030,298
Independent Power and Renewable Electricity Producers ............ — 1,692,240 — 1,692,240
Insurance ............................................ 16,515,450 23,039,545 — 39,554,995
Oil, Gas & Consumable Fuels ............................... — 32,925,150 — 32,925,150
Technology Hardware, Storage & Peripherals .................... — 25,843,460 — 25,843,460
U.S. Government Sponsored Agency Securities .................... — 5,320,010 — 5,320,010
Warrants .............................................. 12,656 — — 12,656
Short-Term Securities
Money Market Funds ...................................... 435,354,028 — — 435,354,028
Options Purchased
Equity contracts .......................................... 29,712 — — 29,712
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (364,051) (364,051)
$ 2,733,120,240 $ 10,036,808,431 $ 183,908,514 $ 12,953,837,185
Investments valued at NAV
(b)
...................................... 157,110,363
$ —
$ 13,110,947,548
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 313,192 $ — $ 313,192
Equity contracts ........................................... 233,117 112,332 — 345,449
Foreign currency exchange contracts ............................ — 441,888 — 441,888
Interest rate contracts ....................................... 64,578,619 — — 64,578,619
Liabilities
Credit contracts ........................................... — (576,102) — (576,102)
Equity contracts ........................................... (2,365,679) (2,037,266) — (4,402,945)
Foreign currency exchange contracts ............................ (14,632,363) (10,395,266) — (25,027,629)
Interest rate contracts ....................................... (3,797,406) — — (3,797,406)
$ 44,016,288 $ (12,141,222) $ — $ 31,875,066
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2022 ....................................... $ 10,267,248 $ 72,638 $ 12,110,810 $ 187,906,300 $ 72,835,034 $ (515,438) $ 282,676,592
Transfers into Level 3 ................................................. — — — 27,529,865 — — 27,529,865
Transfers out of Level 3 ................................................ (10,267,248) — (1,481,490) (13,362,921) (55,902,598) — (81,014,257)
Accrued discounts/premiums ............................................. — — (27,937) 131,815 19,048 — 122,926
Net realized loss ..................................................... — (42,332) (1,320,800) (2,398,486) (528,012) — (4,289,630)
Net change in unrealized appreciation (depreciation)
(a)(b)
........................... — 16,610 (12,514,049) 3,022,784 312,748 151,387 (9,010,520)
Purchases ......................................................... — 26,967,059 13,646,987 4,496,666 — — 45,110,712
Sales ............................................................ — (26,919,207) (10,413,520) (23,148,227) (16,736,220) — (77,217,174)
Closing balance, as of March 31, 2023 ......................................
$ — $ 94,768 $ 1 $ 184,177,796 $ — $ (364,051) $ 183,908,514
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023
(b)
$ —
$
(26,892,566) $ (13,619,049) $ 2,431,604 $ — $ 151,387 $ (37,928,624)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate